Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
1.13%, 01/15/21	250,736,779	251,549,076
0.13%, 04/15/21	317,775,847	314,400,550
0.63%, 07/15/21	266,188,624	267,238,493
0.13%, 01/15/22	293,449,341	290,681,028
0.13%, 04/15/22	309,801,254	306,692,860
0.13%, 07/15/22	302,982,366	301,749,131
0.13%, 01/15/23	303,116,739	300,661,348
0.63%, 04/15/23	303,697,844	306,222,020
0.38%, 07/15/23	301,970,299	303,838,665
0.63%, 01/15/24	301,147,810	305,935,398
0.50%, 04/15/24	217,488,007	220,242,599
0.13%, 07/15/24	295,678,290	295,533,940
0.25%, 01/15/25	296,550,186	297,420,472
2.38%, 01/15/25	191,512,668	213,240,824
0.38%, 07/15/25	296,411,218	300,461,819
0.63%, 01/15/26	265,334,107	272,074,432
2.00%, 01/15/26	138,878,875	154,226,623
0.13%, 07/15/26	250,359,473	249,777,523
0.38%, 01/15/27	248,432,370	251,193,671
2.38%, 01/15/27	112,692,778	130,094,229
0.38%, 07/15/27	245,493,416	249,325,387
0.50%, 01/15/28	243,459,394	249,048,983
1.75%, 01/15/28	114,350,542	128,492,174
3.63%, 04/15/28	96,284,345	123,522,970
0.75%, 07/15/28	239,074,810	251,006,951
0.88%, 01/15/29	237,668,986	252,247,583
2.50%, 01/15/29	110,325,545	133,252,716
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 04/15/29	117,156,989	157,100,415
0.25%, 07/15/29	174,564,352	176,051,921
3.38%, 04/15/32	44,514,123	61,462,373
2.13%, 02/15/40	60,262,817	79,938,818
2.13%, 02/15/41	76,685,048	102,610,939
0.75%, 02/15/42	134,730,351	141,909,537
0.63%, 02/15/43	99,585,285	101,717,051
1.38%, 02/15/44	150,286,407	179,349,485
0.75%, 02/15/45	167,475,478	175,234,603
1.00%, 02/15/46	123,022,627	136,440,936
0.88%, 02/15/47	120,671,552	130,443,668
1.00%, 02/15/48	118,207,479	131,968,395
1.00%, 02/15/49	102,218,662	114,960,925
Total Treasuries
(Cost $8,238,109,502)		8,409,320,531
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	575,861	575,861
Total Other Investment Company
(Cost $575,861)		575,861
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$8,409,320,531	$—	$8,409,320,531
Other Investment Company[1]	575,861	—	—	575,861
Total	$575,861	$8,409,320,531	$—	$8,409,896,392
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
7.88%, 02/15/21	5,465,000	5,915,649
8.13%, 05/15/21	1,700,000	1,874,051
8.13%, 08/15/21	2,000,000	2,236,875
8.00%, 11/15/21	16,331,000	18,481,142
7.25%, 08/15/22	7,781,000	9,014,562
Notes
1.75%, 11/15/20	35,164,000	35,143,396
2.63%, 11/15/20	146,355,000	147,684,201
1.63%, 11/30/20	110,032,000	109,821,392
2.00%, 11/30/20	41,367,000	41,462,338
2.75%, 11/30/20	86,976,000	87,920,505
1.88%, 12/15/20	132,833,000	132,970,503
1.75%, 12/31/20	123,734,000	123,676,000
2.38%, 12/31/20	46,211,000	46,543,142
2.50%, 12/31/20	84,625,000	85,363,816
2.00%, 01/15/21	44,473,000	44,597,212
1.38%, 01/31/21	49,912,000	49,656,591
2.13%, 01/31/21	55,995,000	56,257,477
2.50%, 01/31/21	48,233,000	48,690,837
2.25%, 02/15/21	47,248,000	47,562,679
3.63%, 02/15/21	77,485,000	79,453,906
1.13%, 02/28/21	70,644,000	70,032,764
2.00%, 02/28/21	66,446,000	66,688,683
2.50%, 02/28/21	82,490,000	83,345,511
2.38%, 03/15/21	54,994,000	55,491,309
1.25%, 03/31/21	34,502,000	34,259,408
2.25%, 03/31/21	75,049,000	75,611,868
2.38%, 04/15/21	73,015,000	73,722,333
1.38%, 04/30/21	71,480,000	71,101,659
2.25%, 04/30/21	65,621,000	66,158,015
2.63%, 05/15/21	73,836,000	74,914,698
3.13%, 05/15/21	51,835,000	52,989,138
1.38%, 05/31/21	73,613,000	73,214,742
2.00%, 05/31/21	6,508,000	6,539,396
2.13%, 05/31/21	84,879,000	85,467,516
2.63%, 06/15/21	64,482,000	65,480,715
1.13%, 06/30/21	67,953,000	67,292,051
1.63%, 06/30/21	26,922,000	26,895,709
2.13%, 06/30/21	4,688,000	4,723,709
2.63%, 07/15/21	66,806,000	67,903,341
1.13%, 07/31/21	133,905,000	132,602,565
1.75%, 07/31/21	49,396,000	49,472,217
2.25%, 07/31/21	798,000	806,214
2.13%, 08/15/21	9,241,000	9,317,347
2.75%, 08/15/21	182,185,000	185,786,000
1.13%, 08/31/21	23,802,000	23,565,839
1.50%, 08/31/21	69,000	68,806
2.00%, 08/31/21	12,666,000	12,746,647
2.75%, 09/15/21	81,692,000	83,451,888
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 09/30/21	79,553,000	78,741,967
2.13%, 09/30/21	30,555,000	30,841,453
2.88%, 10/15/21	102,423,000	104,943,567
1.25%, 10/31/21	133,513,000	132,451,676
2.00%, 10/31/21	89,903,000	90,550,934
2.88%, 11/15/21	70,420,000	72,223,137
1.75%, 11/30/21	179,967,000	180,402,859
2.63%, 12/15/21	99,761,000	101,976,396
2.00%, 12/31/21	90,480,000	91,231,055
2.13%, 12/31/21	3,790,000	3,832,045
2.50%, 01/15/22	95,439,000	97,303,043
1.50%, 01/31/22	42,610,000	42,503,475
1.88%, 01/31/22	88,032,000	88,535,777
2.00%, 02/15/22	50,247,000	50,717,084
2.50%, 02/15/22	45,214,000	46,134,175
1.75%, 02/28/22	45,346,000	45,497,448
1.88%, 02/28/22	48,182,000	48,472,786
2.38%, 03/15/22	65,454,000	66,710,666
1.75%, 03/31/22	50,616,000	50,818,662
1.88%, 03/31/22	40,881,000	41,166,049
2.25%, 04/15/22	44,806,000	45,515,720
1.75%, 04/30/22	47,770,000	47,961,267
1.88%, 04/30/22	59,760,000	60,174,351
1.75%, 05/15/22	43,402,000	43,587,645
2.13%, 05/15/22	67,807,000	68,706,237
1.75%, 05/31/22	65,980,000	66,239,023
1.88%, 05/31/22	44,510,000	44,844,694
1.75%, 06/15/22	66,087,000	66,394,201
1.75%, 06/30/22	58,134,000	58,398,555
2.13%, 06/30/22	51,678,000	52,436,011
1.75%, 07/15/22	72,248,000	72,542,919
1.88%, 07/31/22	53,696,000	54,106,061
2.00%, 07/31/22	153,961,000	155,762,224
1.50%, 08/15/22	153,000	152,668
1.63%, 08/15/22	111,000	111,167
1.63%, 08/31/22	48,000	48,050
1.88%, 08/31/22	218,587,000	220,461,213
1.50%, 09/15/22	85,000,000	84,848,926
Total Treasuries
(Cost $5,346,842,114)		5,401,321,548

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	779,278	779,278
Total Other Investment Company
(Cost $779,278)		779,278
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$5,401,321,548	$—	$5,401,321,548
Other Investment Company[1]	779,278	—	—	779,278
Total	$779,278	$5,401,321,548	$—	$5,402,100,826
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.3% of net assets
Bonds
7.63%, 11/15/22	1,447,000	1,712,745
7.13%, 02/15/23	7,037,000	8,316,580
6.25%, 08/15/23	6,927,000	8,144,366
7.50%, 11/15/24	10,304,000	13,309,065
7.63%, 02/15/25	3,446,000	4,516,010
6.88%, 08/15/25	3,631,000	4,703,918
6.00%, 02/15/26	6,605,000	8,361,517
6.75%, 08/15/26	3,966,000	5,291,899
6.50%, 11/15/26	5,448,000	7,236,795
6.63%, 02/15/27	3,923,000	5,283,561
6.38%, 08/15/27	3,285,000	4,435,520
6.13%, 11/15/27	8,184,000	10,975,032
5.50%, 08/15/28	5,963,000	7,853,224
5.25%, 11/15/28	5,929,000	7,725,070
5.25%, 02/15/29	1,724,000	2,259,619
6.13%, 08/15/29	4,958,000	6,960,180
Notes
1.63%, 11/15/22	37,267,000	37,325,230
2.00%, 11/30/22	92,901,000	94,085,851
2.13%, 12/31/22	106,852,000	108,696,866
1.75%, 01/31/23	28,988,000	29,146,528
2.38%, 01/31/23	34,812,000	35,702,698
2.00%, 02/15/23	49,216,000	49,896,565
1.50%, 02/28/23	38,655,000	38,561,382
2.63%, 02/28/23	35,428,000	36,658,984
1.50%, 03/31/23	21,171,000	21,125,929
2.50%, 03/31/23	32,507,000	33,535,542
1.63%, 04/30/23	44,616,000	44,689,198
2.75%, 04/30/23	33,037,000	34,383,000
1.75%, 05/15/23	36,320,000	36,540,616
1.63%, 05/31/23	34,811,000	34,886,469
2.75%, 05/31/23	30,303,000	31,566,611
1.38%, 06/30/23	25,366,000	25,185,168
2.63%, 06/30/23	24,522,000	25,460,254
1.25%, 07/31/23	40,548,000	40,066,492
2.75%, 07/31/23	63,585,000	66,356,909
2.50%, 08/15/23	39,315,000	40,691,025
1.38%, 08/31/23	21,492,000	21,336,696
2.75%, 08/31/23	39,545,000	41,312,167
1.38%, 09/30/23	19,003,000	18,864,197
2.88%, 09/30/23	35,185,000	36,958,681
1.63%, 10/31/23	8,800,000	8,820,797
2.88%, 10/31/23	54,307,000	57,100,840
2.75%, 11/15/23	62,643,000	65,586,732
2.13%, 11/30/23	41,506,000	42,427,725
2.88%, 11/30/23	65,471,000	68,909,506
2.25%, 12/31/23	16,559,000	17,020,517
2.63%, 12/31/23	48,195,000	50,279,999
2.25%, 01/31/24	26,951,000	27,720,577
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/31/24	77,675,000	80,692,492
2.75%, 02/15/24	58,147,000	61,047,536
2.13%, 02/29/24	27,688,000	28,350,457
2.38%, 02/29/24	43,072,000	44,568,584
2.13%, 03/31/24	60,818,000	62,296,875
2.00%, 04/30/24	30,575,000	31,162,016
2.25%, 04/30/24	53,326,000	54,939,320
2.50%, 05/15/24	74,232,000	77,307,118
2.00%, 05/31/24	75,462,000	76,977,135
1.75%, 06/30/24	51,498,000	51,941,567
2.00%, 06/30/24	34,294,000	34,966,484
1.75%, 07/31/24	29,874,000	30,141,816
2.13%, 07/31/24	70,399,000	72,208,474
2.38%, 08/15/24	69,291,000	71,892,119
1.25%, 08/31/24	2,841,000	2,801,548
1.88%, 08/31/24	28,753,000	29,180,925
2.13%, 09/30/24	40,159,000	41,222,586
2.25%, 10/31/24	28,312,000	29,243,752
2.25%, 11/15/24	75,762,000	78,259,778
2.13%, 11/30/24	29,764,000	30,572,046
2.25%, 12/31/24	29,295,000	30,284,851
2.50%, 01/31/25	31,247,000	32,715,365
2.00%, 02/15/25	70,076,000	71,570,589
2.75%, 02/28/25	32,972,000	34,959,980
2.63%, 03/31/25	38,229,000	40,305,462
2.88%, 04/30/25	37,704,000	40,283,631
2.13%, 05/15/25	69,977,000	71,973,805
2.88%, 05/31/25	30,788,000	32,914,898
2.75%, 06/30/25	34,983,000	37,187,202
2.88%, 07/31/25	41,346,000	44,271,714
2.00%, 08/15/25	75,872,000	77,573,193
2.75%, 08/31/25	26,192,000	27,881,179
3.00%, 09/30/25	31,566,000	34,075,250
3.00%, 10/31/25	34,878,000	37,685,951
2.25%, 11/15/25	65,086,000	67,516,555
2.88%, 11/30/25	27,595,000	29,637,677
2.63%, 12/31/25	33,866,000	35,901,929
2.63%, 01/31/26	41,204,000	43,706,821
1.63%, 02/15/26	65,994,000	66,031,380
2.50%, 02/28/26	29,583,000	31,174,242
2.25%, 03/31/26	30,823,000	32,031,840
2.38%, 04/30/26	25,681,000	26,894,828
1.63%, 05/15/26	62,661,000	62,701,387
2.13%, 05/31/26	38,786,000	40,025,334
1.88%, 06/30/26	57,586,000	58,542,017
1.88%, 07/31/26	24,174,000	24,576,270
1.50%, 08/15/26	84,291,000	83,622,636
1.38%, 08/31/26	2,144,000	2,109,872
2.00%, 11/15/26	67,879,000	69,622,376
2.25%, 02/15/27	87,319,000	91,120,447
2.38%, 05/15/27	84,898,000	89,472,875
2.25%, 08/15/27	58,609,000	61,283,036

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 11/15/27	67,447,000	70,566,424
2.75%, 02/15/28	76,475,000	83,042,590
2.88%, 05/15/28	97,204,000	106,704,173
2.88%, 08/15/28	86,080,000	94,661,100
3.13%, 11/15/28	84,602,000	94,993,835
2.63%, 02/15/29	85,834,000	92,913,629
2.38%, 05/15/29	115,537,000	122,712,931
1.63%, 08/15/29	832,000	828,263
Total Treasuries
(Cost $4,420,608,306)		4,613,835,017
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (a)	5,482,592	5,482,592
Total Other Investment Company
(Cost $5,482,592)		5,482,592
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$4,613,835,017	$—	$4,613,835,017
Other Investment Company[1]	5,482,592	—	—	5,482,592
Total	$5,482,592	$4,613,835,017	$—	$4,619,317,609
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 24.9% of net assets

Financial Institutions 7.9%
Banking 5.6%
American Express Co.
3.00%, 02/22/21 (a)	250,000	253,287
3.38%, 05/17/21 (a)	350,000	357,094
3.70%, 11/05/21 (a)	250,000	258,193
2.75%, 05/20/22 (a)	450,000	457,329
2.50%, 08/01/22 (a)	500,000	505,193
2.65%, 12/02/22	500,000	508,137
3.40%, 02/27/23 (a)	500,000	519,513
3.70%, 08/03/23 (a)	350,000	368,980
3.40%, 02/22/24 (a)	400,000	418,602
2.50%, 07/30/24 (a)	550,000	554,623
3.00%, 10/30/24 (a)	750,000	775,036
4.20%, 11/06/25 (a)	250,000	274,941
4.05%, 12/03/42	500,000	581,229
American Express Credit Corp.
2.25%, 05/05/21 (a)	1,000,000	1,003,821
2.70%, 03/03/22 (a)	400,000	407,107
3.30%, 05/03/27 (a)	750,000	801,066
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	650,000	652,902
2.63%, 05/19/22	1,000,000	1,017,865
2.63%, 11/09/22	750,000	763,206
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	251,829
Banco Santander S.A.
3.50%, 04/11/22	200,000	205,319
3.85%, 04/12/23	600,000	625,657
2.71%, 06/27/24	200,000	202,330
5.18%, 11/19/25	400,000	441,650
3.80%, 02/23/28	600,000	629,074
4.38%, 04/12/28	200,000	218,968
3.31%, 06/27/29	600,000	620,652
Bank of America Corp.
5.88%, 01/05/21	800,000	836,946
2.63%, 04/19/21	1,250,000	1,261,526
5.00%, 05/13/21	2,250,000	2,349,351
2.33%, 10/01/21 (a)(b)	1,700,000	1,702,164
2.74%, 01/23/22 (a)(b)	500,000	502,931
3.50%, 05/17/22 (a)(b)	250,000	255,016
2.50%, 10/21/22 (a)	1,750,000	1,762,336
3.30%, 01/11/23	2,900,000	2,998,092
3.12%, 01/20/23 (a)(b)	2,750,000	2,806,236
4.10%, 07/24/23	500,000	533,799
3.00%, 12/20/23 (a)(b)	500,000	510,899
4.13%, 01/22/24	750,000	807,728
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.86%, 07/23/24 (a)(b)	500,000	526,993
4.20%, 08/26/24	750,000	804,964
4.00%, 01/22/25	500,000	531,273
3.46%, 03/15/25 (a)(b)	575,000	599,544
3.95%, 04/21/25	500,000	530,223
3.88%, 08/01/25	2,500,000	2,696,628
4.25%, 10/22/26	550,000	594,346
3.25%, 10/21/27 (a)	1,000,000	1,040,249
3.71%, 04/24/28 (a)(b)	500,000	532,211
3.59%, 07/21/28 (a)(b)	850,000	898,100
3.42%, 12/20/28 (a)(b)	750,000	783,946
3.97%, 03/05/29 (a)(b)	1,000,000	1,084,364
4.27%, 07/23/29 (a)(b)	450,000	500,961
3.97%, 02/07/30 (a)(b)	500,000	546,837
3.19%, 07/23/30 (a)(b)	400,000	413,049
6.11%, 01/29/37	650,000	852,471
4.24%, 04/24/38 (a)(b)	2,000,000	2,288,470
7.75%, 05/14/38	900,000	1,373,332
4.08%, 04/23/40 (a)(b)	350,000	392,141
5.88%, 02/07/42	1,000,000	1,386,575
5.00%, 01/21/44	750,000	952,803
4.75%, 04/21/45	500,000	602,750
4.44%, 01/20/48 (a)(b)	750,000	891,029
4.33%, 03/15/50 (a)(b)	750,000	885,052
Bank of Montreal
3.10%, 04/13/21	500,000	508,719
1.90%, 08/27/21	250,000	249,704
2.90%, 03/26/22	350,000	356,848
2.35%, 09/11/22	1,000,000	1,011,350
2.55%, 11/06/22 (a)	500,000	508,274
3.30%, 02/05/24	500,000	520,631
2.50%, 06/28/24	300,000	303,386
3.80%, 12/15/32 (a)(b)	354,000	367,463
Bank of New York Mellon Corp.
4.15%, 02/01/21	500,000	514,090
2.05%, 05/03/21 (a)	250,000	250,258
2.60%, 02/07/22 (a)	1,000,000	1,014,442
1.95%, 08/23/22	1,000,000	1,000,962
2.95%, 01/29/23 (a)	500,000	513,803
2.20%, 08/16/23 (a)	500,000	502,056
3.25%, 09/11/24 (a)	350,000	367,405
3.95%, 11/18/25 (a)	1,000,000	1,089,570
3.25%, 05/16/27 (a)	300,000	316,716
3.44%, 02/07/28 (a)(b)	500,000	530,594
3.00%, 10/30/28 (a)	500,000	515,049
Bank of Nova Scotia
2.50%, 01/08/21	500,000	503,057
2.45%, 03/22/21	500,000	503,575
3.13%, 04/20/21	750,000	762,535
2.70%, 03/07/22	700,000	712,495
2.45%, 09/19/22	250,000	253,689

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 01/18/23	250,000	252,267
3.40%, 02/11/24	350,000	365,726
4.50%, 12/16/25	300,000	326,568
2.70%, 08/03/26	400,000	406,067
4.65%, Perpetual (a)(b)(c)	350,000	347,601
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,022,745
2.65%, 01/11/21 (a)	250,000	250,786
Barclays PLC
3.25%, 01/12/21	1,500,000	1,512,225
4.61%, 02/15/23 (a)(b)	250,000	259,731
4.34%, 05/16/24 (a)(b)	700,000	732,009
3.65%, 03/16/25	1,000,000	1,026,018
3.93%, 05/07/25 (a)(b)	500,000	517,145
4.38%, 01/12/26	500,000	528,718
4.97%, 05/16/29 (a)(b)	700,000	768,523
5.25%, 08/17/45	1,000,000	1,133,519
BB&T Corp.
2.05%, 05/10/21 (a)	300,000	299,897
3.20%, 09/03/21 (a)	750,000	765,742
3.95%, 03/22/22 (a)	100,000	103,991
2.75%, 04/01/22 (a)	300,000	304,555
2.20%, 03/16/23 (a)	350,000	349,967
3.75%, 12/06/23 (a)	1,000,000	1,058,802
3.70%, 06/05/25 (a)	230,000	245,966
BBVA USA
3.50%, 06/11/21 (a)	250,000	254,204
2.50%, 08/27/24 (a)	250,000	248,632
3.88%, 04/10/25 (a)	250,000	260,502
BNP Paribas S.A.
5.00%, 01/15/21	600,000	622,402
3.25%, 03/03/23	600,000	624,514
4.25%, 10/15/24	300,000	317,303
BPCE S.A.
2.65%, 02/03/21	500,000	503,287
4.00%, 04/15/24	1,000,000	1,078,884
Branch Banking & Trust Co.
3.63%, 09/16/25 (a)	1,000,000	1,063,717
3.80%, 10/30/26 (a)	500,000	538,917
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	250,000	252,449
2.55%, 06/16/22	250,000	254,188
2.61%, 07/22/23 (a)(b)	100,000	100,681
3.50%, 09/13/23	750,000	789,608
3.10%, 04/02/24	250,000	257,812
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,096,624
3.05%, 03/09/22 (a)	500,000	510,119
3.50%, 06/15/23	2,000,000	2,084,270
3.20%, 02/05/25 (a)	500,000	514,408
4.20%, 10/29/25 (a)	750,000	799,530
3.75%, 07/28/26 (a)	300,000	311,880
3.75%, 03/09/27 (a)	250,000	262,652
3.80%, 01/31/28 (a)	400,000	422,369
Capital One NA
2.25%, 09/13/21 (a)	1,250,000	1,250,573
Citibank NA
3.40%, 07/23/21 (a)	250,000	255,943
2.84%, 05/20/22 (a)(b)	500,000	505,211
3.65%, 01/23/24 (a)	600,000	636,739
Citigroup, Inc.
2.65%, 10/26/20	750,000	754,723
2.70%, 03/30/21	250,000	252,417
2.90%, 12/08/21 (a)	1,000,000	1,015,095
4.50%, 01/14/22	1,850,000	1,945,421
2.75%, 04/25/22 (a)	2,000,000	2,030,449
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.14%, 01/24/23 (a)(b)	1,600,000	1,629,895
2.88%, 07/24/23 (a)(b)	1,500,000	1,519,867
4.04%, 06/01/24 (a)(b)	350,000	370,010
3.75%, 06/16/24	500,000	530,768
3.88%, 03/26/25	250,000	263,246
3.35%, 04/24/25 (a)(b)	500,000	518,405
3.30%, 04/27/25	765,000	800,737
4.40%, 06/10/25	750,000	807,924
5.50%, 09/13/25	1,000,000	1,134,526
3.70%, 01/12/26	750,000	797,068
3.40%, 05/01/26	250,000	261,342
3.20%, 10/21/26 (a)	1,000,000	1,034,618
4.30%, 11/20/26	1,000,000	1,078,134
4.45%, 09/29/27	1,150,000	1,255,798
3.89%, 01/10/28 (a)(b)	400,000	428,790
3.67%, 07/24/28 (a)(b)	1,750,000	1,854,086
4.13%, 07/25/28	550,000	590,769
3.52%, 10/27/28 (a)(b)	500,000	523,318
3.98%, 03/20/30 (a)(b)	950,000	1,033,818
5.88%, 02/22/33	150,000	185,131
3.88%, 01/24/39 (a)(b)	1,500,000	1,642,232
8.13%, 07/15/39	200,000	328,313
6.68%, 09/13/43	200,000	290,400
5.30%, 05/06/44	500,000	622,462
4.65%, 07/30/45	700,000	844,505
4.75%, 05/18/46	500,000	584,001
4.65%, 07/23/48 (a)	800,000	980,471
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	251,785
3.25%, 02/14/22 (a)	500,000	512,333
2.65%, 05/26/22 (a)	250,000	253,094
3.70%, 03/29/23 (a)	250,000	262,250
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	267,521
2.85%, 07/27/26 (a)	150,000	151,652
Comerica, Inc.
4.00%, 02/01/29 (a)	600,000	660,838
Commonwealth Bank of Australia
2.55%, 03/15/21	550,000	554,165
Cooperatieve Rabobank UA
4.50%, 01/11/21	350,000	360,934
2.50%, 01/19/21	750,000	754,524
3.13%, 04/26/21	250,000	254,366
2.75%, 01/10/22	250,000	253,948
3.88%, 02/08/22	1,500,000	1,563,798
2.75%, 01/10/23	250,000	254,594
4.63%, 12/01/23	450,000	483,379
3.38%, 05/21/25	500,000	532,209
4.38%, 08/04/25	500,000	540,400
3.75%, 07/21/26	250,000	259,564
5.25%, 05/24/41	600,000	825,636
5.25%, 08/04/45	750,000	942,387
Credit Suisse AG
3.63%, 09/09/24	800,000	845,114
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	750,000	757,240
3.45%, 04/16/21	900,000	915,086
3.80%, 09/15/22	500,000	520,121
3.75%, 03/26/25	1,750,000	1,839,198
4.55%, 04/17/26	500,000	549,437
4.88%, 05/15/45	500,000	612,872
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	360,832
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	2,004,210
3.15%, 01/22/21	500,000	499,795
3.30%, 11/16/22	500,000	497,329

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 02/27/23	1,500,000	1,522,844
3.70%, 05/30/24	99,000	99,222
Discover Bank
4.68%, 08/09/28 (a)(b)	250,000	261,599
4.65%, 09/13/28 (a)	1,000,000	1,114,691
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,566,169
Fifth Third Bancorp
2.60%, 06/15/22 (a)	450,000	454,972
4.30%, 01/16/24 (a)	250,000	268,321
3.65%, 01/25/24 (a)	500,000	527,391
8.25%, 03/01/38	350,000	539,084
Fifth Third Bank
2.25%, 06/14/21 (a)	750,000	752,615
3.95%, 07/28/25 (a)	250,000	272,151
3.85%, 03/15/26 (a)	500,000	533,518
First Republic Bank
2.50%, 06/06/22 (a)	250,000	251,333
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	450,068
Goldman Sachs Group, Inc.
2.88%, 02/25/21 (a)	500,000	504,441
2.63%, 04/25/21 (a)	1,000,000	1,006,077
5.25%, 07/27/21	1,262,000	1,330,371
2.35%, 11/15/21 (a)	1,500,000	1,501,856
5.75%, 01/24/22	1,100,000	1,185,518
3.00%, 04/26/22 (a)	1,100,000	1,112,194
2.88%, 10/31/22 (a)(b)	1,000,000	1,011,656
3.63%, 01/22/23	1,000,000	1,040,640
2.91%, 06/05/23 (a)(b)	250,000	253,356
2.91%, 07/24/23 (a)(b)	900,000	912,542
3.63%, 02/20/24 (a)	600,000	629,224
4.00%, 03/03/24	300,000	319,895
3.85%, 07/08/24 (a)	650,000	688,507
3.50%, 01/23/25 (a)	1,000,000	1,043,132
3.75%, 05/22/25 (a)	250,000	264,760
3.27%, 09/29/25 (a)(b)	650,000	671,405
4.25%, 10/21/25	1,000,000	1,070,961
3.50%, 11/16/26 (a)	400,000	415,860
5.95%, 01/15/27	265,000	315,224
3.85%, 01/26/27 (a)	1,400,000	1,485,645
3.69%, 06/05/28 (a)(b)	1,000,000	1,049,756
3.81%, 04/23/29 (a)(b)	500,000	531,282
4.22%, 05/01/29 (a)(b)	1,100,000	1,201,706
6.45%, 05/01/36	500,000	650,982
6.75%, 10/01/37	1,500,000	2,027,394
4.41%, 04/23/39 (a)(b)	1,000,000	1,131,398
6.25%, 02/01/41	1,000,000	1,382,747
4.80%, 07/08/44 (a)	600,000	719,494
5.15%, 05/22/45	600,000	713,107
4.75%, 10/21/45 (a)	500,000	600,776
HSBC Bank USA NA
5.88%, 11/01/34	250,000	321,253
7.00%, 01/15/39	250,000	361,756
HSBC Holdings PLC
3.40%, 03/08/21	880,000	894,097
5.10%, 04/05/21	850,000	886,381
2.95%, 05/25/21	1,000,000	1,010,591
2.65%, 01/05/22	1,150,000	1,158,623
3.26%, 03/13/23 (a)(b)	850,000	865,698
4.25%, 03/14/24	1,200,000	1,263,463
3.95%, 05/18/24 (a)(b)	250,000	261,775
3.80%, 03/11/25 (a)(b)	250,000	260,651
4.30%, 03/08/26	1,850,000	1,999,700
3.90%, 05/25/26	2,200,000	2,330,629
4.29%, 09/12/26 (a)(b)	1,000,000	1,073,046
4.38%, 11/23/26	300,000	321,218
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.04%, 03/13/28 (a)(b)	500,000	531,386
4.58%, 06/19/29 (a)(b)	1,500,000	1,662,625
3.97%, 05/22/30 (a)(b)	200,000	213,710
6.50%, 05/02/36	500,000	666,383
6.50%, 09/15/37	650,000	874,341
6.80%, 06/01/38	750,000	1,045,458
5.25%, 03/14/44	595,000	736,936
HSBC USA, Inc.
3.50%, 06/23/24	200,000	211,562
Huntington Bancshares, Inc.
3.15%, 03/14/21 (a)	500,000	506,864
2.63%, 08/06/24 (a)	250,000	252,706
4.00%, 05/15/25 (a)	250,000	268,218
Huntington National Bank
3.25%, 05/14/21 (a)	250,000	254,290
2.50%, 08/07/22 (a)	250,000	252,656
3.55%, 10/06/23 (a)	500,000	524,333
ING Groep N.V.
3.15%, 03/29/22	1,750,000	1,790,049
3.55%, 04/09/24	250,000	261,349
3.95%, 03/29/27	300,000	323,292
4.55%, 10/02/28	250,000	284,258
JPMorgan Chase & Co.
4.25%, 10/15/20	500,000	511,707
2.55%, 10/29/20 (a)	1,250,000	1,256,663
4.63%, 05/10/21	1,500,000	1,559,416
2.30%, 08/15/21 (a)	1,600,000	1,603,160
4.35%, 08/15/21	2,250,000	2,341,255
3.25%, 09/23/22	250,000	258,491
2.97%, 01/15/23 (a)	250,000	254,641
3.20%, 01/25/23	1,291,000	1,334,124
3.38%, 05/01/23	2,000,000	2,069,778
2.70%, 05/18/23 (a)	250,000	254,366
3.88%, 02/01/24	1,200,000	1,279,381
3.56%, 04/23/24 (a)(b)	700,000	730,341
3.63%, 05/13/24	250,000	264,944
3.80%, 07/23/24 (a)(b)	1,500,000	1,582,851
3.88%, 09/10/24	450,000	479,124
4.02%, 12/05/24 (a)(b)	350,000	373,395
3.13%, 01/23/25 (a)	1,000,000	1,036,136
3.22%, 03/01/25 (a)(b)	350,000	362,567
3.30%, 04/01/26 (a)	1,575,000	1,649,520
3.20%, 06/15/26 (a)	200,000	207,791
2.95%, 10/01/26 (a)	725,000	743,963
4.13%, 12/15/26	500,000	546,029
4.25%, 10/01/27	250,000	274,894
3.63%, 12/01/27 (a)	500,000	526,815
3.78%, 02/01/28 (a)(b)	1,600,000	1,713,128
3.54%, 05/01/28 (a)(b)	1,750,000	1,846,785
3.51%, 01/23/29 (a)(b)	600,000	634,727
4.01%, 04/23/29 (a)(b)	500,000	546,536
4.20%, 07/23/29 (a)(b)	650,000	720,956
4.45%, 12/05/29 (a)(b)	750,000	848,464
3.70%, 05/06/30 (a)(b)	700,000	750,656
2.74%, 10/15/30 (a)(b)	900,000	894,848
6.40%, 05/15/38	1,150,000	1,648,347
3.88%, 07/24/38 (a)(b)	750,000	829,942
5.50%, 10/15/40	500,000	670,587
5.40%, 01/06/42 (d)	600,000	795,688
5.63%, 08/16/43	350,000	464,163
4.85%, 02/01/44	500,000	631,364
4.95%, 06/01/45	400,000	498,946
4.26%, 02/22/48 (a)(b)	750,000	876,902
4.03%, 07/24/48 (a)(b)	500,000	566,159
3.96%, 11/15/48 (a)(b)	1,000,000	1,122,903
3.90%, 01/23/49 (a)(b)	500,000	557,226

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
KeyBank NA
3.30%, 02/01/22	350,000	360,122
2.40%, 06/09/22	250,000	252,039
2.30%, 09/14/22	250,000	251,409
3.38%, 03/07/23	250,000	260,090
KeyCorp
5.10%, 03/24/21	250,000	260,505
4.10%, 04/30/28	1,250,000	1,379,192
Lloyds Bank PLC
6.38%, 01/21/21	500,000	526,643
3.30%, 05/07/21	250,000	254,333
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,267,185
2.86%, 03/17/23 (a)(b)	450,000	451,569
4.05%, 08/16/23	250,000	262,304
4.50%, 11/04/24	1,000,000	1,044,651
4.65%, 03/24/26	1,500,000	1,581,268
3.75%, 01/11/27	400,000	415,204
4.38%, 03/22/28	1,500,000	1,632,652
3.57%, 11/07/28 (a)(b)	250,000	255,324
4.34%, 01/09/48	500,000	513,203
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (a)	250,000	251,859
2.50%, 05/18/22 (a)	500,000	504,834
2.90%, 02/06/25 (a)	250,000	258,358
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,161,398
2.19%, 09/13/21	2,500,000	2,497,252
2.62%, 07/18/22	700,000	706,610
3.46%, 03/02/23	250,000	259,142
3.41%, 03/07/24	500,000	520,868
2.80%, 07/18/24	300,000	305,438
3.78%, 03/02/25	250,000	267,203
3.85%, 03/01/26	750,000	805,458
3.68%, 02/22/27	200,000	214,191
3.29%, 07/25/27	1,100,000	1,150,339
3.96%, 03/02/28	250,000	274,561
3.74%, 03/07/29	1,000,000	1,084,723
3.20%, 07/18/29	550,000	569,028
4.29%, 07/26/38	150,000	173,048
4.15%, 03/07/39	150,000	170,609
3.75%, 07/18/39	500,000	537,432
Mizuho Financial Group, Inc.
2.95%, 02/28/22	500,000	507,334
2.60%, 09/11/22	750,000	755,843
3.55%, 03/05/23	250,000	260,132
2.72%, 07/16/23 (a)(b)	300,000	302,620
3.66%, 02/28/27	600,000	643,394
3.17%, 09/11/27	700,000	726,883
4.25%, 09/11/29 (a)(b)	500,000	559,328
3.15%, 07/16/30 (a)(b)	250,000	255,674
2.87%, 09/13/30 (a)(b)	200,000	199,419
Morgan Stanley
5.75%, 01/25/21	750,000	784,991
5.50%, 07/28/21	750,000	796,065
2.63%, 11/17/21	1,250,000	1,262,321
2.75%, 05/19/22	400,000	405,952
4.88%, 11/01/22	1,000,000	1,072,819
3.13%, 01/23/23	2,000,000	2,052,795
3.75%, 02/25/23	500,000	523,104
4.10%, 05/22/23	750,000	790,310
3.74%, 04/24/24 (a)(b)	1,000,000	1,044,898
3.88%, 04/29/24	1,000,000	1,064,522
3.70%, 10/23/24	500,000	529,778
4.00%, 07/23/25	2,000,000	2,159,242
5.00%, 11/24/25	1,000,000	1,121,428
3.88%, 01/27/26	200,000	214,845
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 07/27/26	700,000	722,021
4.35%, 09/08/26	1,250,000	1,354,715
3.63%, 01/20/27	1,000,000	1,059,762
3.59%, 07/22/28 (a)(b)	1,500,000	1,582,501
3.77%, 01/24/29 (a)(b)	850,000	909,176
4.43%, 01/23/30 (a)(b)	850,000	955,426
7.25%, 04/01/32	500,000	714,167
4.46%, 04/22/39 (a)(b)	250,000	291,628
6.38%, 07/24/42	600,000	872,217
4.30%, 01/27/45	1,000,000	1,159,020
4.38%, 01/22/47	550,000	646,537
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	256,240
National Australia Bank Ltd.
1.88%, 07/12/21	600,000	598,433
2.50%, 05/22/22	750,000	759,648
3.00%, 01/20/23	250,000	256,538
2.88%, 04/12/23	500,000	512,216
3.63%, 06/20/23	250,000	263,302
3.38%, 01/14/26	750,000	795,511
2.50%, 07/12/26	250,000	252,434
Northern Trust Corp.
3.95%, 10/30/25	500,000	544,419
3.65%, 08/03/28 (a)	250,000	274,427
3.15%, 05/03/29 (a)	250,000	264,764
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	170,261
PNC Bank NA
2.45%, 11/05/20 (a)	250,000	251,162
2.50%, 01/22/21 (a)	250,000	251,628
2.15%, 04/29/21 (a)	500,000	500,975
2.55%, 12/09/21 (a)	500,000	505,066
2.63%, 02/17/22 (a)	350,000	354,981
2.95%, 01/30/23 (a)	1,000,000	1,022,427
3.50%, 06/08/23 (a)	250,000	262,655
3.80%, 07/25/23 (a)	1,000,000	1,054,458
3.30%, 10/30/24 (a)	250,000	262,574
3.25%, 06/01/25 (a)	250,000	261,749
3.10%, 10/25/27 (a)	300,000	316,483
4.05%, 07/26/28	1,000,000	1,104,460
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	258,079
3.50%, 01/23/24 (a)	250,000	264,111
3.45%, 04/23/29 (a)	500,000	535,387
Regions Bank
6.45%, 06/26/37	250,000	328,452
Regions Financial Corp.
3.20%, 02/08/21 (a)	550,000	556,932
2.75%, 08/14/22 (a)	750,000	760,169
Royal Bank of Canada
2.15%, 10/26/20	150,000	150,293
2.35%, 10/30/20	250,000	251,106
2.50%, 01/19/21	500,000	503,467
3.20%, 04/30/21	750,000	764,325
2.75%, 02/01/22	1,500,000	1,527,513
3.70%, 10/05/23	250,000	264,632
2.55%, 07/16/24	300,000	304,268
4.65%, 01/27/26	250,000	276,327
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,500,000	1,624,088
3.50%, 05/15/23 (a)(b)	500,000	506,901
3.88%, 09/12/23	250,000	258,266
5.13%, 05/28/24	1,250,000	1,333,494
4.52%, 06/25/24 (a)(b)	350,000	368,268
4.27%, 03/22/25 (a)(b)	450,000	470,973
4.80%, 04/05/26	800,000	875,285

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.89%, 05/18/29 (a)(b)	1,000,000	1,101,244
5.08%, 01/27/30 (a)(b)	250,000	279,916
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,028,422
3.40%, 01/18/23 (a)	100,000	102,395
4.50%, 07/17/25 (a)	500,000	536,814
4.40%, 07/13/27 (a)	500,000	537,345
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	2,750,000	2,794,751
Santander UK PLC
3.40%, 06/01/21	600,000	610,586
4.00%, 03/13/24	350,000	371,536
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	400,000	403,021
1.88%, 09/13/21	250,000	248,789
State Street Corp.
4.38%, 03/07/21	250,000	258,113
3.10%, 05/15/23	250,000	258,887
3.70%, 11/20/23	250,000	266,516
3.78%, 12/03/24 (a)(b)	250,000	264,765
3.30%, 12/16/24	250,000	262,494
3.55%, 08/18/25	571,000	612,107
2.65%, 05/19/26	250,000	256,628
4.14%, 12/03/29 (a)(b)	500,000	564,847
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500,000	525,652
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	2,500,000	2,523,045
2.85%, 01/11/22	500,000	506,951
2.78%, 07/12/22	350,000	355,194
3.10%, 01/17/23	1,000,000	1,025,640
3.94%, 10/16/23	250,000	265,762
2.70%, 07/16/24	650,000	657,693
3.78%, 03/09/26	450,000	482,450
2.63%, 07/14/26	1,350,000	1,353,578
3.01%, 10/19/26	1,000,000	1,026,709
3.45%, 01/11/27	100,000	105,675
3.36%, 07/12/27	350,000	368,373
3.94%, 07/19/28	250,000	275,220
4.31%, 10/16/28	150,000	170,270
3.04%, 07/16/29	750,000	768,132
SunTrust Bank
2.80%, 05/17/22 (a)	555,000	564,853
2.45%, 08/01/22 (a)	500,000	504,879
3.20%, 04/01/24 (a)	350,000	364,092
3.69%, 08/02/24 (a)(b)	500,000	524,435
SunTrust Banks, Inc.
2.90%, 03/03/21 (a)	200,000	202,139
4.00%, 05/01/25 (a)	1,000,000	1,081,708
Svenska Handelsbanken AB
2.40%, 10/01/20	800,000	803,392
2.45%, 03/30/21	500,000	502,933
3.35%, 05/24/21	500,000	510,627
3.90%, 11/20/23	400,000	427,706
Synchrony Bank
3.65%, 05/24/21 (a)	300,000	305,847
3.00%, 06/15/22 (a)	750,000	760,564
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	167,765
4.25%, 08/15/24 (a)	250,000	263,686
3.95%, 12/01/27 (a)	1,000,000	1,026,010
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	251,894
Toronto-Dominion Bank
2.50%, 12/14/20	1,500,000	1,509,742
2.13%, 04/07/21	350,000	350,990
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.80%, 07/13/21	350,000	349,126
3.50%, 07/19/23	2,000,000	2,110,399
2.65%, 06/12/24	500,000	509,762
US Bancorp
4.13%, 05/24/21 (a)	250,000	258,388
3.00%, 03/15/22 (a)	600,000	614,597
2.95%, 07/15/22 (a)	1,500,000	1,535,355
3.70%, 01/30/24 (a)	250,000	266,761
3.38%, 02/05/24 (a)	250,000	263,122
2.40%, 07/30/24 (a)	400,000	405,415
3.60%, 09/11/24 (a)	1,000,000	1,063,564
3.15%, 04/27/27 (a)	500,000	530,396
3.90%, 04/26/28 (a)	1,000,000	1,123,030
3.00%, 07/30/29 (a)	250,000	257,953
US Bank NA
3.00%, 02/04/21 (a)	250,000	253,141
3.15%, 04/26/21 (a)	250,000	254,150
2.85%, 01/23/23 (a)	250,000	255,891
2.80%, 01/27/25 (a)	500,000	516,181
Wachovia Corp.
5.50%, 08/01/35	750,000	931,609
Wells Fargo & Co.
2.55%, 12/07/20	750,000	754,230
3.00%, 01/22/21	250,000	252,833
2.50%, 03/04/21	750,000	753,736
4.60%, 04/01/21	1,100,000	1,140,410
2.10%, 07/26/21	2,100,000	2,098,515
3.50%, 03/08/22	750,000	774,165
2.63%, 07/22/22	1,750,000	1,770,049
3.07%, 01/24/23 (a)	1,000,000	1,018,810
3.45%, 02/13/23	600,000	620,026
4.48%, 01/16/24	250,000	269,689
3.75%, 01/24/24 (a)	1,000,000	1,058,802
3.30%, 09/09/24	900,000	940,153
3.00%, 02/19/25	200,000	205,242
3.55%, 09/29/25	500,000	528,865
3.00%, 04/22/26	1,250,000	1,282,762
4.10%, 06/03/26	2,000,000	2,144,056
3.00%, 10/23/26	1,000,000	1,027,901
3.20%, 06/17/27 (a)(b)	750,000	775,656
4.30%, 07/22/27	1,000,000	1,096,531
3.58%, 05/22/28 (a)(b)	450,000	477,086
4.15%, 01/24/29 (a)	750,000	832,283
5.38%, 02/07/35	1,000,000	1,280,812
5.38%, 11/02/43	400,000	502,515
5.61%, 01/15/44	800,000	1,036,758
4.65%, 11/04/44	1,250,000	1,446,471
3.90%, 05/01/45	500,000	565,179
4.90%, 11/17/45	150,000	178,630
4.40%, 06/14/46	600,000	674,767
4.75%, 12/07/46	800,000	945,827
Wells Fargo Bank NA
2.60%, 01/15/21	250,000	251,883
3.63%, 10/22/21 (a)	250,000	257,317
3.55%, 08/14/23 (a)	350,000	367,724
Westpac Banking Corp.
2.60%, 11/23/20	500,000	503,371
2.00%, 08/19/21	750,000	749,386
2.50%, 06/28/22	250,000	253,309
2.75%, 01/11/23	1,250,000	1,276,020
3.65%, 05/15/23	250,000	263,245
2.85%, 05/13/26	600,000	620,201
2.70%, 08/19/26	250,000	255,998
3.35%, 03/08/27	450,000	481,865
3.40%, 01/25/28	350,000	379,099
4.32%, 11/23/31 (a)(b)	500,000	528,879

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.11%, 07/24/34 (a)(b)	350,000	365,835
4.42%, 07/24/39	300,000	331,959
		388,096,335
Brokerage/Asset Managers/Exchanges 0.2%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	266,948
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	508,189
2.88%, 09/15/26 (a)	250,000	255,921
BGC Partners, Inc.
5.38%, 07/24/23	100,000	106,886
BlackRock, Inc.
4.25%, 05/24/21	200,000	207,909
3.50%, 03/18/24	1,250,000	1,335,633
3.25%, 04/30/29 (a)	200,000	214,371
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	266,250
3.90%, 01/25/28 (a)	500,000	525,343
4.85%, 03/29/29 (a)	250,000	283,172
4.70%, 09/20/47 (a)	250,000	274,441
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	212,885
CME Group, Inc.
3.00%, 03/15/25 (a)	850,000	890,823
5.30%, 09/15/43 (a)	500,000	677,577
4.15%, 06/15/48 (a)	200,000	239,703
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	203,285
4.50%, 06/20/28 (a)	250,000	272,456
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	1,007,882
3.45%, 09/21/23 (a)	150,000	157,294
4.00%, 10/15/23	500,000	534,266
3.75%, 09/21/28 (a)	500,000	549,948
4.25%, 09/21/48 (a)	350,000	420,140
Invesco Finance plc
3.13%, 11/30/22	100,000	102,506
Invesco Finance PLC
3.75%, 01/15/26	650,000	693,395
Jefferies Group LLC
6.88%, 04/15/21	250,000	265,735
5.13%, 01/20/23	700,000	753,752
6.25%, 01/15/36	150,000	173,123
6.50%, 01/20/43	150,000	172,179
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	743,160
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	102,745
4.50%, 09/19/28 (a)	150,000	163,734
4.38%, 03/11/29 (a)	150,000	162,980
Legg Mason, Inc.
4.75%, 03/15/26	250,000	273,900
5.63%, 01/15/44	176,000	196,666
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	321,708
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	209,399
4.95%, 07/15/46	500,000	598,256
Stifel Financial Corp.
4.25%, 07/18/24	100,000	105,357
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	307,671
3.30%, 04/01/27 (a)	450,000	472,962
2.75%, 10/01/29 (a)	150,000	151,040
		15,381,590
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/30/20	250,000	255,963
4.50%, 05/15/21	650,000	671,234
5.00%, 10/01/21	250,000	262,926
3.95%, 02/01/22 (a)	950,000	981,216
4.63%, 07/01/22	150,000	158,445
4.88%, 01/16/24 (a)	250,000	270,129
4.45%, 04/03/26 (a)	150,000	160,346
3.65%, 07/21/27 (a)	1,050,000	1,069,310
Air Lease Corp.
2.50%, 03/01/21	350,000	351,116
3.38%, 06/01/21 (a)	400,000	406,441
3.50%, 01/15/22	250,000	256,495
3.75%, 02/01/22 (a)	250,000	257,159
2.75%, 01/15/23 (a)	250,000	253,061
4.25%, 09/15/24 (a)	750,000	800,709
3.25%, 03/01/25 (a)	200,000	203,545
3.63%, 04/01/27 (a)	800,000	825,584
3.25%, 10/01/29 (a)	150,000	148,202
Aircastle Ltd.
5.50%, 02/15/22	250,000	266,103
5.00%, 04/01/23	250,000	267,895
4.40%, 09/25/23 (a)	250,000	263,150
4.13%, 05/01/24 (a)	150,000	156,374
4.25%, 06/15/26 (a)	200,000	205,165
GATX Corp.
3.50%, 03/15/28 (a)	100,000	103,183
4.55%, 11/07/28 (a)	200,000	221,099
4.70%, 04/01/29 (a)	405,000	456,657
5.20%, 03/15/44 (a)	250,000	299,305
GE Capital International Funding Co.
2.34%, 11/15/20	1,450,000	1,446,891
3.37%, 11/15/25	1,250,000	1,276,285
4.42%, 11/15/35	2,600,000	2,725,522
International Lease Finance Corp.
8.25%, 12/15/20	250,000	267,551
4.63%, 04/15/21	500,000	515,036
5.88%, 08/15/22	250,000	273,994
		16,076,091
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	206,472
ORIX Corp.
2.90%, 07/18/22	500,000	508,590
4.05%, 01/16/24	150,000	159,969
3.70%, 07/18/27	72,000	77,234
		952,265
Insurance 1.2%
Aegon
5.50%, 04/11/48 (a)(b)	250,000	267,255
Aetna, Inc.
3.50%, 11/15/24 (a)	1,250,000	1,303,264
4.50%, 05/15/42 (a)	650,000	687,307
4.75%, 03/15/44 (a)	300,000	329,275

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aflac, Inc.
3.63%, 06/15/23	950,000	1,001,110
3.63%, 11/15/24	150,000	159,794
4.75%, 01/15/49 (a)	250,000	305,744
Alleghany Corp.
4.95%, 06/27/22	350,000	372,839
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	519,750
Allstate Corp.
3.15%, 06/15/23	250,000	259,765
3.28%, 12/15/26 (a)	250,000	266,611
5.35%, 06/01/33	79,000	100,695
4.50%, 06/15/43	800,000	963,062
4.20%, 12/15/46 (a)	226,000	262,840
3.85%, 08/10/49 (a)	150,000	165,990
American Financial Group, Inc.
4.50%, 06/15/47 (a)	450,000	489,533
American International Group, Inc.
3.30%, 03/01/21 (a)	700,000	710,988
4.88%, 06/01/22	350,000	374,175
4.13%, 02/15/24	250,000	267,635
3.75%, 07/10/25 (a)	500,000	528,692
3.90%, 04/01/26 (a)	340,000	362,504
4.20%, 04/01/28 (a)	600,000	655,090
3.88%, 01/15/35 (a)	250,000	262,844
4.50%, 07/16/44 (a)	700,000	781,098
4.80%, 07/10/45 (a)	500,000	582,244
5.75%, 04/01/48 (a)(b)	250,000	267,745
4.38%, 01/15/55 (a)	750,000	802,786
Anthem, Inc.
2.50%, 11/21/20	250,000	251,301
3.13%, 05/15/22	250,000	255,821
2.95%, 12/01/22 (a)	500,000	509,924
3.30%, 01/15/23	750,000	776,063
3.50%, 08/15/24 (a)	350,000	367,055
3.35%, 12/01/24 (a)	150,000	156,062
4.10%, 03/01/28 (a)	250,000	270,242
2.88%, 09/15/29 (a)	250,000	247,911
4.63%, 05/15/42	750,000	831,749
4.65%, 01/15/43	600,000	664,594
4.65%, 08/15/44 (a)	500,000	558,402
4.38%, 12/01/47 (a)	250,000	270,289
4.55%, 03/01/48 (a)	150,000	165,829
3.70%, 09/15/49 (a)	250,000	244,257
Aon Corp.
8.21%, 01/01/27	100,000	127,090
3.75%, 05/02/29 (a)	100,000	106,783
Aon PLC
4.00%, 11/27/23 (a)	500,000	532,174
3.50%, 06/14/24 (a)	500,000	527,751
3.88%, 12/15/25 (a)	500,000	537,876
4.60%, 06/14/44 (a)	100,000	115,008
4.75%, 05/15/45 (a)	250,000	294,062
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	500,000	628,284
Assurant, Inc.
4.90%, 03/27/28 (a)	150,000	163,643
3.70%, 02/22/30 (a)	100,000	100,333
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	220,092
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	308,717
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	261,095
4.35%, 04/20/28 (a)	450,000	479,960
5.00%, 04/20/48 (a)	500,000	539,792
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	150,000	157,198
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	250,000	257,342
5.75%, 01/15/40	100,000	139,694
4.40%, 05/15/42	350,000	418,205
4.30%, 05/15/43	450,000	531,145
4.20%, 08/15/48 (a)	650,000	763,091
4.25%, 01/15/49 (a)	450,000	533,546
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	259,176
2.75%, 03/15/23 (a)	950,000	974,484
3.13%, 03/15/26 (a)	1,750,000	1,848,189
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	500,000	494,217
4.70%, 06/22/47 (a)	400,000	357,551
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	312,331
Chubb Corp.
6.00%, 05/11/37	250,000	349,810
6.50%, 05/15/38	160,000	236,599
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	500,000	512,694
2.70%, 03/13/23	750,000	766,901
3.15%, 03/15/25	400,000	420,182
3.35%, 05/03/26 (a)	750,000	801,603
4.35%, 11/03/45 (a)	750,000	921,720
Cigna Holding Co.
4.00%, 02/15/22 (a)	400,000	414,120
3.05%, 10/15/27 (a)	300,000	303,394
3.88%, 10/15/47 (a)	350,000	346,780
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	459,768
CNA Financial Corp.
5.75%, 08/15/21	250,000	265,604
4.50%, 03/01/26 (a)	350,000	382,421
3.90%, 05/01/29 (a)	150,000	162,205
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	400,000	439,000
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	158,662
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	150,000	162,406
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	161,599
Globe Life, Inc.
4.55%, 09/15/28 (a)	250,000	279,269
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	200,000	199,737
5.95%, 10/15/36	300,000	392,538
6.10%, 10/01/41	150,000	204,491
4.40%, 03/15/48 (a)	150,000	172,452
3.60%, 08/19/49 (a)	350,000	353,816
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	634,196
3.13%, 08/15/29 (a)	200,000	200,235
4.95%, 10/01/44 (a)	250,000	290,463
4.80%, 03/15/47 (a)	250,000	288,132
3.95%, 08/15/49 (a)	150,000	150,999
Lincoln National Corp.
4.00%, 09/01/23	250,000	264,990
3.80%, 03/01/28 (a)	750,000	793,655
3.05%, 01/15/30 (a)	200,000	200,168
7.00%, 06/15/40	150,000	214,131

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Loews Corp.
2.63%, 05/15/23 (a)	350,000	355,445
3.75%, 04/01/26 (a)	250,000	267,838
Manulife Financial Corp.
4.15%, 03/04/26	350,000	386,399
4.06%, 02/24/32 (a)(b)	250,000	260,446
5.38%, 03/04/46	300,000	394,669
Markel Corp.
3.50%, 11/01/27 (a)	500,000	511,618
5.00%, 04/05/46	75,000	86,575
4.30%, 11/01/47 (a)	50,000	52,017
5.00%, 05/20/49 (a)	200,000	232,396
Marsh & McLennan Cos., Inc.
3.50%, 12/29/20	500,000	508,119
3.50%, 06/03/24 (a)	500,000	527,646
3.75%, 03/14/26 (a)	250,000	269,180
4.38%, 03/15/29 (a)	500,000	565,954
4.75%, 03/15/39 (a)	250,000	302,216
4.35%, 01/30/47 (a)	150,000	173,024
4.20%, 03/01/48 (a)	100,000	112,919
4.90%, 03/15/49 (a)	500,000	627,250
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	105,188
MetLife, Inc.
3.60%, 04/10/24	1,065,000	1,128,912
5.70%, 06/15/35	500,000	675,422
6.40%, 12/15/36 (a)	1,000,000	1,187,500
5.88%, 02/06/41	250,000	341,182
4.13%, 08/13/42	250,000	279,001
4.60%, 05/13/46 (a)	750,000	909,334
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	52,671
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	150,000	156,613
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	258,223
3.10%, 11/15/26 (a)	150,000	154,886
3.70%, 05/15/29 (a)	150,000	161,685
4.63%, 09/15/42	200,000	235,963
4.35%, 05/15/43	250,000	281,228
4.30%, 11/15/46 (a)	50,000	57,046
Prudential Financial, Inc.
4.50%, 11/16/21	150,000	157,391
3.88%, 03/27/28 (a)	500,000	549,645
6.63%, 12/01/37	500,000	705,606
5.88%, 09/15/42 (a)(b)	750,000	809,636
5.63%, 06/15/43 (a)(b)	700,000	753,742
4.60%, 05/15/44	300,000	350,580
5.38%, 05/15/45 (a)(b)	300,000	318,456
3.91%, 12/07/47 (a)	350,000	375,227
4.42%, 03/27/48 (a)	250,000	286,355
3.94%, 12/07/49 (a)	350,000	378,474
4.35%, 02/25/50 (a)	250,000	286,940
3.70%, 03/13/51 (a)	450,000	467,199
Reinsurance Group of America, Inc.
4.70%, 09/15/23	445,000	481,136
3.90%, 05/15/29 (a)	200,000	212,986
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	318,177
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	628,581
3.70%, 01/26/45	300,000	326,047
4.20%, 03/15/48 (a)	300,000	354,320
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	253,373
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Travelers Cos., Inc.
6.25%, 06/15/37	750,000	1,063,245
4.60%, 08/01/43	200,000	246,261
4.00%, 05/30/47 (a)	150,000	172,139
4.10%, 03/04/49 (a)	500,000	585,146
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	418,755
UnitedHealth Group, Inc.
1.95%, 10/15/20	250,000	249,947
2.13%, 03/15/21	250,000	250,709
2.88%, 12/15/21	250,000	254,870
2.88%, 03/15/22 (a)	1,000,000	1,018,375
3.35%, 07/15/22	500,000	518,135
2.38%, 10/15/22	500,000	505,351
2.75%, 02/15/23 (a)	250,000	255,081
2.88%, 03/15/23	500,000	512,750
3.50%, 06/15/23	182,000	190,969
3.50%, 02/15/24	500,000	526,901
2.38%, 08/15/24	300,000	302,606
3.75%, 07/15/25	750,000	807,051
3.10%, 03/15/26	250,000	261,530
3.88%, 12/15/28	250,000	275,473
2.88%, 08/15/29	300,000	306,582
6.63%, 11/15/37	500,000	723,684
6.88%, 02/15/38	750,000	1,109,351
3.50%, 08/15/39 (a)	400,000	417,279
5.95%, 02/15/41 (a)	150,000	204,503
4.63%, 11/15/41 (a)	173,000	205,004
4.75%, 07/15/45	750,000	912,757
4.20%, 01/15/47 (a)	1,250,000	1,422,541
4.25%, 04/15/47 (a)	250,000	284,363
4.45%, 12/15/48 (a)	250,000	296,070
3.70%, 08/15/49 (a)	400,000	424,662
3.88%, 08/15/59 (a)	400,000	425,461
Unum Group
4.00%, 06/15/29 (a)	400,000	416,596
5.75%, 08/15/42	100,000	117,669
4.50%, 12/15/49 (a)	150,000	145,281
Voya Financial, Inc.
3.65%, 06/15/26	750,000	786,639
5.70%, 07/15/43	200,000	256,463
Willis North America, Inc.
4.50%, 09/15/28 (a)	300,000	332,792
5.05%, 09/15/48 (a)	200,000	233,973
XLIT Ltd.
5.25%, 12/15/43	250,000	325,498
5.50%, 03/31/45	200,000	253,006
		80,161,607
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	250,000	264,130
4.00%, 01/15/24 (a)	200,000	213,613
4.30%, 01/15/26 (a)	250,000	272,811
3.95%, 01/15/28 (a)	250,000	269,787
2.75%, 12/15/29 (a)	150,000	148,025
4.70%, 07/01/30 (a)	150,000	174,025
3.38%, 08/15/31 (a)	250,000	261,461
4.85%, 04/15/49 (a)	150,000	185,577
4.00%, 02/01/50 (a)	150,000	163,857
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	250,000	256,763
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	150,000	161,656
4.90%, 02/15/29 (a)	100,000	113,668

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	744,438
3.45%, 06/01/25 (a)	150,000	158,663
3.35%, 05/15/27 (a)	250,000	264,764
3.20%, 01/15/28 (a)	500,000	522,357
3.30%, 06/01/29 (a)	150,000	158,453
4.35%, 04/15/48 (a)	150,000	181,032
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,050,100
3.13%, 09/01/23 (a)	500,000	516,353
3.80%, 02/01/24 (a)	100,000	105,741
3.65%, 02/01/26 (a)	150,000	158,860
2.75%, 10/01/26 (a)	150,000	151,466
4.50%, 12/01/28 (a)	250,000	284,018
3.40%, 06/21/29 (a)	250,000	261,828
2.90%, 03/15/30 (a)	500,000	499,224
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	261,598
3.90%, 03/15/27 (a)	200,000	209,836
4.13%, 05/15/29 (a)	750,000	800,961
Camden Property Trust
3.15%, 07/01/29 (a)	216,000	224,856
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	152,878
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	265,110
4.38%, 02/15/29 (a)	118,000	129,552
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	157,540
4.45%, 07/15/28 (a)	400,000	442,567
3.60%, 07/01/29 (a)	250,000	260,458
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	1,062,666
EPR Properties
4.75%, 12/15/26 (a)	250,000	268,940
4.50%, 06/01/27 (a)	350,000	371,758
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	264,440
2.85%, 11/01/26 (a)	750,000	770,297
3.25%, 08/01/27 (a)	250,000	263,524
3.50%, 03/01/28 (a)	200,000	213,728
3.00%, 07/01/29 (a)	200,000	206,669
4.50%, 07/01/44 (a)	150,000	180,324
4.50%, 06/01/45 (a)	250,000	300,829
Essex Portfolio LP
3.88%, 05/01/24 (a)	300,000	316,591
3.50%, 04/01/25 (a)	500,000	523,177
3.63%, 05/01/27 (a)	150,000	159,145
4.00%, 03/01/29 (a)	150,000	163,939
3.00%, 01/15/30 (a)	150,000	151,628
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	600,000	707,396
HCP, Inc.
4.00%, 12/01/22 (a)	200,000	209,537
4.25%, 11/15/23 (a)	470,000	502,037
3.40%, 02/01/25 (a)	300,000	311,252
3.25%, 07/15/26 (a)	300,000	308,895
3.50%, 07/15/29 (a)	250,000	260,069
6.75%, 02/01/41 (a)	100,000	141,466
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	681,065
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	429,445
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	250,000	266,034
3.75%, 10/15/23 (a)	250,000	260,275
3.38%, 12/15/29 (a)	500,000	499,894
Hudson Pacific Properties LP
3.95%, 11/01/27	150,000	157,269
4.65%, 04/01/29 (a)	250,000	275,784
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	261,306
4.38%, 10/01/25 (a)	750,000	807,768
4.25%, 08/15/29 (a)	200,000	217,034
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	253,648
3.40%, 11/01/22 (a)	600,000	620,639
2.80%, 10/01/26 (a)	1,000,000	1,006,366
3.70%, 10/01/49 (a)	150,000	147,167
Liberty Property LP
3.25%, 10/01/26 (a)	150,000	154,142
4.38%, 02/01/29 (a)	25,000	27,955
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	1,056,902
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	262,976
3.60%, 06/01/27 (a)	60,000	63,519
4.20%, 06/15/28 (a)	350,000	386,257
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	250,000	263,327
3.50%, 10/15/27 (a)	125,000	130,967
4.30%, 10/15/28 (a)	200,000	221,355
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	178,405
4.25%, 05/15/24 (a)	250,000	255,720
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,179,833
3.63%, 10/01/29 (a)	150,000	149,533
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,184,593
3.75%, 11/01/25 (a)	900,000	980,952
Public Storage
3.09%, 09/15/27 (a)	250,000	262,801
Realty Income Corp.
3.88%, 07/15/24 (a)	900,000	963,356
3.00%, 01/15/27 (a)	500,000	515,636
3.65%, 01/15/28 (a)	1,000,000	1,072,901
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	262,727
2.95%, 09/15/29 (a)	150,000	149,790
4.40%, 02/01/47 (a)	100,000	114,472
Service Properties Trust
4.50%, 03/15/25 (a)	250,000	253,340
4.38%, 02/15/30 (a)	750,000	718,397
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,026,822
3.38%, 03/15/22 (a)	500,000	516,509
2.75%, 02/01/23 (a)	150,000	153,127
2.75%, 06/01/23 (a)	500,000	511,103
2.00%, 09/13/24 (a)	300,000	297,290
3.38%, 10/01/24 (a)	100,000	105,193
3.30%, 01/15/26 (a)	250,000	261,770
3.38%, 06/15/27 (a)	750,000	792,320
2.45%, 09/13/29 (a)	400,000	391,859
6.75%, 02/01/40 (a)	370,000	544,433
4.25%, 10/01/44 (a)	150,000	172,175
3.25%, 09/13/49 (a)	400,000	391,905

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	154,179
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	255,134
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	64,064
3.20%, 01/15/27 (a)	100,000	99,335
3.40%, 01/15/30 (a)	150,000	149,089
Tanger Properties LP
3.88%, 07/15/27 (a)	250,000	255,125
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	152,643
4.40%, 01/26/29 (a)	150,000	169,032
3.00%, 08/15/31 (a)	500,000	501,255
Ventas Realty LP
3.75%, 05/01/24 (a)	150,000	158,290
2.65%, 01/15/25 (a)	500,000	503,925
4.00%, 03/01/28 (a)	1,000,000	1,073,442
4.40%, 01/15/29 (a)	150,000	166,217
4.38%, 02/01/45 (a)	100,000	110,523
4.88%, 04/15/49 (a)	150,000	178,987
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	792,423
Welltower, Inc.
3.75%, 03/15/23 (a)	750,000	785,675
4.50%, 01/15/24 (a)	400,000	432,341
3.63%, 03/15/24 (a)	300,000	315,175
4.13%, 03/15/29 (a)	750,000	818,416
3.10%, 01/15/30 (a)	250,000	250,522
6.50%, 03/15/41 (a)	150,000	205,138
4.95%, 09/01/48 (a)	200,000	240,954
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	90,978
4.00%, 02/01/25 (a)	400,000	420,251
		48,307,502
		548,975,390

Industrial 15.2%
Basic Industry 0.8%
Airgas, Inc.
3.65%, 07/15/24 (a)	250,000	265,066
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	106,870
5.45%, 12/01/44 (a)	100,000	113,666
ArcelorMittal
6.25%, 02/25/22 (e)(f)	400,000	432,360
3.60%, 07/16/24	450,000	455,080
6.13%, 06/01/25	250,000	281,524
4.55%, 03/11/26	100,000	104,715
4.25%, 07/16/29	150,000	152,802
7.00%, 10/15/39	275,000	333,597
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	692,390
5.75%, 05/01/43	150,000	196,737
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	645,689
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	255,106
3.85%, 09/30/23	250,000	267,591
4.13%, 02/24/42	250,000	288,416
5.00%, 09/30/43	1,000,000	1,292,710
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	157,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	266,160
3.50%, 05/08/24 (a)	150,000	155,622
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	205,002
Dow Chemical Co.
4.13%, 11/15/21 (a)	650,000	673,844
3.00%, 11/15/22 (a)	1,000,000	1,019,460
3.50%, 10/01/24 (a)	250,000	260,910
4.55%, 11/30/25 (a)(g)	83,000	91,243
7.38%, 11/01/29	750,000	988,695
4.25%, 10/01/34 (a)	500,000	530,545
5.25%, 11/15/41 (a)	200,000	229,746
4.38%, 11/15/42 (a)	250,000	260,020
4.63%, 10/01/44 (a)	250,000	270,752
5.55%, 11/30/48 (a)(g)	450,000	546,633
4.80%, 05/15/49 (a)(g)	100,000	110,703
DuPont de Nemours, Inc.
3.77%, 11/15/20	750,000	764,007
4.21%, 11/15/23 (a)	650,000	696,991
4.49%, 11/15/25 (a)	500,000	552,964
4.73%, 11/15/28 (a)	700,000	801,332
5.32%, 11/15/38 (a)	500,000	611,314
5.42%, 11/15/48 (a)	655,000	830,388
Eastman Chemical Co.
3.60%, 08/15/22 (a)	849,000	877,099
4.80%, 09/01/42 (a)	250,000	273,462
4.65%, 10/15/44 (a)	250,000	271,986
Ecolab, Inc.
4.35%, 12/08/21	163,000	170,894
2.38%, 08/10/22 (a)	200,000	201,793
3.25%, 12/01/27 (a)	1,000,000	1,067,348
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	213,752
5.50%, 01/17/27	300,000	323,025
FMC Corp.
3.20%, 10/01/26 (a)	150,000	151,619
3.45%, 10/01/29 (a)	150,000	152,709
4.50%, 10/01/49 (a)	150,000	156,750
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	307,948
7.75%, 11/15/29	250,000	357,094
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	160,031
4.50%, 05/01/29 (a)	250,000	263,040
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	276,366
5.00%, 09/26/48 (a)	500,000	571,430
International Paper Co.
4.75%, 02/15/22 (a)	325,000	342,852
3.65%, 06/15/24 (a)	200,000	210,457
3.00%, 02/15/27 (a)	250,000	253,884
4.80%, 06/15/44 (a)	600,000	650,235
4.40%, 08/15/47 (a)	300,000	312,782
4.35%, 08/15/48 (a)	1,100,000	1,142,890
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	279,512
4.50%, 07/15/27 (a)	250,000	262,808
LYB International Finance BV
4.00%, 07/15/23	150,000	158,708
5.25%, 07/15/43	250,000	285,356
4.88%, 03/15/44 (a)	150,000	164,245
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	257,750

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	266,662
5.75%, 04/15/24 (a)	450,000	508,240
4.63%, 02/26/55 (a)	500,000	518,690
Methanex Corp.
5.25%, 12/15/29 (a)	350,000	352,089
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	511,179
4.25%, 11/15/23 (a)	250,000	265,058
4.05%, 11/15/27 (a)	750,000	779,829
5.63%, 11/15/43 (a)	200,000	222,046
Newmont Goldcorp Corp.
3.50%, 03/15/22 (a)	250,000	256,580
3.70%, 03/15/23 (a)	550,000	572,910
6.25%, 10/01/39	150,000	200,006
4.88%, 03/15/42 (a)	400,000	472,538
5.45%, 06/09/44 (a)	250,000	313,423
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	526,021
4.00%, 08/01/23 (a)	200,000	212,490
5.20%, 08/01/43 (a)	300,000	374,824
Nutrien Ltd.
3.15%, 10/01/22 (a)	250,000	254,878
3.63%, 03/15/24 (a)	250,000	262,031
4.20%, 04/01/29 (a)	250,000	275,611
4.13%, 03/15/35 (a)	900,000	940,277
5.88%, 12/01/36	100,000	120,273
5.63%, 12/01/40	50,000	59,774
6.13%, 01/15/41 (a)	200,000	248,106
5.25%, 01/15/45 (a)	250,000	295,920
Packaging Corp. of America
3.90%, 06/15/22 (a)	500,000	516,775
3.65%, 09/15/24 (a)	500,000	523,441
PPG Industries, Inc.
3.20%, 03/15/23 (a)	350,000	361,513
2.40%, 08/15/24 (a)	100,000	100,057
2.80%, 08/15/29 (a)	100,000	100,309
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	514,636
3.20%, 01/30/26 (a)	1,000,000	1,058,833
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	535,466
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	400,000	430,024
7.13%, 07/15/28	250,000	338,434
5.20%, 11/02/40	200,000	260,388
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	623,780
Rohm & Haas Co.
7.85%, 07/15/29	100,000	134,017
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	259,810
4.25%, 01/15/48 (a)	250,000	244,454
SASOL Financing USA LLC
5.88%, 03/27/24 (a)	250,000	270,244
6.50%, 09/27/28 (a)	300,000	331,841
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	259,328
2.75%, 06/01/22 (a)	225,000	228,117
3.13%, 06/01/24 (a)	250,000	258,462
3.45%, 06/01/27 (a)	300,000	314,013
2.95%, 08/15/29 (a)	250,000	250,995
4.50%, 06/01/47 (a)	750,000	841,835
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Copper Corp.
7.50%, 07/27/35	250,000	335,625
6.75%, 04/16/40	150,000	195,611
5.25%, 11/08/42	750,000	847,914
5.88%, 04/23/45	250,000	304,028
Suzano Austria GmbH
6.00%, 01/15/29 (a)	500,000	544,750
5.00%, 01/15/30 (a)	250,000	251,113
Teck Resources Ltd.
6.13%, 10/01/35	400,000	456,442
6.00%, 08/15/40 (a)	150,000	162,553
6.25%, 07/15/41 (a)	350,000	389,691
Vale Overseas Ltd.
4.38%, 01/11/22	244,000	253,150
6.25%, 08/10/26	650,000	752,375
8.25%, 01/17/34	200,000	274,250
6.88%, 11/21/36	448,000	569,856
6.88%, 11/10/39	650,000	831,194
Vale S.A.
5.63%, 09/11/42	250,000	281,875
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	206,672
5.00%, 08/15/46 (a)	200,000	215,155
4.38%, 11/15/47 (a)	100,000	98,458
WestRock RKT LLC
4.90%, 03/01/22	200,000	211,657
Weyerhaeuser Co.
4.63%, 09/15/23	350,000	380,211
4.00%, 11/15/29 (a)	200,000	218,047
7.38%, 03/15/32	600,000	841,238
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	254,838
3.75%, 03/15/25 (a)	1,000,000	1,053,349
4.65%, 03/15/26 (a)	150,000	164,797
3.90%, 06/01/28 (a)	250,000	264,008
4.20%, 06/01/32 (a)	250,000	273,695
		54,224,680
Capital Goods 1.3%
3M Co.
3.00%, 09/14/21 (a)	226,000	230,171
1.63%, 09/19/21 (a)	250,000	248,823
2.75%, 03/01/22 (a)	400,000	409,945
1.75%, 02/14/23 (a)	300,000	299,163
2.25%, 03/15/23 (a)	500,000	505,349
2.00%, 02/14/25 (a)	250,000	248,625
2.88%, 10/15/27 (a)	300,000	311,998
2.38%, 08/26/29 (a)	350,000	348,590
3.13%, 09/19/46 (a)	200,000	195,142
3.63%, 10/15/47 (a)	200,000	210,296
4.00%, 09/14/48 (a)	750,000	844,358
3.25%, 08/26/49 (a)	300,000	301,745
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	511,136
3.80%, 04/03/28 (a)	250,000	276,331
4.38%, 05/08/42	300,000	364,289
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	507,430
Boeing Co.
1.65%, 10/30/20 (a)	150,000	149,142
2.30%, 08/01/21	250,000	251,154
2.13%, 03/01/22 (a)	150,000	150,146
2.70%, 05/01/22	250,000	254,987
2.80%, 03/01/23 (a)	150,000	153,435
1.88%, 06/15/23 (a)	100,000	99,205
2.60%, 10/30/25 (a)	500,000	507,790

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 05/01/26 (a)	200,000	209,663
2.70%, 02/01/27 (a)	300,000	305,368
2.80%, 03/01/27 (a)	100,000	102,178
3.45%, 11/01/28 (a)	250,000	267,946
3.20%, 03/01/29 (a)	350,000	367,764
2.95%, 02/01/30 (a)	200,000	205,331
3.60%, 05/01/34 (a)	250,000	271,564
3.25%, 02/01/35 (a)	250,000	259,518
5.88%, 02/15/40	350,000	476,951
3.65%, 03/01/47 (a)	500,000	529,065
3.90%, 05/01/49 (a)	300,000	329,891
3.75%, 02/01/50 (a)	375,000	406,130
3.83%, 03/01/59 (a)	150,000	160,175
3.95%, 08/01/59 (a)	300,000	330,588
Caterpillar Financial Services Corp.
1.70%, 08/09/21	150,000	149,394
3.15%, 09/07/21	1,300,000	1,327,291
2.85%, 06/01/22	113,000	115,643
2.55%, 11/29/22	1,250,000	1,272,750
2.85%, 05/17/24	150,000	154,495
3.30%, 06/09/24	250,000	262,353
3.25%, 12/01/24	100,000	105,221
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,000,000	1,058,515
6.05%, 08/15/36	300,000	417,982
5.20%, 05/27/41	500,000	659,003
3.80%, 08/15/42	250,000	281,163
4.30%, 05/15/44 (a)	125,000	149,961
3.25%, 09/19/49 (a)	300,000	312,823
CNH Industrial Capital LLC
4.20%, 01/15/24	750,000	792,023
CNH Industrial NV
4.50%, 08/15/23	200,000	212,422
3.85%, 11/15/27 (a)	150,000	154,681
Crane Co.
4.20%, 03/15/48 (a)	250,000	262,573
Deere & Co.
2.60%, 06/08/22 (a)	750,000	762,692
5.38%, 10/16/29	150,000	187,828
3.90%, 06/09/42 (a)	250,000	288,578
2.88%, 09/07/49 (a)	200,000	196,625
Dover Corp.
5.38%, 03/01/41 (a)	350,000	438,292
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	500,000	517,177
Eaton Corp.
2.75%, 11/02/22	1,000,000	1,017,901
4.00%, 11/02/32	100,000	114,704
4.15%, 11/02/42	350,000	388,346
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	283,752
Embraer Overseas Ltd.
5.70%, 09/16/23 (g)	250,000	277,187
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	506,056
FLIR Systems, Inc.
3.13%, 06/15/21 (a)	250,000	252,778
Fortive Corp.
3.15%, 06/15/26 (a)	500,000	508,027
4.30%, 06/15/46 (a)	350,000	371,542
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	211,518
4.00%, 06/15/25 (a)	250,000	264,479
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Dynamics Corp.
3.00%, 05/11/21	250,000	254,452
3.88%, 07/15/21 (a)	500,000	514,797
3.38%, 05/15/23 (a)	750,000	785,256
2.13%, 08/15/26 (a)	250,000	250,249
2.63%, 11/15/27 (a)	150,000	154,265
3.75%, 05/15/28 (a)	500,000	556,916
3.60%, 11/15/42 (a)	150,000	167,570
General Electric Co.
4.63%, 01/07/21	300,000	307,714
5.30%, 02/11/21	250,000	258,373
4.65%, 10/17/21	500,000	520,265
3.15%, 09/07/22	250,000	253,855
2.70%, 10/09/22	900,000	902,847
3.10%, 01/09/23	350,000	354,857
3.38%, 03/11/24	600,000	617,792
3.45%, 05/15/24 (a)	1,300,000	1,335,882
6.75%, 03/15/32	650,000	818,005
6.15%, 08/07/37	500,000	616,450
5.88%, 01/14/38	1,150,000	1,384,789
6.88%, 01/10/39	500,000	662,526
4.13%, 10/09/42	72,000	72,200
Honeywell International, Inc.
1.85%, 11/01/21 (a)	400,000	399,959
2.15%, 08/08/22 (a)	450,000	453,934
3.35%, 12/01/23	250,000	264,040
2.50%, 11/01/26 (a)	1,500,000	1,530,934
2.70%, 08/15/29 (a)	250,000	258,460
Hubbell, Inc.
3.50%, 02/15/28 (a)	150,000	156,436
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	250,000	260,275
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	500,000	517,729
4.88%, 09/15/41 (a)	250,000	322,523
3.90%, 09/01/42 (a)	250,000	292,240
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	265,920
3.75%, 08/21/28 (a)	500,000	534,009
4.30%, 02/21/48 (a)	500,000	556,706
Ingersoll-Rand Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	372,964
John Deere Capital Corp.
2.35%, 01/08/21	500,000	503,048
2.55%, 01/08/21	70,000	70,508
3.90%, 07/12/21	500,000	516,895
3.13%, 09/10/21	150,000	153,367
3.20%, 01/10/22	200,000	205,478
2.15%, 09/08/22	500,000	504,386
2.70%, 01/06/23	500,000	511,218
2.60%, 03/07/24	200,000	204,205
2.65%, 06/24/24	500,000	513,971
3.40%, 09/11/25	100,000	107,223
2.65%, 06/10/26	500,000	515,194
2.80%, 09/08/27	350,000	361,354
3.05%, 01/06/28	250,000	262,434
3.45%, 03/07/29	250,000	270,685
2.80%, 07/18/29	250,000	257,022
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	261,691
3.90%, 02/14/26 (a)	183,000	195,792
6.00%, 01/15/36	382,000	469,914
4.63%, 07/02/44 (a)	200,000	217,751
5.13%, 09/14/45 (a)	24,000	28,044
4.50%, 02/15/47 (a)	50,000	55,208
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	106,456

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
L3Harris Technologies, Inc.
4.95%, 02/15/21 (a)(g)	500,000	513,870
3.85%, 12/15/26 (a)(g)	500,000	537,959
4.40%, 06/15/28 (a)	750,000	844,087
4.40%, 06/15/28 (a)(g)	295,000	332,008
6.15%, 12/15/40	150,000	205,496
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	226,000	243,715
Lockheed Martin Corp.
2.50%, 11/23/20 (a)	250,000	251,165
3.35%, 09/15/21	250,000	256,634
3.10%, 01/15/23 (a)	500,000	515,796
3.55%, 01/15/26 (a)	1,050,000	1,126,591
5.72%, 06/01/40	65,000	88,503
4.07%, 12/15/42	500,000	578,162
4.70%, 05/15/46 (a)	250,000	317,793
4.09%, 09/15/52 (a)	1,150,000	1,354,611
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	214,120
4.25%, 12/15/47 (a)	250,000	252,763
Masco Corp.
3.50%, 04/01/21 (a)	500,000	507,006
4.50%, 05/15/47 (a)	500,000	507,737
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	208,803
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	1,000,510
3.50%, 03/15/21	500,000	509,390
3.20%, 02/01/27 (a)	500,000	524,024
3.25%, 01/15/28 (a)	250,000	262,603
4.75%, 06/01/43	750,000	920,231
3.85%, 04/15/45 (a)	750,000	828,238
4.03%, 10/15/47 (a)	200,000	227,200
nVent Finance Sarl
4.55%, 04/15/28 (a)	175,000	182,922
Owens Corning
3.40%, 08/15/26 (a)	150,000	150,827
3.95%, 08/15/29 (a)	450,000	458,459
7.00%, 12/01/36	145,000	178,072
4.30%, 07/15/47 (a)	200,000	181,981
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	250,000	254,908
3.25%, 06/14/29 (a)	550,000	574,151
4.20%, 11/21/34 (a)	250,000	281,750
4.45%, 11/21/44 (a)	250,000	290,379
4.10%, 03/01/47 (a)	50,000	55,802
4.00%, 06/14/49 (a)	350,000	385,777
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	259,839
Precision Castparts Corp.
2.50%, 01/15/23 (a)	200,000	203,600
3.25%, 06/15/25 (a)	200,000	210,760
3.90%, 01/15/43 (a)	250,000	278,945
Raytheon Co.
2.50%, 12/15/22 (a)	1,350,000	1,367,632
4.88%, 10/15/40	250,000	315,743
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	310,915
2.50%, 08/15/24 (a)	450,000	455,291
2.90%, 07/01/26 (a)	1,000,000	1,029,705
3.38%, 11/15/27 (a)	500,000	532,408
3.95%, 05/15/28 (a)	75,000	83,054
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	400,000	433,746
4.20%, 03/01/49 (a)	250,000	300,528
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,100,000	1,118,472
3.20%, 03/15/24 (a)	250,000	259,825
4.35%, 04/15/47 (a)	500,000	585,055
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	600,000	609,835
3.13%, 11/15/22 (a)	250,000	256,821
2.35%, 09/15/24 (a)	150,000	150,368
3.85%, 12/15/25 (a)	500,000	534,705
2.95%, 09/15/29 (a)	500,000	502,265
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	231,747
Spirit AeroSystems, Inc.
3.95%, 06/15/23 (a)	200,000	207,540
4.60%, 06/15/28 (a)	200,000	215,555
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	256,277
4.25%, 11/15/28 (a)	250,000	284,698
5.20%, 09/01/40	59,000	73,871
4.85%, 11/15/48 (a)	300,000	376,087
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	264,062
3.65%, 03/15/27 (a)	150,000	156,649
Timken Co.
4.50%, 12/15/28 (a)	150,000	161,033
United Technologies Corp.
3.35%, 08/16/21	250,000	256,531
1.95%, 11/01/21 (a)	500,000	499,758
2.30%, 05/04/22 (a)	1,400,000	1,413,398
3.10%, 06/01/22	452,000	466,156
2.80%, 05/04/24 (a)	400,000	411,568
3.95%, 08/16/25 (a)	150,000	164,456
3.13%, 05/04/27 (a)	250,000	262,191
4.13%, 11/16/28 (a)	900,000	1,019,090
6.05%, 06/01/36	500,000	672,855
6.13%, 07/15/38	400,000	550,486
5.70%, 04/15/40	1,000,000	1,334,493
4.50%, 06/01/42	1,000,000	1,199,700
4.05%, 05/04/47 (a)	1,000,000	1,150,848
Vulcan Materials Co.
4.50%, 06/15/47 (a)	250,000	269,037
Wabtec Corp.
4.95%, 09/15/28 (a)(e)(f)	750,000	827,690
Waste Connections, Inc.
4.25%, 12/01/28 (a)	150,000	168,659
3.50%, 05/01/29 (a)	84,000	89,686
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	461,936
2.40%, 05/15/23 (a)	250,000	252,951
2.95%, 06/15/24 (a)	250,000	258,858
3.20%, 06/15/26 (a)	150,000	158,297
3.15%, 11/15/27 (a)	200,000	210,658
3.45%, 06/15/29 (a)	250,000	270,211
4.00%, 07/15/39 (a)	250,000	284,486
4.10%, 03/01/45 (a)	500,000	573,597
4.15%, 07/15/49 (a)	300,000	350,134
WW Grainger, Inc.
4.60%, 06/15/45 (a)	150,000	176,723
4.20%, 05/15/47 (a)	500,000	558,224
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	206,380
		91,814,321

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Communications 2.2%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	501,429
3.40%, 09/15/26 (a)	106,000	110,310
3.40%, 06/15/27 (a)	250,000	260,131
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	719,048
3.63%, 04/22/29 (a)	250,000	266,380
6.13%, 03/30/40	850,000	1,158,403
4.38%, 07/16/42	500,000	565,283
4.38%, 04/22/49 (a)	350,000	404,786
American Tower Corp.
3.30%, 02/15/21 (a)	350,000	355,094
2.25%, 01/15/22	250,000	250,417
4.70%, 03/15/22	153,000	162,142
3.50%, 01/31/23	1,200,000	1,244,028
5.00%, 02/15/24	350,000	386,948
3.38%, 05/15/24 (a)	250,000	260,014
3.38%, 10/15/26 (a)	250,000	260,218
3.55%, 07/15/27 (a)	500,000	526,958
3.95%, 03/15/29 (a)	250,000	269,480
3.80%, 08/15/29 (a)	650,000	695,153
AT&T, Inc.
4.60%, 02/15/21 (a)	300,000	308,191
2.80%, 02/17/21 (a)	500,000	504,299
4.45%, 05/15/21	55,000	56,971
4.00%, 01/15/22	500,000	521,421
3.00%, 02/15/22	350,000	357,276
3.20%, 03/01/22 (a)	750,000	768,550
3.80%, 03/15/22	250,000	259,610
3.00%, 06/30/22 (a)	1,500,000	1,531,599
3.60%, 02/17/23 (a)	500,000	521,744
4.45%, 04/01/24 (a)	250,000	270,583
3.55%, 06/01/24 (a)	400,000	418,688
3.95%, 01/15/25 (a)	250,000	267,081
3.40%, 05/15/25 (a)	1,000,000	1,044,163
3.60%, 07/15/25 (a)	250,000	263,499
3.88%, 01/15/26 (a)	1,500,000	1,592,594
4.13%, 02/17/26 (a)	250,000	270,261
3.80%, 02/15/27 (a)	350,000	370,995
4.25%, 03/01/27 (a)	1,200,000	1,306,671
4.10%, 02/15/28 (a)	1,433,000	1,550,417
4.35%, 03/01/29 (a)	250,000	276,354
4.30%, 02/15/30 (a)	500,000	550,618
4.50%, 05/15/35 (a)	1,000,000	1,098,903
5.25%, 03/01/37 (a)	950,000	1,119,701
4.90%, 08/15/37 (a)	350,000	397,580
4.85%, 03/01/39 (a)	650,000	738,359
6.35%, 03/15/40	300,000	381,581
6.10%, 07/15/40	250,000	312,947
6.00%, 08/15/40 (a)	1,000,000	1,249,117
5.35%, 09/01/40	525,000	616,235
5.38%, 10/15/41	150,000	176,262
5.15%, 03/15/42	725,000	832,324
4.30%, 12/15/42 (a)	750,000	784,247
4.80%, 06/15/44 (a)	250,000	276,970
4.35%, 06/15/45 (a)	1,100,000	1,157,914
4.85%, 07/15/45 (a)	500,000	559,821
4.75%, 05/15/46 (a)	1,000,000	1,110,772
5.15%, 11/15/46 (a)	500,000	578,627
5.65%, 02/15/47 (a)	500,000	620,869
5.45%, 03/01/47 (a)	600,000	726,898
4.50%, 03/09/48 (a)	1,400,000	1,508,338
4.55%, 03/09/49 (a)	759,000	821,829
5.15%, 02/15/50 (a)	1,000,000	1,173,656
5.70%, 03/01/57 (a)	200,000	251,620
5.30%, 08/15/58 (a)	350,000	415,594
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bell Canada, Inc.
4.46%, 04/01/48 (a)	600,000	703,545
British Telecommunications PLC
5.13%, 12/04/28 (a)	1,250,000	1,430,800
CBS Corp.
2.50%, 02/15/23 (a)	250,000	250,854
3.38%, 02/15/28 (a)	1,000,000	1,020,271
4.20%, 06/01/29 (a)	289,000	313,860
5.50%, 05/15/33	300,000	353,673
4.90%, 08/15/44 (a)	400,000	450,072
4.60%, 01/15/45 (a)	250,000	271,575
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	524,390
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	800,000	842,530
4.50%, 02/01/24 (a)	250,000	268,753
4.91%, 07/23/25 (a)	1,000,000	1,097,788
3.75%, 02/15/28 (a)	750,000	769,565
4.20%, 03/15/28 (a)	250,000	263,144
5.05%, 03/30/29 (a)	600,000	671,815
6.38%, 10/23/35 (a)	500,000	606,268
5.38%, 04/01/38 (a)	750,000	839,117
6.48%, 10/23/45 (a)	1,250,000	1,523,212
5.38%, 05/01/47 (a)	750,000	818,502
5.75%, 04/01/48 (a)	500,000	570,879
6.83%, 10/23/55 (a)	250,000	316,343
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	306,185
Comcast Corp.
3.30%, 10/01/20	750,000	760,338
3.45%, 10/01/21	250,000	257,536
1.63%, 01/15/22 (a)	500,000	497,855
3.13%, 07/15/22	250,000	258,178
2.85%, 01/15/23	500,000	513,031
2.75%, 03/01/23 (a)	750,000	769,034
3.00%, 02/01/24 (a)	150,000	155,428
3.60%, 03/01/24	750,000	795,846
3.70%, 04/15/24 (a)	250,000	266,749
3.38%, 02/15/25 (a)	100,000	105,511
3.38%, 08/15/25 (a)	250,000	264,578
3.95%, 10/15/25 (a)	850,000	925,897
3.15%, 03/01/26 (a)	500,000	523,953
2.35%, 01/15/27 (a)	500,000	498,344
3.30%, 02/01/27 (a)	530,000	560,374
3.15%, 02/15/28 (a)	400,000	417,265
3.55%, 05/01/28 (a)	250,000	268,787
4.15%, 10/15/28 (a)	1,000,000	1,122,645
4.25%, 10/15/30 (a)	500,000	569,222
4.25%, 01/15/33	750,000	863,272
7.05%, 03/15/33	250,000	360,228
4.40%, 08/15/35 (a)	130,000	151,652
6.50%, 11/15/35	250,000	350,697
3.20%, 07/15/36 (a)	250,000	256,207
3.90%, 03/01/38 (a)	500,000	553,002
4.60%, 10/15/38 (a)	1,000,000	1,196,624
4.65%, 07/15/42	500,000	597,729
4.75%, 03/01/44	500,000	607,949
4.60%, 08/15/45 (a)	822,000	986,998
3.40%, 07/15/46 (a)	250,000	256,100
4.00%, 08/15/47 (a)	166,000	182,929
3.97%, 11/01/47 (a)	1,448,000	1,592,683
4.00%, 03/01/48 (a)	500,000	553,944
4.70%, 10/15/48 (a)	1,250,000	1,532,761
4.00%, 11/01/49 (a)	550,000	611,824
4.95%, 10/15/58 (a)	700,000	890,967

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
2.25%, 09/01/21 (a)	145,000	145,161
4.88%, 04/15/22	750,000	797,567
5.25%, 01/15/23	250,000	272,358
3.20%, 09/01/24 (a)	250,000	256,966
4.45%, 02/15/26 (a)	500,000	547,949
3.70%, 06/15/26 (a)	250,000	263,790
3.65%, 09/01/27 (a)	300,000	317,917
3.80%, 02/15/28 (a)	250,000	266,103
4.30%, 02/15/29 (a)	200,000	220,995
4.75%, 05/15/47 (a)	450,000	521,373
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	1,150,000	1,699,173
Discovery Communications LLC
4.38%, 06/15/21	150,000	155,139
2.95%, 03/20/23 (a)	500,000	508,320
3.90%, 11/15/24 (a)	250,000	262,979
3.95%, 03/20/28 (a)	750,000	779,192
4.13%, 05/15/29 (a)	150,000	158,020
6.35%, 06/01/40	700,000	857,980
4.88%, 04/01/43	1,000,000	1,042,642
5.30%, 05/15/49 (a)	100,000	110,676
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	305,977
4.80%, 03/01/26 (a)	350,000	396,287
Fox Corp.
3.67%, 01/25/22 (g)	500,000	516,422
4.03%, 01/25/24 (a)(g)	250,000	265,983
4.71%, 01/25/29 (a)(g)	650,000	743,041
5.48%, 01/25/39 (a)(g)	350,000	429,709
5.58%, 01/25/49 (a)(g)	500,000	633,578
Grupo Televisa S.A.B.
6.63%, 03/18/25	750,000	878,937
6.63%, 01/15/40	500,000	628,897
6.13%, 01/31/46 (a)	250,000	305,938
5.25%, 05/24/49 (a)	200,000	219,071
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	750,000	784,483
4.20%, 04/15/24	150,000	160,975
5.40%, 10/01/48 (a)	150,000	178,800
Koninklijke KPN N.V.
8.38%, 10/01/30	250,000	342,059
Moody's Corp.
2.75%, 12/15/21 (a)	750,000	760,180
4.50%, 09/01/22 (a)	76,000	80,718
4.88%, 02/15/24 (a)	100,000	110,246
4.25%, 02/01/29 (a)	250,000	280,932
4.88%, 12/17/48 (a)	200,000	248,669
NBCUniversal Media LLC
4.38%, 04/01/21 (d)	900,000	932,022
5.95%, 04/01/41	1,150,000	1,584,700
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	500,000	518,215
3.65%, 11/01/24 (a)	250,000	263,168
3.60%, 04/15/26 (a)	500,000	527,489
Orange S.A.
4.13%, 09/14/21	250,000	259,880
9.00%, 03/01/31	500,000	779,155
5.38%, 01/13/42	250,000	321,400
5.50%, 02/06/44 (a)	500,000	661,099
RELX Capital, Inc.
3.13%, 10/15/22 (a)	250,000	255,179
3.50%, 03/16/23 (a)	100,000	103,663
4.00%, 03/18/29 (a)	250,000	273,101
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	255,570
4.10%, 10/01/23 (a)	250,000	266,741
3.63%, 12/15/25 (a)	350,000	372,540
2.90%, 11/15/26 (a)	100,000	102,414
5.45%, 10/01/43 (a)	150,000	192,488
5.00%, 03/15/44 (a)	500,000	613,812
4.30%, 02/15/48 (a)	200,000	230,162
4.35%, 05/01/49 (a)	450,000	518,639
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	272,611
2.95%, 01/22/27 (a)	500,000	521,461
4.50%, 05/15/48 (a)	200,000	252,400
TCI Communications, Inc.
7.13%, 02/15/28	800,000	1,057,908
Telefonica Emisiones S.A.
5.46%, 02/16/21	450,000	469,876
4.57%, 04/27/23	150,000	161,779
4.10%, 03/08/27	500,000	544,582
7.05%, 06/20/36	900,000	1,244,173
4.67%, 03/06/38	250,000	274,681
5.21%, 03/08/47	650,000	757,258
4.90%, 03/06/48	150,000	167,723
5.52%, 03/01/49 (a)	400,000	487,693
Telefonica Europe BV
8.25%, 09/15/30	750,000	1,090,248
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	267,350
4.30%, 06/15/49 (a)	200,000	228,251
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	500,000	533,454
3.35%, 05/15/26 (a)	100,000	103,118
Time Warner Cable LLC
4.13%, 02/15/21 (a)	500,000	509,121
4.00%, 09/01/21 (a)	350,000	358,183
6.55%, 05/01/37	500,000	601,152
7.30%, 07/01/38	450,000	569,907
6.75%, 06/15/39	250,000	306,129
5.88%, 11/15/40 (a)	1,000,000	1,120,465
5.50%, 09/01/41 (a)	250,000	269,720
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	91,216
8.38%, 07/15/33	100,000	138,413
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	900,000	913,542
3.15%, 09/17/25	200,000	212,919
3.00%, 02/13/26	800,000	843,265
1.85%, 07/30/26	200,000	197,469
7.00%, 03/01/32	250,000	367,106
4.13%, 12/01/41	500,000	589,278
4.13%, 06/01/44	200,000	241,913
Verizon Communications, Inc.
4.60%, 04/01/21	250,000	259,311
2.45%, 11/01/22 (a)	250,000	253,378
5.15%, 09/15/23	1,250,000	1,399,452
4.15%, 03/15/24 (a)	250,000	270,011
3.50%, 11/01/24 (a)	1,000,000	1,058,094
3.38%, 02/15/25	900,000	950,010
2.63%, 08/15/26	500,000	506,987
4.13%, 03/16/27	1,500,000	1,657,655
4.33%, 09/21/28	1,100,000	1,248,184
3.88%, 02/08/29 (a)	400,000	439,319
4.02%, 12/03/29 (a)	1,357,000	1,509,326
4.50%, 08/10/33	1,500,000	1,743,186
4.40%, 11/01/34 (a)	1,000,000	1,145,647
4.27%, 01/15/36	750,000	844,650
5.25%, 03/16/37	438,000	543,025

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.81%, 03/15/39	500,000	600,310
4.75%, 11/01/41	250,000	297,036
3.85%, 11/01/42 (a)	250,000	267,297
4.13%, 08/15/46	500,000	557,944
4.86%, 08/21/46	1,000,000	1,223,159
4.52%, 09/15/48	1,750,000	2,072,354
5.01%, 04/15/49	1,000,000	1,259,135
5.01%, 08/21/54	850,000	1,071,410
4.67%, 03/15/55	1,250,000	1,501,652
Viacom, Inc.
4.50%, 03/01/21	500,000	515,092
3.88%, 12/15/21	100,000	103,403
3.88%, 04/01/24 (a)	248,000	261,003
6.88%, 04/30/36	400,000	523,587
4.38%, 03/15/43	150,000	155,036
5.85%, 09/01/43 (a)	750,000	921,236
Vodafone Group PLC
3.75%, 01/16/24	750,000	790,238
4.13%, 05/30/25	750,000	810,446
4.38%, 05/30/28	1,000,000	1,105,428
7.88%, 02/15/30	250,000	343,421
6.15%, 02/27/37	500,000	631,473
5.00%, 05/30/38	250,000	286,149
4.38%, 02/19/43	500,000	517,588
5.25%, 05/30/48	1,050,000	1,219,010
4.88%, 06/19/49	500,000	559,009
4.25%, 09/17/50	500,000	511,500
Walt Disney Co.
4.50%, 02/15/21 (g)	250,000	258,873
3.00%, 09/15/22 (g)	100,000	103,154
3.70%, 09/15/24 (a)(g)	250,000	268,559
3.70%, 10/15/25 (a)(g)	600,000	646,226
6.20%, 12/15/34 (g)	1,000,000	1,424,348
6.40%, 12/15/35 (g)	250,000	360,619
6.15%, 03/01/37 (g)	200,000	284,422
6.65%, 11/15/37 (g)	500,000	752,337
4.75%, 09/15/44 (a)(g)	140,000	181,612
4.95%, 10/15/45 (a)(g)	585,000	785,832
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	254,150
WPP Finance 2010
3.63%, 09/07/22	250,000	257,970
3.75%, 09/19/24	400,000	415,968
		153,784,473
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	253,989
3.60%, 11/28/24 (a)	900,000	947,551
3.40%, 12/06/27 (a)	750,000	781,283
4.50%, 11/28/34 (a)	500,000	575,285
4.00%, 12/06/37 (a)	550,000	600,742
4.40%, 12/06/57 (a)	500,000	584,234
Amazon.com, Inc.
3.30%, 12/05/21 (a)	1,000,000	1,029,980
2.50%, 11/29/22 (a)	500,000	508,996
2.40%, 02/22/23 (a)	1,450,000	1,474,719
2.80%, 08/22/24 (a)	500,000	520,250
3.15%, 08/22/27 (a)	250,000	265,805
4.80%, 12/05/34 (a)	500,000	626,403
3.88%, 08/22/37 (a)	250,000	288,062
4.95%, 12/05/44 (a)	500,000	662,705
4.05%, 08/22/47 (a)	1,050,000	1,263,366
4.25%, 08/22/57 (a)	1,000,000	1,245,007
American Honda Finance Corp.
3.15%, 01/08/21	100,000	101,599
1.70%, 09/09/21	250,000	248,968
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 11/16/22	1,000,000	1,016,127
3.55%, 01/12/24	400,000	424,052
2.90%, 02/16/24	500,000	515,249
2.40%, 06/27/24	500,000	505,729
2.30%, 09/09/26	300,000	299,372
Aptiv Corp.
4.15%, 03/15/24 (a)	540,000	571,984
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	162,301
4.40%, 10/01/46 (a)	150,000	149,865
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	268,042
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	505,860
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	519,309
3.25%, 04/15/25 (a)	1,000,000	1,036,234
Block Financial LLC
5.50%, 11/01/22 (a)	95,000	101,529
5.25%, 10/01/25 (a)	250,000	271,224
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	256,090
3.60%, 06/01/26 (a)	395,000	422,663
3.55%, 03/15/28 (a)	250,000	268,207
Carnival Corp.
3.95%, 10/15/20	350,000	356,295
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	500,000	518,406
3.00%, 05/18/27 (a)	1,100,000	1,166,606
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	191,987
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	745,355
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	345,000	364,859
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	258,423
4.15%, 11/01/25 (a)	89,000	96,243
4.13%, 05/01/28 (a)	250,000	273,600
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	500,000	518,875
4.00%, 05/15/25 (a)	150,000	159,061
4.20%, 05/15/28 (a)	400,000	430,175
DR Horton, Inc.
2.55%, 12/01/20	250,000	250,809
4.75%, 02/15/23 (a)	90,000	95,860
eBay, Inc.
2.88%, 08/01/21 (a)	46,000	46,505
3.80%, 03/09/22 (a)	500,000	517,281
2.60%, 07/15/22 (a)	150,000	151,215
3.60%, 06/05/27 (a)	1,250,000	1,303,009
Expedia Group, Inc.
3.80%, 02/15/28 (a)	200,000	209,497
3.25%, 02/15/30 (a)(g)	400,000	399,732
Ford Motor Co.
6.63%, 10/01/28	100,000	110,021
7.45%, 07/16/31	950,000	1,091,958
4.75%, 01/15/43	150,000	130,637
7.40%, 11/01/46	100,000	113,843
5.29%, 12/08/46 (a)	350,000	323,919
Ford Motor Credit Co. LLC
2.34%, 11/02/20	250,000	248,577
5.09%, 01/07/21	250,000	256,445
3.47%, 04/05/21	600,000	603,187
5.88%, 08/02/21	1,750,000	1,833,564

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.60%, 01/07/22	200,000	210,194
3.22%, 01/09/22	200,000	199,867
4.14%, 02/15/23 (a)	1,000,000	1,015,982
4.38%, 08/06/23	250,000	255,566
3.81%, 01/09/24 (a)	200,000	199,423
5.58%, 03/18/24 (a)	450,000	478,688
4.69%, 06/09/25 (a)	1,250,000	1,276,080
4.13%, 08/04/25	1,250,000	1,237,750
4.54%, 08/01/26 (a)	200,000	200,105
3.82%, 11/02/27 (a)	500,000	474,490
5.11%, 05/03/29 (a)	450,000	452,826
General Motors Co.
4.88%, 10/02/23	1,100,000	1,180,727
4.00%, 04/01/25	400,000	411,155
5.00%, 04/01/35	500,000	502,732
6.60%, 04/01/36 (a)	150,000	172,116
5.15%, 04/01/38 (a)	550,000	556,248
6.25%, 10/02/43	600,000	658,294
5.20%, 04/01/45	300,000	296,761
6.75%, 04/01/46 (a)	200,000	229,112
5.95%, 04/01/49 (a)	100,000	107,308
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	1,250,000	1,263,180
4.38%, 09/25/21	1,900,000	1,963,518
3.45%, 01/14/22 (a)	750,000	764,564
3.45%, 04/10/22 (a)	200,000	203,524
3.15%, 06/30/22 (a)	500,000	505,942
3.25%, 01/05/23 (a)	500,000	505,658
3.70%, 05/09/23 (a)	100,000	102,371
5.10%, 01/17/24 (a)	150,000	161,303
3.50%, 11/07/24 (a)	250,000	253,001
4.35%, 04/09/25 (a)	61,000	63,583
5.25%, 03/01/26 (a)	375,000	407,086
4.35%, 01/17/27 (a)	1,250,000	1,285,909
3.85%, 01/05/28 (a)	1,000,000	994,572
5.65%, 01/17/29 (a)	150,000	165,428
GLP Capital LP/GLP Financing II, Inc.
4.38%, 04/15/21 (a)	60,000	61,469
5.38%, 11/01/23 (a)	300,000	325,647
3.35%, 09/01/24 (a)	100,000	101,070
5.25%, 06/01/25 (a)	500,000	552,015
5.75%, 06/01/28 (a)	350,000	399,434
5.30%, 01/15/29 (a)	100,000	110,596
4.00%, 01/15/30 (a)	250,000	252,492
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	250,000	258,026
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	802,069
4.40%, 04/01/21 (a)	250,000	258,254
2.63%, 06/01/22 (a)	750,000	766,970
3.75%, 02/15/24 (a)	500,000	537,712
2.13%, 09/15/26 (a)	250,000	248,622
2.95%, 06/15/29 (a)	650,000	682,980
5.88%, 12/16/36	1,700,000	2,353,954
5.95%, 04/01/41 (a)	500,000	716,858
4.20%, 04/01/43 (a)	250,000	294,223
4.88%, 02/15/44 (a)	1,500,000	1,936,344
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	155,100
4.85%, 03/15/26 (a)	150,000	166,258
IHS Markit Ltd.
3.63%, 05/01/24 (a)	250,000	259,337
4.75%, 08/01/28 (a)	250,000	279,125
4.25%, 05/01/29 (a)	350,000	376,838
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	253,121
4.25%, 07/17/25 (a)	750,000	794,750
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	550,000	560,810
3.50%, 08/18/26 (a)	350,000	356,083
3.90%, 08/08/29 (a)	200,000	205,549
Lear Corp.
5.25%, 01/15/25 (a)	300,000	309,898
3.80%, 09/15/27 (a)	150,000	150,896
4.25%, 05/15/29 (a)	150,000	154,192
5.25%, 05/15/49 (a)	100,000	103,039
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	511,502
3.38%, 09/15/25 (a)	1,000,000	1,050,788
3.10%, 05/03/27 (a)	500,000	516,551
6.50%, 03/15/29	251,000	322,059
3.65%, 04/05/29 (a)	400,000	428,062
4.65%, 04/15/42 (a)	150,000	169,533
4.25%, 09/15/44 (a)	100,000	107,683
4.38%, 09/15/45 (a)	150,000	166,006
3.70%, 04/15/46 (a)	250,000	252,187
4.05%, 05/03/47 (a)	800,000	855,365
4.55%, 04/05/49 (a)	400,000	461,117
Macy's Retail Holdings, Inc.
3.45%, 01/15/21 (a)	150,000	151,181
3.88%, 01/15/22 (a)	250,000	254,336
2.88%, 02/15/23 (a)	200,000	197,845
3.63%, 06/01/24 (a)	323,000	323,879
4.50%, 12/15/34 (a)	30,000	27,785
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	263,455
4.15%, 10/01/25 (a)	250,000	270,772
Marriott International, Inc.
2.88%, 03/01/21 (a)	45,000	45,411
3.13%, 10/15/21 (a)	200,000	202,464
3.60%, 04/15/24 (a)	200,000	209,996
3.75%, 03/15/25 (a)	1,250,000	1,311,304
4.65%, 12/01/28 (a)	150,000	169,016
Mastercard, Inc.
3.38%, 04/01/24	250,000	265,691
2.95%, 11/21/26 (a)	500,000	526,487
2.95%, 06/01/29 (a)	350,000	367,576
3.80%, 11/21/46 (a)	500,000	573,880
3.65%, 06/01/49 (a)	200,000	226,969
McDonald's Corp.
2.75%, 12/09/20 (a)	900,000	907,388
3.35%, 04/01/23 (a)	400,000	417,726
3.38%, 05/26/25 (a)	600,000	635,802
3.80%, 04/01/28 (a)	600,000	658,112
2.63%, 09/01/29 (a)	300,000	299,287
4.70%, 12/09/35 (a)	150,000	178,474
6.30%, 03/01/38	150,000	205,282
3.63%, 05/01/43	150,000	152,881
4.88%, 12/09/45 (a)	1,100,000	1,331,953
4.45%, 03/01/47 (a)	250,000	287,506
4.45%, 09/01/48 (a)	500,000	578,865
3.63%, 09/01/49 (a)	450,000	456,924
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	101,562
2.38%, 11/01/26 (a)	250,000	254,843
3.63%, 05/01/43 (a)	50,000	55,177
3.88%, 11/01/45 (a)	300,000	343,379
3.38%, 11/01/46 (a)	150,000	159,021
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	308,348
5.00%, 01/15/44 (a)	500,000	465,263
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	178,392

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
O'Reilly Automotive, Inc.
4.88%, 01/14/21 (a)	150,000	154,306
4.63%, 09/15/21 (a)	150,000	156,058
3.55%, 03/15/26 (a)	500,000	527,584
4.35%, 06/01/28 (a)	59,000	65,986
3.90%, 06/01/29 (a)	150,000	164,153
PACCAR Financial Corp.
3.15%, 08/09/21	750,000	765,737
2.65%, 05/10/22	250,000	253,994
QVC, Inc.
5.13%, 07/02/22	200,000	210,201
4.38%, 03/15/23	300,000	310,730
4.85%, 04/01/24	22,000	23,235
5.45%, 08/15/34 (a)	200,000	203,788
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	214,791
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	150,000	162,572
3.70%, 03/15/28 (a)	250,000	256,445
Sands China Ltd.
4.60%, 08/08/23 (a)	750,000	795,292
5.13%, 08/08/25 (a)	250,000	275,105
5.40%, 08/08/28 (a)	500,000	564,390
Starbucks Corp.
2.10%, 02/04/21 (a)	350,000	350,423
2.70%, 06/15/22 (a)	500,000	508,292
3.10%, 03/01/23 (a)	250,000	258,250
3.85%, 10/01/23 (a)	300,000	318,886
3.50%, 03/01/28 (a)	350,000	375,788
4.00%, 11/15/28 (a)	250,000	278,348
3.55%, 08/15/29 (a)	500,000	539,808
3.75%, 12/01/47 (a)	500,000	516,026
4.45%, 08/15/49 (a)	350,000	406,163
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	261,829
4.13%, 07/15/27 (a)	200,000	204,110
Target Corp.
2.90%, 01/15/22	250,000	256,894
3.50%, 07/01/24	500,000	536,038
3.38%, 04/15/29 (a)	525,000	566,003
4.00%, 07/01/42	500,000	577,246
3.63%, 04/15/46	300,000	329,239
3.90%, 11/15/47 (a)	500,000	574,462
TJX Cos., Inc.
2.50%, 05/15/23 (a)	200,000	203,757
2.25%, 09/15/26 (a)	300,000	299,451
Toyota Motor Corp.
3.18%, 07/20/21	250,000	255,587
2.16%, 07/02/22	100,000	100,765
3.42%, 07/20/23	250,000	264,302
2.36%, 07/02/24	150,000	151,663
2.76%, 07/02/29	150,000	155,317
Toyota Motor Credit Corp.
4.25%, 01/11/21	250,000	257,352
1.90%, 04/08/21	350,000	350,196
2.95%, 04/13/21	300,000	304,921
3.40%, 09/15/21	1,100,000	1,132,765
2.60%, 01/11/22	350,000	355,660
3.30%, 01/12/22	250,000	257,937
2.80%, 07/13/22	500,000	512,754
2.70%, 01/11/23	500,000	512,498
3.45%, 09/20/23	400,000	423,360
2.90%, 04/17/24	350,000	362,818
3.20%, 01/11/27	250,000	267,334
3.65%, 01/08/29	400,000	443,298
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500,000	603,509
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	1,003,966
2.15%, 09/15/22 (a)	500,000	505,301
2.80%, 12/14/22 (a)	500,000	514,410
3.15%, 12/14/25 (a)	900,000	960,016
4.15%, 12/14/35 (a)	1,500,000	1,809,587
4.30%, 12/14/45 (a)	750,000	932,026
Walgreen Co.
4.40%, 09/15/42	150,000	151,547
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	600,000	614,142
3.80%, 11/18/24 (a)	1,000,000	1,055,265
3.45%, 06/01/26 (a)	500,000	516,760
4.80%, 11/18/44 (a)	450,000	475,998
4.65%, 06/01/46 (a)	250,000	261,374
Walmart, Inc.
2.35%, 12/15/22 (a)	1,000,000	1,014,741
2.55%, 04/11/23 (a)	2,100,000	2,144,014
2.85%, 07/08/24 (a)	200,000	207,975
2.65%, 12/15/24 (a)	1,250,000	1,290,322
3.70%, 06/26/28 (a)	2,500,000	2,772,985
3.25%, 07/08/29 (a)	350,000	378,426
2.38%, 09/24/29 (a)	150,000	151,362
5.25%, 09/01/35	1,000,000	1,332,988
6.20%, 04/15/38	150,000	225,760
3.95%, 06/28/38 (a)	750,000	879,946
5.63%, 04/15/41	150,000	215,575
4.30%, 04/22/44 (a)	300,000	371,850
3.63%, 12/15/47 (a)	600,000	675,026
4.05%, 06/29/48 (a)	900,000	1,084,297
2.95%, 09/24/49 (a)	300,000	302,877
Western Union Co.
4.25%, 06/09/23 (a)	750,000	788,855
		125,597,411
Consumer Non-Cyclical 4.0%
Abbott Laboratories
2.55%, 03/15/22	500,000	505,393
3.40%, 11/30/23 (a)	1,150,000	1,206,817
3.75%, 11/30/26 (a)	708,000	771,940
4.75%, 11/30/36 (a)	750,000	918,309
5.30%, 05/27/40	150,000	192,702
4.75%, 04/15/43 (a)	150,000	185,427
4.90%, 11/30/46 (a)	1,250,000	1,614,789
AbbVie, Inc.
2.30%, 05/14/21 (a)	250,000	250,551
2.90%, 11/06/22	500,000	509,916
3.20%, 11/06/22 (a)	300,000	307,899
2.85%, 05/14/23 (a)	1,450,000	1,476,178
3.60%, 05/14/25 (a)	600,000	624,538
3.20%, 05/14/26 (a)	200,000	203,816
4.25%, 11/14/28 (a)	1,250,000	1,357,456
4.50%, 05/14/35 (a)	1,500,000	1,610,023
4.30%, 05/14/36 (a)	1,500,000	1,585,755
4.40%, 11/06/42	500,000	516,732
4.70%, 05/14/45 (a)	250,000	267,884
4.88%, 11/14/48 (a)	569,000	628,748
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	153,559
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	329,086
Allergan Finance LLC
3.25%, 10/01/22 (a)	750,000	766,278

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allergan Funding SCS
3.45%, 03/15/22 (a)	1,000,000	1,025,118
3.85%, 06/15/24 (a)	500,000	527,885
4.55%, 03/15/35 (a)	690,000	733,637
4.85%, 06/15/44 (a)	500,000	533,889
4.75%, 03/15/45 (a)	168,000	178,284
Allergan, Inc.
2.80%, 03/15/23 (a)	800,000	807,800
Altria Group, Inc.
4.75%, 05/05/21	512,000	532,502
2.85%, 08/09/22	600,000	607,378
2.95%, 05/02/23	550,000	559,274
4.00%, 01/31/24	400,000	421,909
3.80%, 02/14/24 (a)	250,000	261,512
4.40%, 02/14/26 (a)	250,000	267,541
4.80%, 02/14/29 (a)	1,250,000	1,370,407
5.80%, 02/14/39 (a)	500,000	580,080
4.25%, 08/09/42	200,000	194,000
4.50%, 05/02/43	150,000	150,774
5.38%, 01/31/44	450,000	501,010
3.88%, 09/16/46 (a)	500,000	459,075
5.95%, 02/14/49 (a)	650,000	765,450
6.20%, 02/14/59 (a)	350,000	410,980
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	156,082
3.45%, 12/15/27 (a)	1,000,000	1,034,255
Amgen, Inc.
3.45%, 10/01/20	500,000	507,105
4.10%, 06/15/21 (a)	1,000,000	1,029,655
1.85%, 08/19/21 (a)	1,500,000	1,494,994
3.88%, 11/15/21 (a)	500,000	516,351
3.63%, 05/22/24 (a)	650,000	689,054
2.60%, 08/19/26 (a)	250,000	251,019
4.95%, 10/01/41	500,000	597,076
5.15%, 11/15/41 (a)	850,000	1,034,060
4.40%, 05/01/45 (a)	650,000	735,714
4.66%, 06/15/51 (a)	1,200,000	1,407,211
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,400,000	1,501,004
4.70%, 02/01/36 (a)	1,500,000	1,735,339
4.90%, 02/01/46 (a)	2,800,000	3,346,251
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	250,000	252,436
3.30%, 02/01/23 (a)	1,064,000	1,105,309
3.70%, 02/01/24	950,000	1,014,999
3.65%, 02/01/26 (a)	500,000	535,268
4.70%, 02/01/36 (a)	87,000	100,650
4.00%, 01/17/43	150,000	157,815
4.63%, 02/01/44	500,000	571,584
4.90%, 02/01/46 (a)	200,000	240,201
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	650,000	659,297
3.50%, 01/12/24 (a)	250,000	264,045
4.15%, 01/23/25 (a)	450,000	491,802
4.00%, 04/13/28 (a)	850,000	938,217
4.75%, 01/23/29 (a)	1,275,000	1,483,051
4.90%, 01/23/31 (a)	250,000	297,503
4.38%, 04/15/38 (a)	750,000	841,163
5.45%, 01/23/39 (a)	900,000	1,139,680
4.95%, 01/15/42	290,000	342,697
4.60%, 04/15/48 (a)	900,000	1,039,730
4.44%, 10/06/48 (a)	700,000	793,719
5.55%, 01/23/49 (a)	1,250,000	1,638,274
4.75%, 04/15/58 (a)	400,000	469,326
5.80%, 01/23/59 (a)	750,000	1,014,212
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	250,000	258,521
2.50%, 08/11/26 (a)	900,000	910,540
4.54%, 03/26/42	200,000	245,326
4.02%, 04/16/43	200,000	231,983
3.75%, 09/15/47 (a)	150,000	166,131
4.50%, 03/15/49 (a)	150,000	187,336
Ascension Health
3.95%, 11/15/46	650,000	767,098
AstraZeneca PLC
2.38%, 11/16/20	750,000	753,757
2.38%, 06/12/22 (a)	750,000	755,585
6.45%, 09/15/37	1,650,000	2,331,422
4.00%, 09/18/42	150,000	165,776
4.38%, 08/17/48 (a)	250,000	297,699
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,600,000	1,614,688
3.22%, 08/15/24 (a)	1,150,000	1,163,374
2.79%, 09/06/24 (a)	300,000	297,744
3.22%, 09/06/26 (a)	300,000	296,675
3.56%, 08/15/27 (a)	500,000	504,091
3.46%, 09/06/29 (a)	150,000	147,055
4.54%, 08/15/47 (a)	250,000	240,074
4.76%, 09/06/49 (a)	300,000	295,719
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	323,373
5.25%, 06/23/45 (a)	298,000	385,933
Baxter International, Inc.
1.70%, 08/15/21 (a)	250,000	248,036
3.50%, 08/15/46 (a)	250,000	252,234
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	472,004
Becton Dickinson & Co.
3.25%, 11/12/20	150,000	151,572
3.13%, 11/08/21	250,000	254,228
2.89%, 06/06/22 (a)	750,000	761,662
3.73%, 12/15/24 (a)	1,000,000	1,058,787
3.70%, 06/06/27 (a)	131,000	139,185
4.69%, 12/15/44 (a)	400,000	465,058
4.67%, 06/06/47 (a)	500,000	591,358
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,084,149
5.20%, 09/15/45 (a)	500,000	593,625
Boston Scientific Corp.
4.13%, 10/01/23 (a)	100,000	106,352
3.45%, 03/01/24 (a)	250,000	260,785
3.85%, 05/15/25	400,000	430,173
3.75%, 03/01/26 (a)	250,000	267,372
4.00%, 03/01/28 (a)	500,000	548,470
4.00%, 03/01/29 (a)	400,000	442,482
7.00%, 11/15/35 (e)(f)	150,000	211,059
4.55%, 03/01/39 (a)	250,000	295,530
4.70%, 03/01/49 (a)	250,000	305,304
Bristol-Myers Squibb Co.
2.55%, 05/14/21 (g)	400,000	403,283
2.60%, 05/16/22 (g)	750,000	760,620
2.90%, 07/26/24 (a)(g)	450,000	464,232
3.20%, 06/15/26 (a)(g)	1,000,000	1,049,951
3.25%, 02/27/27	250,000	267,331
3.40%, 07/26/29 (a)(g)	1,000,000	1,069,041
4.13%, 06/15/39 (a)(g)	250,000	283,827
3.25%, 08/01/42	350,000	354,805
4.50%, 03/01/44 (a)	600,000	713,168
4.25%, 10/26/49 (a)(g)	1,000,000	1,162,878
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	857,692

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	252,991
3.75%, 09/25/27 (a)	850,000	872,389
Campbell Soup Co.
2.50%, 08/02/22	350,000	351,401
4.15%, 03/15/28 (a)	1,000,000	1,077,720
3.80%, 08/02/42	100,000	94,987
4.80%, 03/15/48 (a)	150,000	168,583
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	1,222,000	1,237,823
3.75%, 09/15/25 (a)	250,000	258,634
3.41%, 06/15/27 (a)	600,000	595,546
4.90%, 09/15/45 (a)	500,000	510,325
Celgene Corp.
3.55%, 08/15/22	1,000,000	1,037,443
3.63%, 05/15/24 (a)	1,000,000	1,056,655
3.88%, 08/15/25 (a)	250,000	270,048
3.45%, 11/15/27 (a)	500,000	530,189
3.90%, 02/20/28 (a)	250,000	274,062
5.25%, 08/15/43	250,000	315,897
5.00%, 08/15/45 (a)	500,000	627,834
4.35%, 11/15/47 (a)	750,000	870,729
4.55%, 02/20/48 (a)	500,000	597,494
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	179,704
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	750,000	770,774
Cigna Corp.
3.40%, 09/17/21	500,000	511,475
3.75%, 07/15/23 (a)	1,000,000	1,048,082
4.13%, 11/15/25 (a)	750,000	806,337
4.38%, 10/15/28 (a)	1,000,000	1,094,684
4.80%, 08/15/38 (a)	500,000	562,134
4.90%, 12/15/48 (a)	1,000,000	1,148,732
Cleveland Clinic Foundation
4.86%, 01/01/14	450,000	588,035
Clorox Co.
3.90%, 05/15/28 (a)	550,000	610,142
Coca-Cola Co.
1.88%, 10/27/20	100,000	100,063
2.45%, 11/01/20	250,000	251,438
3.15%, 11/15/20	500,000	506,936
3.30%, 09/01/21	750,000	770,566
2.20%, 05/25/22	250,000	252,145
2.50%, 04/01/23	250,000	256,170
3.20%, 11/01/23	1,250,000	1,315,490
1.75%, 09/06/24	300,000	297,396
2.88%, 10/27/25	250,000	261,835
2.13%, 09/06/29	300,000	294,372
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	600,000	763,838
Colgate-Palmolive Co.
2.10%, 05/01/23	500,000	502,819
3.25%, 03/15/24	400,000	424,470
3.70%, 08/01/47 (a)	200,000	234,968
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	101,348
3.35%, 10/01/29 (a)	300,000	303,933
4.35%, 11/01/42	250,000	268,469
3.82%, 10/01/49 (a)	250,000	253,331
4.19%, 10/01/49 (a)	300,000	310,108
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	258,091
3.20%, 01/25/23 (a)	783,000	808,310
4.30%, 05/01/24 (a)	350,000	375,898
4.60%, 11/01/25 (a)	250,000	275,137
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 11/01/28 (a)	400,000	452,747
5.30%, 11/01/38 (a)	250,000	289,294
5.40%, 11/01/48 (a)	250,000	297,051
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	252,949
3.20%, 02/15/23 (a)	1,000,000	1,031,237
4.25%, 05/01/23	500,000	534,869
4.75%, 11/15/24	450,000	497,338
4.40%, 11/15/25 (a)	350,000	387,251
3.70%, 12/06/26 (a)	200,000	211,802
4.65%, 11/15/28 (a)	150,000	170,892
3.15%, 08/01/29 (a)	250,000	255,269
4.10%, 02/15/48 (a)	150,000	161,622
5.25%, 11/15/48 (a)	150,000	188,078
CVS Health Corp.
3.35%, 03/09/21	532,000	540,659
2.13%, 06/01/21 (a)	750,000	749,464
3.50%, 07/20/22 (a)	250,000	258,265
3.70%, 03/09/23 (a)	2,250,000	2,343,586
4.00%, 12/05/23 (a)	500,000	528,661
3.38%, 08/12/24 (a)	1,000,000	1,035,974
2.63%, 08/15/24 (a)	300,000	301,671
4.10%, 03/25/25 (a)	500,000	534,577
3.88%, 07/20/25 (a)	950,000	1,005,937
2.88%, 06/01/26 (a)	1,500,000	1,504,720
3.00%, 08/15/26 (a)	250,000	251,619
4.30%, 03/25/28 (a)	2,500,000	2,705,598
4.88%, 07/20/35 (a)	250,000	278,923
4.78%, 03/25/38 (a)	1,450,000	1,590,557
5.30%, 12/05/43 (a)	700,000	816,349
5.13%, 07/20/45 (a)	1,100,000	1,248,749
5.05%, 03/25/48 (a)	2,250,000	2,557,611
Danaher Corp.
2.40%, 09/15/20 (a)	150,000	150,243
3.35%, 09/15/25 (a)	150,000	159,452
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	750,000	885,489
Diageo Capital PLC
3.88%, 05/18/28 (a)	450,000	502,235
5.88%, 09/30/36	1,000,000	1,388,773
Dignity Health
3.13%, 11/01/22	250,000	254,962
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (a)	150,000	154,880
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	150,000	169,106
Eli Lilly & Co.
2.35%, 05/15/22	600,000	607,669
2.75%, 06/01/25 (a)	250,000	258,285
3.10%, 05/15/27 (a)	500,000	526,211
3.38%, 03/15/29 (a)	250,000	271,151
3.88%, 03/15/39 (a)	250,000	286,242
3.70%, 03/01/45 (a)	500,000	555,194
3.95%, 03/15/49 (a)	350,000	406,827
4.15%, 03/15/59 (a)	250,000	294,819
Estee Lauder Cos., Inc.
4.15%, 03/15/47 (a)	600,000	715,387
Express Scripts Holding Co.
4.75%, 11/15/21	250,000	262,818
3.90%, 02/15/22	200,000	207,517
3.05%, 11/30/22 (a)	350,000	357,785
3.00%, 07/15/23 (a)	500,000	510,536
4.50%, 02/25/26 (a)	500,000	546,464
3.40%, 03/01/27 (a)	500,000	516,979
6.13%, 11/15/41	150,000	190,578
4.80%, 07/15/46 (a)	650,000	728,782

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	260,735
General Mills, Inc.
3.20%, 04/16/21	880,000	893,745
4.00%, 04/17/25 (a)	1,000,000	1,077,831
4.55%, 04/17/38 (a)	500,000	569,972
4.70%, 04/17/48 (a)	250,000	293,024
Gilead Sciences, Inc.
4.50%, 04/01/21 (a)	200,000	206,698
4.40%, 12/01/21 (a)	350,000	365,256
2.50%, 09/01/23 (a)	750,000	760,280
3.70%, 04/01/24 (a)	400,000	423,688
3.50%, 02/01/25 (a)	1,000,000	1,056,438
3.65%, 03/01/26 (a)	400,000	429,063
4.60%, 09/01/35 (a)	500,000	593,610
5.65%, 12/01/41 (a)	200,000	263,403
4.80%, 04/01/44 (a)	500,000	598,839
4.50%, 02/01/45 (a)	350,000	405,637
4.75%, 03/01/46 (a)	750,000	894,028
4.15%, 03/01/47 (a)	900,000	1,002,848
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	600,000	612,066
2.85%, 05/08/22	500,000	510,639
3.00%, 06/01/24 (a)	250,000	258,948
3.38%, 06/01/29 (a)	750,000	805,421
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	261,191
3.63%, 05/15/25	1,000,000	1,074,169
3.88%, 05/15/28	500,000	552,265
6.38%, 05/15/38	900,000	1,295,871
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	102,430
6.35%, 03/15/40	300,000	356,146
5.10%, 05/15/44 (a)	100,000	103,296
HCA, Inc.
5.00%, 03/15/24	1,000,000	1,093,044
5.25%, 04/15/25	250,000	278,396
5.25%, 06/15/26 (a)	250,000	278,751
4.50%, 02/15/27 (a)	500,000	536,886
4.13%, 06/15/29 (a)	600,000	630,444
5.13%, 06/15/39 (a)	400,000	437,636
5.50%, 06/15/47 (a)	500,000	562,974
5.25%, 06/15/49 (a)	650,000	711,799
Hershey Co.
2.30%, 08/15/26 (a)	750,000	754,501
Ingredion, Inc.
3.20%, 10/01/26 (a)	250,000	253,769
JM Smucker Co.
3.50%, 10/15/21	250,000	255,928
3.50%, 03/15/25	750,000	787,956
4.38%, 03/15/45	500,000	544,508
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	249,564
2.45%, 12/05/21	100,000	101,357
2.05%, 03/01/23 (a)	100,000	100,737
3.38%, 12/05/23	500,000	530,203
2.63%, 01/15/25 (a)	340,000	350,738
2.45%, 03/01/26 (a)	450,000	458,256
2.95%, 03/03/27 (a)	2,000,000	2,104,415
2.90%, 01/15/28 (a)	100,000	105,265
3.55%, 03/01/36 (a)	117,000	128,710
3.63%, 03/03/37 (a)	400,000	446,596
3.40%, 01/15/38 (a)	1,500,000	1,622,015
3.70%, 03/01/46 (a)	1,200,000	1,356,339
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,317,796
4.15%, 05/01/47 (a)	350,000	421,445
Kellogg Co.
2.65%, 12/01/23	500,000	507,846
4.30%, 05/15/28 (a)	1,000,000	1,116,365
4.50%, 04/01/46	131,000	149,273
Keurig Dr Pepper, Inc.
3.55%, 05/25/21	500,000	510,834
4.06%, 05/25/23 (a)	250,000	264,554
3.13%, 12/15/23 (a)	250,000	257,737
4.42%, 05/25/25 (a)	1,000,000	1,089,182
4.60%, 05/25/28 (a)	500,000	560,911
4.42%, 12/15/46 (a)	250,000	269,443
5.09%, 05/25/48 (a)	250,000	296,202
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	148,063
5.30%, 03/01/41	850,000	1,137,341
3.20%, 07/30/46 (a)	100,000	103,197
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	73,000	90,295
Koninklijke Philips N.V.
6.88%, 03/11/38	150,000	220,311
5.00%, 03/15/42	200,000	244,117
Kraft Heinz Foods Co.
3.50%, 06/06/22	350,000	359,854
3.50%, 07/15/22 (a)	500,000	512,844
4.00%, 06/15/23 (a)	310,000	323,839
3.95%, 07/15/25 (a)	250,000	261,882
3.00%, 06/01/26 (a)	400,000	396,098
4.63%, 01/30/29 (a)	250,000	270,655
3.75%, 04/01/30 (a)(g)	300,000	303,057
6.88%, 01/26/39	250,000	308,623
4.63%, 10/01/39 (a)(g)	150,000	150,971
5.00%, 06/04/42	1,500,000	1,549,527
5.20%, 07/15/45 (a)	650,000	684,398
4.38%, 06/01/46 (a)	750,000	717,322
4.88%, 10/01/49 (a)(g)	450,000	455,098
Kroger Co.
2.80%, 08/01/22 (a)	750,000	763,395
4.00%, 02/01/24 (a)	900,000	958,216
2.65%, 10/15/26 (a)	100,000	99,171
4.50%, 01/15/29 (a)	150,000	167,742
7.50%, 04/01/31 (d)	100,000	136,873
6.90%, 04/15/38	90,000	118,090
5.40%, 07/15/40 (a)	500,000	565,041
4.45%, 02/01/47 (a)	250,000	258,322
4.65%, 01/15/48 (a)	100,000	107,196
5.40%, 01/15/49 (a)	300,000	355,638
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,295,605
4.70%, 02/01/45 (a)	300,000	334,544
Mayo Clinic
4.13%, 11/15/52	250,000	301,992
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	200,000	207,369
3.40%, 08/15/27 (a)	350,000	367,241
McKesson Corp.
3.65%, 11/30/20	114,000	115,886
2.70%, 12/15/22 (a)	250,000	252,753
3.80%, 03/15/24 (a)	500,000	522,971
3.95%, 02/16/28 (a)	1,000,000	1,050,073
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	328,501
4.60%, 06/01/44 (a)	350,000	433,192

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Medtronic, Inc.
3.15%, 03/15/22	950,000	979,569
3.63%, 03/15/24 (a)	350,000	374,020
3.50%, 03/15/25	1,425,000	1,530,575
4.38%, 03/15/35	1,000,000	1,205,194
4.63%, 03/15/45	750,000	964,138
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	400,000	489,887
Merck & Co., Inc.
3.88%, 01/15/21 (a)	1,000,000	1,020,795
2.80%, 05/18/23	1,250,000	1,287,816
2.75%, 02/10/25 (a)	2,050,000	2,124,257
3.40%, 03/07/29 (a)	250,000	271,416
3.90%, 03/07/39 (a)	250,000	290,279
3.60%, 09/15/42 (a)	200,000	220,823
3.70%, 02/10/45 (a)	650,000	734,225
4.00%, 03/07/49 (a)	550,000	654,594
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	500,000	500,127
3.50%, 05/01/22	200,000	206,003
3.00%, 07/15/26 (a)	500,000	505,656
5.00%, 05/01/42	250,000	276,628
4.20%, 07/15/46 (a)	500,000	506,145
Mondelez International, Inc.
3.63%, 05/07/23 (a)	750,000	785,033
4.13%, 05/07/28 (a)	300,000	334,579
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	405,181
3.95%, 06/15/26 (a)	1,000,000	1,034,193
Mylan, Inc.
4.55%, 04/15/28 (a)	500,000	531,166
5.40%, 11/29/43 (a)	250,000	263,446
5.20%, 04/15/48 (a)	400,000	424,208
Newell Brands, Inc.
3.85%, 04/01/23 (a)	495,000	509,870
4.20%, 04/01/26 (a)	450,000	471,195
5.38%, 04/01/36 (a)	193,000	206,143
5.50%, 04/01/46 (a)	31,000	33,273
Northwell Healthcare, Inc.
4.26%, 11/01/47 (a)	250,000	279,634
Novartis Capital Corp.
2.40%, 09/21/22	100,000	101,620
3.40%, 05/06/24	350,000	372,232
3.00%, 11/20/25 (a)	1,000,000	1,053,386
3.10%, 05/17/27 (a)	750,000	797,681
4.40%, 05/06/44	750,000	929,082
4.00%, 11/20/45 (a)	500,000	589,203
NYU Langone Hospitals
4.78%, 07/01/44	450,000	567,449
4.37%, 07/01/47 (a)	130,000	155,694
PepsiCo, Inc.
2.15%, 10/14/20 (a)	100,000	100,199
3.13%, 11/01/20	250,000	253,503
2.00%, 04/15/21 (a)	300,000	301,013
1.70%, 10/06/21 (a)	1,000,000	998,104
2.75%, 03/05/22	1,000,000	1,024,546
2.75%, 03/01/23	250,000	257,739
3.60%, 03/01/24 (a)	500,000	532,420
2.75%, 04/30/25 (a)	250,000	260,674
2.38%, 10/06/26 (a)	250,000	253,286
3.00%, 10/15/27 (a)	500,000	529,807
2.63%, 07/29/29 (a)	300,000	308,117
4.60%, 07/17/45 (a)	1,300,000	1,630,660
3.45%, 10/06/46 (a)	1,000,000	1,079,427
3.38%, 07/29/49 (a)	350,000	373,522
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	250,444
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	512,925
Pfizer, Inc.
1.95%, 06/03/21	500,000	500,765
3.00%, 09/15/21	250,000	255,137
2.20%, 12/15/21	350,000	352,048
3.00%, 06/15/23	500,000	518,650
3.20%, 09/15/23 (a)	250,000	261,992
2.95%, 03/15/24 (a)	118,000	122,681
3.40%, 05/15/24	250,000	265,410
2.75%, 06/03/26	1,000,000	1,035,674
3.00%, 12/15/26	350,000	368,807
3.60%, 09/15/28 (a)	250,000	273,167
3.45%, 03/15/29 (a)	300,000	325,087
4.10%, 09/15/38 (a)	200,000	228,770
7.20%, 03/15/39	650,000	1,020,576
4.40%, 05/15/44	850,000	1,013,661
4.13%, 12/15/46	1,250,000	1,452,581
4.20%, 09/15/48 (a)	300,000	354,705
Pharmacia LLC
6.60%, 12/01/28	500,000	660,085
Philip Morris International, Inc.
4.13%, 05/17/21	300,000	309,710
2.90%, 11/15/21	500,000	508,102
2.38%, 08/17/22 (a)	500,000	503,361
2.50%, 08/22/22	250,000	252,466
2.50%, 11/02/22 (a)	150,000	151,390
2.63%, 03/06/23	150,000	152,031
2.75%, 02/25/26 (a)	250,000	254,618
3.13%, 03/02/28 (a)	1,000,000	1,028,303
3.38%, 08/15/29 (a)	250,000	262,468
6.38%, 05/16/38	650,000	895,854
4.38%, 11/15/41	250,000	273,758
4.50%, 03/20/42	200,000	222,444
4.88%, 11/15/43	500,000	584,860
4.25%, 11/10/44	200,000	219,072
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,499,669
2.30%, 02/06/22	581,000	589,592
2.45%, 11/03/26	350,000	358,829
3.50%, 10/25/47	750,000	855,681
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	500,000	522,415
4.70%, 03/30/45 (a)	500,000	552,757
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	693,778
5.70%, 08/15/35 (a)	200,000	223,561
6.15%, 09/15/43	500,000	564,912
5.85%, 08/15/45 (a)	1,500,000	1,662,378
Sanofi
4.00%, 03/29/21	650,000	669,067
3.63%, 06/19/28 (a)	250,000	277,040
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	502,464
2.88%, 09/23/23 (a)	1,400,000	1,428,153
3.20%, 09/23/26 (a)	1,000,000	1,032,638
Stryker Corp.
2.63%, 03/15/21 (a)	250,000	251,920
3.50%, 03/15/26 (a)	1,000,000	1,065,335
3.65%, 03/07/28 (a)	150,000	162,643
4.63%, 03/15/46 (a)	500,000	613,200
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	795,104
3.75%, 10/01/25 (a)	750,000	805,714

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 07/15/26 (a)	250,000	260,632
4.50%, 04/01/46 (a)	150,000	174,294
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)(g)	400,000	414,170
4.40%, 11/26/23 (a)(g)	250,000	269,409
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	300,000	310,797
3.60%, 08/15/21 (a)	550,000	563,996
3.30%, 02/15/22	400,000	412,914
3.00%, 04/15/23 (a)	250,000	257,429
4.15%, 02/01/24 (a)	800,000	859,355
3.20%, 08/15/27 (a)	132,000	138,107
5.30%, 02/01/44 (a)	200,000	255,387
4.10%, 08/15/47 (a)	250,000	282,244
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	159,034
4.00%, 03/01/26 (a)	250,000	271,282
4.35%, 03/01/29 (a)	250,000	283,246
4.88%, 08/15/34 (a)	750,000	885,949
4.55%, 06/02/47 (a)	500,000	561,642
5.10%, 09/28/48 (a)	150,000	182,518
Unilever Capital Corp.
4.25%, 02/10/21	800,000	823,872
2.75%, 03/22/21	350,000	354,116
1.38%, 07/28/21	500,000	494,510
2.20%, 05/05/22 (a)	250,000	251,725
2.60%, 05/05/24 (a)	300,000	307,894
2.00%, 07/28/26	500,000	495,905
3.50%, 03/22/28 (a)	550,000	601,266
2.13%, 09/06/29 (a)	250,000	246,174
Whirlpool Corp.
4.85%, 06/15/21	250,000	259,566
4.00%, 03/01/24	350,000	369,375
4.75%, 02/26/29 (a)	250,000	278,883
Wyeth LLC
6.50%, 02/01/34	200,000	278,793
6.00%, 02/15/36	150,000	205,610
5.95%, 04/01/37	500,000	680,018
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	260,650
4.45%, 08/15/45 (a)	849,000	911,489
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	256,765
3.00%, 09/12/27 (a)	500,000	513,490
3.90%, 08/20/28 (a)	500,000	547,569
4.70%, 02/01/43 (a)	300,000	359,967
4.45%, 08/20/48 (a)	250,000	296,113
		280,555,539
Energy 2.3%
Apache Corp.
3.25%, 04/15/22 (a)	505,000	514,269
4.38%, 10/15/28 (a)	250,000	256,233
5.10%, 09/01/40 (a)	500,000	499,214
4.75%, 04/15/43 (a)	450,000	431,981
4.25%, 01/15/44 (a)	400,000	356,822
5.35%, 07/01/49 (a)	250,000	259,417
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	250,000	254,324
3.34%, 12/15/27 (a)	750,000	770,006
4.08%, 12/15/47 (a)	600,000	604,912
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	535,044
4.45%, 07/15/27 (a)	450,000	463,432
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BP Capital Markets America, Inc.
4.50%, 10/01/20	1,050,000	1,075,887
4.74%, 03/11/21	1,000,000	1,040,329
3.25%, 05/06/22	200,000	206,008
2.75%, 05/10/23	250,000	255,392
3.22%, 11/28/23 (a)	200,000	207,865
3.79%, 02/06/24 (a)	250,000	265,860
3.22%, 04/14/24 (a)	250,000	260,111
3.80%, 09/21/25 (a)	500,000	539,829
3.12%, 05/04/26 (a)	250,000	260,860
3.02%, 01/16/27 (a)	100,000	103,410
3.59%, 04/14/27 (a)	300,000	320,340
3.94%, 09/21/28 (a)	350,000	388,178
4.23%, 11/06/28 (a)	600,000	678,260
BP Capital Markets PLC
3.56%, 11/01/21	500,000	514,999
3.06%, 03/17/22	500,000	511,969
2.50%, 11/06/22	300,000	303,882
3.99%, 09/26/23	250,000	267,304
3.51%, 03/17/25	500,000	530,935
3.28%, 09/19/27 (a)	750,000	790,404
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	356,012
4.35%, 10/15/24 (a)	300,000	293,286
4.13%, 12/01/27 (a)	615,000	538,819
Burlington Resources LLC
5.95%, 10/15/36	250,000	336,876
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	1,250,000	1,272,710
3.80%, 04/15/24 (a)	150,000	157,186
7.20%, 01/15/32	225,000	301,458
6.25%, 03/15/38	500,000	637,819
6.75%, 02/01/39	100,000	133,285
4.95%, 06/01/47 (a)	250,000	297,064
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	250,000	258,000
4.25%, 04/15/27 (a)	550,000	572,307
5.25%, 06/15/37 (a)	250,000	272,716
6.75%, 11/15/39	450,000	551,088
5.40%, 06/15/47 (a)	75,000	84,570
Chevron Corp.
2.42%, 11/17/20 (a)	150,000	150,845
2.50%, 03/03/22 (a)	300,000	304,586
2.36%, 12/05/22 (a)	499,000	506,092
3.19%, 06/24/23 (a)	1,150,000	1,199,677
2.90%, 03/03/24 (a)	1,500,000	1,557,357
2.95%, 05/16/26 (a)	250,000	261,636
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	262,855
3.90%, 05/15/27 (a)	200,000	203,802
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	583,000	628,805
Concho Resources, Inc.
4.30%, 08/15/28 (a)	1,000,000	1,077,924
4.88%, 10/01/47 (a)	150,000	171,764
4.85%, 08/15/48 (a)	125,000	143,439
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	807,577
5.90%, 05/15/38	150,000	203,999
6.50%, 02/01/39	1,100,000	1,593,127
4.30%, 11/15/44 (a)	500,000	583,363
5.95%, 03/15/46 (a)	125,000	179,783
ConocoPhillips Holding Co.
6.95%, 04/15/29	450,000	613,837

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Continental Resources, Inc.
5.00%, 09/15/22 (a)	275,000	277,601
4.50%, 04/15/23 (a)	250,000	259,737
3.80%, 06/01/24 (a)	300,000	306,025
4.38%, 01/15/28 (a)	250,000	258,632
4.90%, 06/01/44 (a)	400,000	405,947
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	178,413
5.60%, 07/15/41 (a)	400,000	486,307
5.00%, 06/15/45 (a)	650,000	752,688
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (a)	300,000	317,477
4.80%, 11/01/43 (a)	400,000	478,068
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	101,998
4.40%, 03/15/27 (a)	250,000	250,730
4.95%, 05/15/28 (a)	250,000	259,867
5.00%, 05/15/44 (a)	150,000	137,889
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,021,086
5.88%, 10/15/25 (a)	150,000	174,764
7.50%, 04/15/38	100,000	142,985
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	1,094,782
3.70%, 07/15/27 (a)	500,000	531,006
4.50%, 06/10/44 (a)	150,000	164,706
5.50%, 12/01/46 (a)	250,000	317,279
Encana Corp.
3.90%, 11/15/21 (a)	250,000	256,187
7.38%, 11/01/31	150,000	189,560
6.50%, 08/15/34	150,000	183,058
6.50%, 02/01/38	500,000	603,031
Energy Transfer Operating LP
4.15%, 10/01/20 (a)	1,250,000	1,268,809
5.20%, 02/01/22 (a)	1,750,000	1,847,323
4.25%, 03/15/23 (a)	250,000	261,386
5.88%, 01/15/24 (a)	900,000	1,001,218
4.05%, 03/15/25 (a)	200,000	209,397
4.20%, 04/15/27 (a)	250,000	263,601
5.50%, 06/01/27 (a)	350,000	396,564
5.25%, 04/15/29 (a)	300,000	338,895
4.90%, 03/15/35 (a)	750,000	775,947
6.63%, 10/15/36	500,000	606,299
7.50%, 07/01/38	500,000	642,813
6.05%, 06/01/41 (a)	200,000	229,062
6.50%, 02/01/42 (a)	800,000	961,208
5.15%, 03/15/45 (a)	250,000	262,811
6.13%, 12/15/45 (a)	500,000	587,450
5.30%, 04/15/47 (a)	250,000	269,350
6.00%, 06/15/48 (a)	350,000	414,113
6.25%, 04/15/49 (a)	500,000	608,065
Enterprise Products Operating LLC
2.85%, 04/15/21 (a)	1,250,000	1,263,713
3.35%, 03/15/23 (a)	500,000	517,567
3.90%, 02/15/24 (a)	400,000	426,056
3.75%, 02/15/25 (a)	100,000	106,613
3.70%, 02/15/26 (a)	150,000	159,555
3.95%, 02/15/27 (a)	350,000	380,489
4.15%, 10/16/28 (a)	250,000	277,087
3.13%, 07/31/29 (a)	300,000	307,834
6.65%, 10/15/34	250,000	345,474
7.55%, 04/15/38	150,000	221,433
6.13%, 10/15/39	250,000	325,164
6.45%, 09/01/40	70,000	94,356
5.70%, 02/15/42	150,000	188,801
4.45%, 02/15/43 (a)	200,000	219,083
4.85%, 03/15/44 (a)	250,000	287,445
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 02/15/45 (a)	350,000	412,648
4.90%, 05/15/46 (a)	400,000	470,784
4.25%, 02/15/48 (a)	500,000	541,217
4.80%, 02/01/49 (a)	250,000	291,527
4.20%, 01/31/50 (a)	750,000	805,588
4.95%, 10/15/54 (a)	500,000	582,482
5.25%, 08/16/77 (a)(b)	250,000	248,246
5.38%, 02/15/78 (a)(b)	200,000	193,310
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	509,951
3.15%, 04/01/25 (a)	250,000	262,332
4.15%, 01/15/26 (a)	250,000	276,691
3.90%, 04/01/35 (a)	165,000	184,020
EQM Midstream Partners LP
4.75%, 07/15/23 (a)	350,000	351,304
4.00%, 08/01/24 (a)	71,000	68,862
5.50%, 07/15/28 (a)	250,000	250,237
6.50%, 07/15/48 (a)	250,000	242,839
EQT Corp.
3.00%, 10/01/22 (a)	1,300,000	1,251,890
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	1,005,507
2.40%, 03/06/22 (a)	250,000	253,895
1.90%, 08/16/22	350,000	351,671
2.73%, 03/01/23 (a)	400,000	411,223
3.18%, 03/15/24 (a)	250,000	263,169
2.02%, 08/16/24 (a)	600,000	604,305
2.71%, 03/06/25 (a)	750,000	774,997
2.28%, 08/16/26 (a)	300,000	302,624
2.44%, 08/16/29 (a)	200,000	201,538
3.00%, 08/16/39 (a)	250,000	250,591
3.57%, 03/06/45 (a)	500,000	544,198
4.11%, 03/01/46 (a)	700,000	829,822
3.10%, 08/16/49 (a)	500,000	503,431
Halliburton Co.
3.50%, 08/01/23 (a)	250,000	259,956
3.80%, 11/15/25 (a)	750,000	795,024
4.85%, 11/15/35 (a)	750,000	829,435
6.70%, 09/15/38	250,000	331,302
7.45%, 09/15/39	250,000	356,591
4.50%, 11/15/41 (a)	150,000	157,426
5.00%, 11/15/45 (a)	600,000	671,024
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	1,000,000	1,081,416
Hess Corp.
7.30%, 08/15/31	347,000	436,968
7.13%, 03/15/33	600,000	749,347
5.60%, 02/15/41	500,000	558,904
5.80%, 04/01/47 (a)	50,000	57,607
HollyFrontier Corp.
5.88%, 04/01/26 (a)	250,000	280,306
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	361,176
6.80%, 09/15/37	350,000	455,620
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	150,000	152,306
5.00%, 10/01/21 (a)	150,000	156,922
3.45%, 02/15/23 (a)	1,500,000	1,546,334
3.50%, 09/01/23 (a)	250,000	258,821
4.30%, 05/01/24 (a)	300,000	320,847
5.80%, 03/15/35	100,000	117,607
6.95%, 01/15/38	150,000	196,069
5.00%, 08/15/42 (a)	1,100,000	1,207,824
4.70%, 11/01/42 (a)	300,000	316,488
5.40%, 09/01/44 (a)	400,000	458,714

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	811,451
4.30%, 03/01/28 (a)	1,000,000	1,085,413
7.80%, 08/01/31	500,000	679,091
5.55%, 06/01/45 (a)	1,200,000	1,416,500
5.20%, 03/01/48 (a)	196,000	226,192
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	886,631
3.95%, 03/01/50 (a)	150,000	152,835
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	553,600
3.85%, 06/01/25 (a)	200,000	208,113
4.40%, 07/15/27 (a)	250,000	266,803
6.60%, 10/01/37	550,000	697,898
Marathon Petroleum Corp.
3.40%, 12/15/20 (a)	500,000	505,647
5.13%, 03/01/21 (d)	350,000	363,916
3.63%, 09/15/24 (a)	500,000	523,931
5.13%, 12/15/26 (a)	100,000	112,491
3.80%, 04/01/28 (a)	250,000	260,715
6.50%, 03/01/41 (a)	500,000	623,302
4.75%, 09/15/44 (a)	250,000	269,094
MPLX LP
3.38%, 03/15/23 (a)	150,000	154,079
4.50%, 07/15/23 (a)	500,000	532,959
6.38%, 05/01/24 (a)(g)	250,000	262,487
4.88%, 12/01/24 (a)	250,000	274,602
4.00%, 02/15/25 (a)	250,000	264,308
4.25%, 12/01/27 (a)(g)	396,000	419,669
4.00%, 03/15/28 (a)	250,000	260,871
4.80%, 02/15/29 (a)	500,000	552,431
4.50%, 04/15/38 (a)	500,000	519,151
4.70%, 04/15/48 (a)	1,500,000	1,568,170
5.50%, 02/15/49 (a)	250,000	290,354
National Fuel Gas Co.
3.95%, 09/15/27 (a)	150,000	153,630
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	250,000	251,495
3.95%, 12/01/42 (a)	150,000	137,786
Newfield Exploration Co.
5.75%, 01/30/22	600,000	640,992
5.63%, 07/01/24	150,000	165,714
5.38%, 01/01/26 (a)	250,000	271,921
Noble Energy, Inc.
3.90%, 11/15/24 (a)	350,000	367,145
3.85%, 01/15/28 (a)	350,000	363,532
3.25%, 10/15/29 (a)	200,000	198,423
6.00%, 03/01/41 (a)	250,000	302,350
5.25%, 11/15/43 (a)	300,000	334,635
5.05%, 11/15/44 (a)	350,000	382,381
4.20%, 10/15/49 (a)	150,000	148,219
Occidental Petroleum Corp.
4.10%, 02/01/21 (a)	250,000	254,934
4.85%, 03/15/21 (a)	791,000	818,214
2.60%, 08/13/21	500,000	503,439
2.70%, 08/15/22	750,000	757,291
2.70%, 02/15/23 (a)	250,000	251,480
6.95%, 07/01/24	250,000	293,437
2.90%, 08/15/24 (a)	1,000,000	1,008,604
3.50%, 06/15/25 (a)	350,000	360,115
3.40%, 04/15/26 (a)	1,000,000	1,016,359
3.50%, 08/15/29 (a)	250,000	253,756
6.45%, 09/15/36	700,000	867,109
4.30%, 08/15/39 (a)	400,000	412,045
6.60%, 03/15/46 (a)	850,000	1,110,086
4.40%, 04/15/46 (a)	950,000	969,130
4.40%, 08/15/49 (a)	400,000	411,846
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONEOK Partners LP
6.13%, 02/01/41 (a)	50,000	61,010
ONEOK, Inc.
4.55%, 07/15/28 (a)	1,000,000	1,083,580
4.35%, 03/15/29 (a)	250,000	267,660
3.40%, 09/01/29 (a)	250,000	248,871
5.20%, 07/15/48 (a)	1,000,000	1,112,712
4.45%, 09/01/49 (a)	250,000	250,395
Phillips 66
4.30%, 04/01/22	500,000	527,418
3.90%, 03/15/28 (a)	500,000	539,992
4.65%, 11/15/34 (a)	250,000	289,117
4.88%, 11/15/44 (a)	1,000,000	1,189,691
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	99,714
3.61%, 02/15/25 (a)	500,000	522,696
3.15%, 12/15/29 (a)	200,000	197,520
4.90%, 10/01/46 (a)	300,000	337,414
Pioneer Natural Resources Co.
3.95%, 07/15/22 (a)	300,000	312,330
Plains All American Pipeline LP
5.00%, 02/01/21 (a)	700,000	718,832
3.65%, 06/01/22 (a)	200,000	205,202
3.85%, 10/15/23 (a)	150,000	155,462
4.65%, 10/15/25 (a)	750,000	802,285
4.50%, 12/15/26 (a)	500,000	530,648
6.65%, 01/15/37	100,000	119,132
4.30%, 01/31/43 (a)	800,000	740,986
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,087,194
5.75%, 05/15/24 (a)	2,175,000	2,425,698
5.63%, 03/01/25 (a)	1,000,000	1,123,498
5.00%, 03/15/27 (a)	500,000	551,733
4.20%, 03/15/28 (a)	450,000	476,536
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	264,482
Shell International Finance BV
1.88%, 05/10/21	800,000	800,314
1.75%, 09/12/21	250,000	249,635
2.25%, 01/06/23	250,000	252,680
3.40%, 08/12/23	750,000	790,726
3.25%, 05/11/25	1,500,000	1,588,223
2.88%, 05/10/26	500,000	520,755
2.50%, 09/12/26	200,000	203,422
4.13%, 05/11/35	850,000	983,765
6.38%, 12/15/38	1,700,000	2,488,409
4.55%, 08/12/43	1,050,000	1,292,889
4.38%, 05/11/45	250,000	302,537
4.00%, 05/10/46	250,000	288,246
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	109,002
5.95%, 09/25/43 (a)	600,000	761,487
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	250,000	263,855
5.95%, 12/01/34	250,000	326,596
5.95%, 05/15/35	450,000	576,861
6.80%, 05/15/38	350,000	491,375
6.50%, 06/15/38	450,000	620,447
4.00%, 11/15/47 (a)	250,000	269,024
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	250,000	263,374
4.00%, 10/01/27 (a)	200,000	207,214
5.35%, 05/15/45 (a)	100,000	107,463
Total Capital International S.A.
2.75%, 06/19/21	300,000	303,941
2.22%, 07/12/21 (a)	250,000	251,302

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 02/17/22	500,000	511,449
2.70%, 01/25/23	250,000	255,320
3.70%, 01/15/24	500,000	533,857
3.75%, 04/10/24	500,000	535,938
2.43%, 01/10/25 (a)	400,000	404,786
3.46%, 02/19/29 (a)	356,000	384,681
2.83%, 01/10/30 (a)	375,000	385,658
3.46%, 07/12/49 (a)	300,000	317,117
Total Capital S.A.
3.88%, 10/11/28	250,000	279,746
TransCanada PipeLines Ltd.
2.50%, 08/01/22	695,000	702,602
4.88%, 01/15/26 (a)	350,000	393,185
4.25%, 05/15/28 (a)	500,000	553,174
4.63%, 03/01/34 (a)	850,000	967,159
6.20%, 10/15/37	250,000	323,854
7.25%, 08/15/38	100,000	143,376
7.63%, 01/15/39	750,000	1,113,557
6.10%, 06/01/40	300,000	387,821
4.88%, 05/15/48 (a)	350,000	405,526
5.10%, 03/15/49 (a)	450,000	541,073
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	317,299
4.60%, 03/15/48 (a)	150,000	166,354
Valero Energy Corp.
3.65%, 03/15/25	273,000	289,053
3.40%, 09/15/26 (a)	200,000	204,693
4.00%, 04/01/29 (a)	250,000	266,102
6.63%, 06/15/37	550,000	712,650
4.90%, 03/15/45	500,000	559,161
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	164,165
Western Midstream Operating LP
3.95%, 06/01/25 (a)	500,000	483,700
4.75%, 08/15/28 (a)	300,000	295,524
5.45%, 04/01/44 (a)	300,000	266,430
5.30%, 03/01/48 (a)	100,000	86,873
Williams Cos., Inc.
3.60%, 03/15/22 (a)	2,150,000	2,209,139
3.90%, 01/15/25 (a)	487,000	510,350
4.00%, 09/15/25 (a)	150,000	158,692
3.75%, 06/15/27 (a)	750,000	775,319
8.75%, 03/15/32	500,000	720,753
6.30%, 04/15/40	600,000	736,246
5.10%, 09/15/45 (a)	500,000	551,284
4.85%, 03/01/48 (a)	500,000	535,784
		158,004,449
Industrial Other 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	250,000	277,812
Cintas Corp. No 2
3.70%, 04/01/27 (a)	750,000	818,482
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	299,451
4.25%, 09/15/28 (a)	100,000	100,587
George Washington University
4.13%, 09/15/48 (a)	270,000	322,710
Massachusetts Institute of Technology
5.60%, 07/01/11	415,000	709,329
4.68%, 07/01/14	150,000	211,459
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	50,000	53,579
3.30%, 07/15/56 (a)	1,250,000	1,372,377
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Princeton University
5.70%, 03/01/39	1,000,000	1,426,686
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	169,186
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	149,000	165,480
University of Southern California
3.03%, 10/01/39	400,000	412,826
William Marsh Rice University
3.57%, 05/15/45	300,000	333,054
		6,673,018
Technology 2.1%
Adobe, Inc.
3.25%, 02/01/25 (a)	500,000	527,557
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	200,000	210,313
Alphabet, Inc.
3.38%, 02/25/24	600,000	639,596
2.00%, 08/15/26 (a)	250,000	250,920
Amphenol Corp.
4.35%, 06/01/29 (a)	150,000	166,476
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	251,574
3.13%, 12/05/23 (a)	750,000	772,399
3.90%, 12/15/25 (a)	300,000	322,879
Apple, Inc.
2.25%, 02/23/21 (a)	2,250,000	2,260,825
2.85%, 05/06/21	2,250,000	2,285,851
2.15%, 02/09/22	600,000	604,748
2.50%, 02/09/22 (a)	1,450,000	1,472,325
2.70%, 05/13/22	250,000	255,773
1.70%, 09/11/22	300,000	299,660
2.40%, 01/13/23 (a)	1,000,000	1,016,910
2.85%, 02/23/23 (a)	250,000	257,520
2.40%, 05/03/23	1,750,000	1,780,010
3.00%, 02/09/24 (a)	150,000	156,394
3.45%, 05/06/24	1,150,000	1,225,106
2.85%, 05/11/24 (a)	150,000	155,723
1.80%, 09/11/24 (a)	250,000	248,804
2.75%, 01/13/25 (a)	500,000	517,022
3.20%, 05/13/25	250,000	265,006
3.25%, 02/23/26 (a)	700,000	742,477
2.05%, 09/11/26 (a)	600,000	593,709
3.35%, 02/09/27 (a)	1,500,000	1,605,006
2.20%, 09/11/29 (a)	550,000	541,122
4.50%, 02/23/36 (a)	250,000	305,000
3.85%, 05/04/43	1,000,000	1,123,382
4.45%, 05/06/44	500,000	608,023
3.45%, 02/09/45	600,000	637,048
4.38%, 05/13/45	1,100,000	1,333,616
4.65%, 02/23/46 (a)	100,000	125,914
4.25%, 02/09/47 (a)	2,100,000	2,514,156
3.75%, 11/13/47 (a)	250,000	279,221
2.95%, 09/11/49 (a)	450,000	441,481
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	251,479
4.30%, 06/15/21	250,000	259,998
3.90%, 10/01/25 (a)	750,000	818,514
3.30%, 04/01/27 (a)	200,000	212,993
5.85%, 06/15/41	150,000	205,046
4.35%, 04/01/47 (a)	350,000	427,745
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	500,000	508,582
3.88%, 01/12/28 (a)	100,000	102,599

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	541,522
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	269,235
Baidu, Inc.
2.88%, 07/06/22	500,000	503,172
3.88%, 09/29/23 (a)	750,000	781,425
4.38%, 03/29/28 (a)	250,000	271,481
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,515,026
2.65%, 01/15/23 (a)	150,000	150,026
3.63%, 01/15/24 (a)	2,500,000	2,558,181
3.13%, 01/15/25 (a)	500,000	496,854
3.88%, 01/15/27 (a)	1,100,000	1,105,621
3.50%, 01/15/28 (a)	350,000	341,437
Broadcom, Inc.
3.13%, 04/15/21 (g)	250,000	252,472
3.63%, 10/15/24 (a)(g)	500,000	508,716
4.25%, 04/15/26 (a)(g)	500,000	516,870
4.75%, 04/15/29 (a)(g)	900,000	952,313
CA, Inc.
3.60%, 08/15/22 (a)	100,000	102,027
Cisco Systems, Inc.
2.20%, 02/28/21	1,200,000	1,206,554
1.85%, 09/20/21 (a)	250,000	249,998
2.20%, 09/20/23 (a)	750,000	759,747
3.63%, 03/04/24	250,000	268,210
3.50%, 06/15/25	250,000	270,937
2.95%, 02/28/26	250,000	263,560
5.90%, 02/15/39	500,000	714,783
5.50%, 01/15/40	1,000,000	1,384,678
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	270,493
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	254,451
5.35%, 11/15/48 (a)	250,000	318,374
4.38%, 11/15/57 (a)	550,000	567,361
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(g)	1,250,000	1,289,237
5.45%, 06/15/23 (a)(g)	800,000	871,144
4.00%, 07/15/24 (a)(g)	250,000	261,639
6.02%, 06/15/26 (a)(g)	2,000,000	2,250,861
4.90%, 10/01/26 (a)(g)	500,000	536,373
5.30%, 10/01/29 (a)(g)	650,000	709,264
8.10%, 07/15/36 (a)(g)	350,000	447,042
8.35%, 07/15/46 (a)(g)	550,000	726,367
DXC Technology Co.
4.25%, 04/15/24 (a)	150,000	157,453
4.75%, 04/15/27 (a)	150,000	157,015
Equifax, Inc.
3.30%, 12/15/22 (a)	150,000	154,076
Equinix, Inc.
5.38%, 01/01/22 (a)	300,000	307,500
5.88%, 01/15/26 (a)	400,000	426,564
5.38%, 05/15/27 (a)	400,000	432,250
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	250,418
3.50%, 04/15/23 (a)	909,000	948,672
5.00%, 10/15/25 (a)	139,000	158,065
3.00%, 08/15/26 (a)	450,000	463,717
4.25%, 05/15/28 (a)	750,000	837,258
4.50%, 08/15/46 (a)	100,000	116,105
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	259,753
2.75%, 07/01/24 (a)	850,000	865,713
3.85%, 06/01/25 (a)	250,000	267,455
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 07/01/26 (a)	600,000	621,857
4.20%, 10/01/28 (a)	750,000	830,325
3.50%, 07/01/29 (a)	600,000	632,548
4.40%, 07/01/49 (a)	600,000	672,362
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	538,870
Global Payments, Inc.
2.65%, 02/15/25 (a)	200,000	201,172
4.15%, 08/15/49 (a)	450,000	476,857
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	1,000,000	1,013,034
3.50%, 10/05/21 (a)	250,000	256,365
4.40%, 10/15/22 (a)	1,000,000	1,059,636
6.35%, 10/15/45 (a)	750,000	876,099
HP, Inc.
4.30%, 06/01/21	500,000	516,791
4.05%, 09/15/22	250,000	263,753
6.00%, 09/15/41	500,000	571,830
IBM Credit LLC
2.65%, 02/05/21	250,000	252,291
3.60%, 11/30/21	250,000	258,426
Intel Corp.
1.70%, 05/19/21 (a)	750,000	749,696
3.30%, 10/01/21	250,000	257,400
2.35%, 05/11/22 (a)	1,600,000	1,618,873
3.15%, 05/11/27 (a)	1,000,000	1,067,127
4.80%, 10/01/41	500,000	631,646
4.25%, 12/15/42 (d)	250,000	297,159
4.10%, 05/19/46 (a)	650,000	758,822
4.10%, 05/11/47 (a)	750,000	879,860
International Business Machines Corp.
2.25%, 02/19/21	1,500,000	1,507,215
2.80%, 05/13/21	150,000	152,053
2.85%, 05/13/22	850,000	868,176
1.88%, 08/01/22	200,000	199,211
2.88%, 11/09/22	250,000	256,479
3.38%, 08/01/23	150,000	157,011
3.63%, 02/12/24	1,000,000	1,061,189
3.00%, 05/15/24	500,000	518,750
3.45%, 02/19/26	750,000	797,609
3.30%, 05/15/26	500,000	527,684
3.30%, 01/27/27	1,000,000	1,058,147
3.50%, 05/15/29	1,250,000	1,342,742
4.15%, 05/15/39	750,000	856,725
4.00%, 06/20/42	700,000	773,324
4.70%, 02/19/46	300,000	364,828
4.25%, 05/15/49	950,000	1,094,634
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	252,841
Juniper Networks, Inc.
4.50%, 03/15/24	500,000	537,247
5.95%, 03/15/41	100,000	110,278
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	650,000	715,854
KLA Corp.
4.13%, 11/01/21 (a)	300,000	310,152
4.65%, 11/01/24 (a)	500,000	550,858
4.10%, 03/15/29 (a)	174,000	192,132
5.00%, 03/15/49 (a)	100,000	123,319
Lam Research Corp.
2.80%, 06/15/21 (a)	500,000	506,103
3.80%, 03/15/25 (a)	500,000	534,453
4.00%, 03/15/29 (a)	300,000	331,742
4.88%, 03/15/49 (a)	195,000	238,753
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	300,000	315,314

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Micron Technology, Inc.
4.64%, 02/06/24 (a)	350,000	371,539
4.98%, 02/06/26 (a)	150,000	161,707
4.19%, 02/15/27 (a)	250,000	257,461
5.33%, 02/06/29 (a)	250,000	274,866
4.66%, 02/15/30 (a)	250,000	260,341
Microsoft Corp.
2.00%, 11/03/20 (a)	1,000,000	1,001,818
1.55%, 08/08/21 (a)	1,750,000	1,743,190
2.40%, 02/06/22 (a)	700,000	710,008
2.38%, 02/12/22 (a)	1,000,000	1,014,062
2.65%, 11/03/22 (a)	150,000	153,854
2.38%, 05/01/23 (a)	250,000	255,074
2.00%, 08/08/23 (a)	650,000	655,049
2.88%, 02/06/24 (a)	250,000	260,595
2.70%, 02/12/25 (a)	400,000	414,967
3.13%, 11/03/25 (a)	1,000,000	1,064,104
2.40%, 08/08/26 (a)	2,000,000	2,038,583
3.30%, 02/06/27 (a)	575,000	620,811
3.50%, 02/12/35 (a)	200,000	221,368
4.20%, 11/03/35 (a)	350,000	419,236
3.45%, 08/08/36 (a)	750,000	830,324
4.10%, 02/06/37 (a)	800,000	950,165
4.50%, 10/01/40 (d)	100,000	125,594
5.30%, 02/08/41	500,000	695,234
3.75%, 02/12/45 (a)	150,000	172,070
4.45%, 11/03/45 (a)	1,600,000	2,023,421
3.70%, 08/08/46 (a)	650,000	740,878
4.25%, 02/06/47 (a)	1,850,000	2,298,306
4.00%, 02/12/55 (a)	600,000	716,261
4.75%, 11/03/55 (a)	250,000	337,355
3.95%, 08/08/56 (a)	650,000	771,054
4.50%, 02/06/57 (a)	750,000	975,614
Motorola Solutions, Inc.
3.50%, 03/01/23	250,000	257,907
4.60%, 02/23/28 (a)	400,000	432,242
4.60%, 05/23/29 (a)	250,000	272,671
5.50%, 09/01/44	100,000	106,736
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	204,487
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	701,488
3.20%, 09/16/26 (a)	500,000	526,102
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(g)	500,000	561,996
5.55%, 12/01/28 (a)(g)	150,000	174,334
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(g)	250,000	263,658
4.30%, 06/18/29 (a)(g)	250,000	267,596
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,014,625
1.90%, 09/15/21 (a)	1,100,000	1,099,039
2.50%, 05/15/22 (a)	1,150,000	1,164,401
2.50%, 10/15/22	1,500,000	1,522,865
3.63%, 07/15/23	100,000	105,657
2.40%, 09/15/23 (a)	250,000	253,252
3.40%, 07/08/24 (a)	650,000	685,842
2.95%, 11/15/24 (a)	500,000	518,612
2.95%, 05/15/25 (a)	500,000	519,133
2.65%, 07/15/26 (a)	756,000	772,520
3.25%, 11/15/27 (a)	750,000	795,069
3.25%, 05/15/30 (a)	250,000	265,644
4.30%, 07/08/34 (a)	400,000	464,205
3.90%, 05/15/35 (a)	350,000	387,032
3.85%, 07/15/36 (a)	200,000	220,024
3.80%, 11/15/37 (a)	1,000,000	1,090,414
6.50%, 04/15/38	500,000	716,629
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 07/08/39	750,000	1,060,065
5.38%, 07/15/40	750,000	976,919
4.13%, 05/15/45 (a)	600,000	680,314
4.00%, 07/15/46 (a)	500,000	559,955
4.00%, 11/15/47 (a)	700,000	784,595
4.38%, 05/15/55 (a)	350,000	413,646
PayPal Holdings, Inc.
2.20%, 09/26/22	300,000	301,249
2.40%, 10/01/24 (a)	400,000	402,633
2.65%, 10/01/26 (a)	400,000	403,382
2.85%, 10/01/29 (a)	450,000	453,759
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,025,485
2.90%, 05/20/24 (a)	125,000	128,576
3.45%, 05/20/25 (a)	1,500,000	1,586,717
3.25%, 05/20/27 (a)	250,000	261,273
4.80%, 05/20/45 (a)	750,000	897,000
4.30%, 05/20/47 (a)	250,000	279,908
salesforce.com, Inc.
3.25%, 04/11/23 (a)	150,000	156,576
3.70%, 04/11/28 (a)	500,000	549,254
Seagate HDD Cayman
4.75%, 06/01/23	750,000	785,003
4.75%, 01/01/25	500,000	518,612
4.88%, 06/01/27 (a)	500,000	516,671
Tech Data Corp.
4.95%, 02/15/27 (a)	250,000	268,530
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	500,000	499,646
2.25%, 05/01/23 (a)	250,000	252,878
2.90%, 11/03/27 (a)	200,000	210,188
2.25%, 09/04/29 (a)	350,000	345,026
4.15%, 05/15/48 (a)	550,000	675,045
Total System Services, Inc.
3.75%, 06/01/23 (a)	750,000	781,011
4.45%, 06/01/28 (a)	250,000	276,281
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	261,318
4.90%, 06/15/28 (a)	200,000	217,178
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	150,000	154,340
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	538,661
4.13%, 03/15/29 (a)	150,000	165,403
VMware, Inc.
3.90%, 08/21/27 (a)	500,000	514,678
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	256,929
		147,485,382
Transportation 0.6%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/23	99,322	104,218
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	187,980	197,955
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	602,086	624,634
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	1,315,500	1,349,493
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	47,294	48,769
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (a)	250,000	265,367
3.40%, 09/01/24 (a)	1,500,000	1,590,752

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.05%, 03/01/41 (a)	500,000	626,397
5.40%, 06/01/41 (a)	150,000	195,350
4.40%, 03/15/42 (a)	200,000	235,108
4.38%, 09/01/42 (a)	550,000	641,079
5.15%, 09/01/43 (a)	350,000	448,555
4.55%, 09/01/44 (a)	1,000,000	1,202,226
4.05%, 06/15/48 (a)	1,500,000	1,723,338
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	155,166
6.90%, 07/15/28	150,000	200,441
3.20%, 08/02/46 (a)	250,000	260,200
3.65%, 02/03/48 (a)	250,000	277,931
4.45%, 01/20/49 (a)	350,000	442,752
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	160,820
2.90%, 02/01/25 (a)	371,000	381,232
4.00%, 06/01/28 (a)	250,000	279,003
7.13%, 10/15/31	500,000	706,485
6.13%, 09/15/15 (a)	19,000	28,442
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	220,917
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	333,248	352,053
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	70,469	74,598
CSX Corp.
4.25%, 06/01/21 (a)	150,000	154,288
3.70%, 11/01/23 (a)	150,000	158,733
2.60%, 11/01/26 (a)	250,000	253,127
3.25%, 06/01/27 (a)	878,000	922,638
3.80%, 03/01/28 (a)	100,000	109,046
6.15%, 05/01/37	500,000	658,327
5.50%, 04/15/41 (a)	1,000,000	1,264,282
4.10%, 03/15/44 (a)	850,000	925,613
3.80%, 11/01/46 (a)	500,000	526,101
4.50%, 03/15/49 (a)	150,000	176,627
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	309,032	340,182
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	501,030
3.63%, 03/15/22 (a)	250,000	256,956
4.38%, 04/19/28 (a)	250,000	267,123
FedEx Corp.
3.40%, 01/14/22	150,000	153,850
3.25%, 04/01/26 (a)	350,000	361,118
3.30%, 03/15/27 (a)	400,000	410,530
3.40%, 02/15/28 (a)	500,000	514,822
3.10%, 08/05/29 (a)	300,000	297,986
3.90%, 02/01/35	300,000	307,439
3.88%, 08/01/42	200,000	193,568
4.75%, 11/15/45 (a)	200,000	215,524
4.55%, 04/01/46 (a)	500,000	525,304
4.40%, 01/15/47 (a)	1,000,000	1,026,254
4.95%, 10/17/48 (a)	300,000	333,296
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	397,952
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,668
4.30%, 05/15/43 (a)	150,000	163,972
4.70%, 05/01/48 (a)	200,000	239,219
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	765,410
2.90%, 06/15/26 (a)	450,000	464,550
4.84%, 10/01/41	350,000	420,905
4.45%, 06/15/45 (a)	250,000	288,131
4.65%, 01/15/46 (a)	450,000	535,079
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 02/28/48 (a)	500,000	564,996
4.10%, 05/15/49 (a)	100,000	111,997
4.05%, 08/15/52 (a)	250,000	273,619
5.10%, 08/01/18 (a)	100,000	122,627
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	152,447
3.40%, 03/01/23 (a)	500,000	516,878
3.88%, 12/01/23 (a)	250,000	265,324
3.65%, 03/18/24 (a)	500,000	525,663
Southwest Airlines Co.
3.45%, 11/16/27 (a)	400,000	417,873
Union Pacific Corp.
4.00%, 02/01/21 (a)	250,000	255,855
3.20%, 06/08/21	250,000	254,408
4.16%, 07/15/22 (a)	250,000	263,210
2.75%, 04/15/23 (a)	100,000	102,165
3.65%, 02/15/24 (a)	500,000	529,328
3.15%, 03/01/24 (a)	250,000	259,793
3.25%, 08/15/25 (a)	500,000	522,159
2.75%, 03/01/26 (a)	500,000	508,219
3.70%, 03/01/29 (a)	100,000	108,907
3.38%, 02/01/35 (a)	750,000	775,582
4.38%, 09/10/38 (a)	500,000	576,470
3.55%, 08/15/39 (a)	250,000	262,662
4.15%, 01/15/45 (a)	1,000,000	1,110,632
4.05%, 11/15/45 (a)	120,000	132,158
4.00%, 04/15/47 (a)	500,000	557,947
4.50%, 09/10/48 (a)	600,000	716,983
3.80%, 10/01/51 (a)	250,000	267,778
3.95%, 08/15/59 (a)	150,000	159,965
4.38%, 11/15/65 (a)	100,000	111,239
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	112,846	121,062
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	64,209	67,773
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	447,233	457,855
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 04/07/30	18,414	18,627
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	335,233	352,320
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	250,000	273,450
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	506,530
2.05%, 04/01/21	250,000	250,265
2.35%, 05/16/22 (a)	250,000	252,106
2.45%, 10/01/22	500,000	505,893
2.20%, 09/01/24 (a)	250,000	251,023
2.80%, 11/15/24 (a)	250,000	258,585
3.05%, 11/15/27 (a)	500,000	524,474
2.50%, 09/01/29 (a)	350,000	349,117
6.20%, 01/15/38	400,000	563,462
4.88%, 11/15/40 (a)	650,000	786,558
3.75%, 11/15/47 (a)	250,000	267,056
4.25%, 03/15/49 (a)	250,000	289,267
		43,598,238
		1,061,737,511

Utility 1.8%
Electric 1.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	104,960

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	273,179
4.25%, 09/15/48 (a)	110,000	129,605
3.80%, 06/15/49 (a)	250,000	275,667
Alabama Power Co.
3.55%, 12/01/23	350,000	370,171
4.30%, 01/02/46 (a)	500,000	588,435
3.70%, 12/01/47 (a)	1,000,000	1,078,470
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	788,569
Ameren Illinois Co.
3.70%, 12/01/47 (a)	150,000	163,195
4.50%, 03/15/49 (a)	150,000	184,665
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	521,049
3.30%, 06/01/27 (a)	300,000	313,930
7.00%, 04/01/38	750,000	1,083,646
4.45%, 06/01/45 (a)	500,000	582,980
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	260,530
4.35%, 11/15/45 (a)	1,000,000	1,164,461
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	515,746
3.80%, 06/01/29 (a)	145,000	155,909
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (a)	250,000	260,001
3.75%, 08/15/47 (a)	100,000	108,114
3.20%, 09/15/49 (a)	150,000	148,844
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	250,000	251,278
3.25%, 04/15/28 (a)	1,500,000	1,581,184
6.13%, 04/01/36	737,000	1,022,080
5.95%, 05/15/37	250,000	344,727
5.15%, 11/15/43 (a)	550,000	696,496
4.50%, 02/01/45 (a)	850,000	1,010,041
3.80%, 07/15/48 (a)	250,000	270,289
Black Hills Corp.
4.35%, 05/01/33 (a)	250,000	281,926
4.20%, 09/15/46 (a)	100,000	109,252
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	137,346
4.25%, 02/01/49 (a)	300,000	360,675
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	300,000	301,856
3.85%, 02/01/24 (a)	250,000	263,958
4.25%, 11/01/28 (a)	750,000	824,561
2.95%, 03/01/30 (a)	150,000	149,779
3.70%, 09/01/49 (a)	150,000	152,081
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (a)(g)	100,000	100,307
CMS Energy Corp.
3.00%, 05/15/26 (a)	600,000	615,783
4.88%, 03/01/44 (a)	500,000	608,357
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	124,802
3.70%, 08/15/28 (a)	950,000	1,043,368
3.80%, 10/01/42 (a)	150,000	163,835
3.70%, 03/01/45 (a)	250,000	270,055
3.65%, 06/15/46 (a)	250,000	270,494
Connecticut Light & Power Co.
4.00%, 04/01/48 (a)	400,000	461,808
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	737,516
5.50%, 12/01/39	250,000	327,228
3.95%, 03/01/43 (a)	1,000,000	1,094,020
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 03/15/44 (a)	1,150,000	1,346,125
4.13%, 05/15/49 (a)	150,000	172,035
4.63%, 12/01/54 (a)	225,000	270,583
4.50%, 05/15/58 (a)	150,000	178,172
Consolidated Edison, Inc.
2.00%, 05/15/21 (a)	250,000	249,805
Consumers Energy Co.
3.38%, 08/15/23 (a)	500,000	524,132
3.95%, 05/15/43 (a)	250,000	285,106
4.35%, 04/15/49 (a)	150,000	184,303
3.10%, 08/15/50 (a)	250,000	252,517
Dayton Power & Light Co.
3.95%, 06/15/49 (a)(g)	250,000	275,741
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	526,701
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41 (a)	100,000	131,429
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	249,293
2.72%, 08/15/21	200,000	201,314
2.85%, 08/15/26 (a)	750,000	754,409
4.25%, 06/01/28 (a)	150,000	166,213
5.25%, 08/01/33	500,000	605,984
7.00%, 06/15/38	200,000	279,649
4.90%, 08/01/41 (a)	200,000	236,360
4.05%, 09/15/42 (a)	500,000	530,360
4.60%, 03/15/49 (a)	150,000	176,933
DPL, Inc.
7.25%, 10/15/21 (a)	244,000	262,605
4.35%, 04/15/29 (a)(g)	250,000	247,226
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	538,287
4.05%, 05/15/48 (a)	150,000	174,198
3.95%, 03/01/49 (a)	389,000	446,446
DTE Energy Co.
3.30%, 06/15/22 (a)	500,000	512,550
3.70%, 08/01/23 (a)	250,000	262,306
3.50%, 06/01/24 (a)	65,000	67,935
2.53%, 10/01/24	350,000	351,452
2.85%, 10/01/26 (a)	245,000	249,434
3.40%, 06/15/29 (a)	150,000	156,639
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	200,000	200,405
6.10%, 06/01/37	250,000	342,013
6.05%, 04/15/38	1,255,000	1,759,709
5.30%, 02/15/40	600,000	779,027
4.25%, 12/15/41 (a)	250,000	288,844
3.75%, 06/01/45 (a)	750,000	811,635
3.88%, 03/15/46 (a)	250,000	277,976
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	497,923
3.55%, 09/15/21 (a)	250,000	255,950
3.05%, 08/15/22 (a)	950,000	972,860
3.75%, 04/15/24 (a)	1,000,000	1,061,155
2.65%, 09/01/26 (a)	500,000	503,641
3.15%, 08/15/27 (a)	200,000	208,002
3.40%, 06/15/29 (a)	350,000	367,304
3.75%, 09/01/46 (a)	200,000	206,258
3.95%, 08/15/47 (a)	250,000	268,003
4.20%, 06/15/49 (a)	200,000	223,746
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,250,000	1,314,454
Duke Energy Ohio, Inc.
4.30%, 02/01/49 (a)	150,000	178,063

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	158,328
4.15%, 12/01/44 (a)	1,500,000	1,719,182
3.70%, 10/15/46 (a)	500,000	538,000
3.60%, 09/15/47 (a)	150,000	159,344
Edison International
2.95%, 03/15/23 (a)	500,000	500,350
5.75%, 06/15/27 (a)	100,000	112,451
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	150,924
3.55%, 06/15/26 (a)	187,000	196,087
4.75%, 06/15/46 (a)	100,000	115,913
Enel Finance International
2.65%, 09/10/24 (g)	500,000	501,113
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	532,328
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	522,222
2.95%, 09/01/26 (a)	250,000	254,073
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	173,715
2.40%, 10/01/26 (a)	500,000	500,411
3.12%, 09/01/27 (a)	150,000	156,919
4.00%, 03/15/33 (a)	150,000	171,373
4.95%, 01/15/45 (a)	500,000	540,955
4.20%, 09/01/48 (a)	200,000	234,655
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	150,000	167,406
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	273,210
3.55%, 09/30/49 (a)	100,000	104,465
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	250,097
2.90%, 09/15/29 (a)	250,000	249,270
Eversource Energy
2.75%, 03/15/22 (a)	250,000	253,301
2.80%, 05/01/23 (a)	100,000	101,455
3.80%, 12/01/23 (a)	500,000	529,032
3.30%, 01/15/28 (a)	250,000	259,783
Exelon Corp.
5.15%, 12/01/20 (a)	200,000	205,400
2.45%, 04/15/21 (a)	250,000	250,629
3.50%, 06/01/22 (a)	100,000	102,602
3.95%, 06/15/25 (a)	500,000	535,774
4.95%, 06/15/35 (a)(g)	250,000	293,045
5.63%, 06/15/35	250,000	312,952
5.10%, 06/15/45 (a)	100,000	124,013
4.45%, 04/15/46 (a)	500,000	566,216
Exelon Generation Co. LLC
4.00%, 10/01/20 (a)	250,000	253,135
4.25%, 06/15/22 (a)	250,000	261,858
6.25%, 10/01/39	750,000	949,578
5.60%, 06/15/42 (a)	250,000	297,617
FirstEnergy Corp.
3.90%, 07/15/27 (a)	750,000	799,871
7.38%, 11/15/31	500,000	707,949
4.85%, 07/15/47 (a)	500,000	598,675
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	256,676
3.25%, 06/01/24 (a)	250,000	262,602
3.13%, 12/01/25 (a)	500,000	528,390
4.95%, 06/01/35	150,000	184,118
5.95%, 02/01/38	150,000	210,643
5.96%, 04/01/39	500,000	709,450
4.05%, 06/01/42 (a)	350,000	404,376
3.80%, 12/15/42 (a)	275,000	305,375
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 12/01/47 (a)	605,000	671,764
3.95%, 03/01/48 (a)	250,000	289,436
4.13%, 06/01/48 (a)	150,000	178,098
3.99%, 03/01/49 (a)	150,000	175,356
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	315,274
Georgia Power Co.
2.85%, 05/15/22	1,000,000	1,018,331
2.20%, 09/15/24 (a)	150,000	148,567
4.75%, 09/01/40	100,000	116,147
4.30%, 03/15/42	150,000	165,203
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	250,000	272,111
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	110,286
6.25%, 07/15/39	250,000	340,953
3.70%, 09/15/46 (a)	50,000	52,986
ITC Holdings Corp.
3.25%, 06/30/26 (a)	600,000	623,367
3.35%, 11/15/27 (a)	100,000	105,518
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	300,000	303,941
MidAmerican Energy Co.
4.80%, 09/15/43 (a)	150,000	188,197
3.95%, 08/01/47 (a)	200,000	227,961
3.65%, 08/01/48 (a)	250,000	272,903
4.25%, 07/15/49 (a)	250,000	301,501
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	250,000	253,204
2.40%, 04/25/22 (a)	250,000	252,522
2.30%, 09/15/22 (a)	250,000	251,289
3.40%, 11/15/23 (a)	250,000	261,799
2.95%, 02/07/24 (a)	410,000	424,330
3.25%, 11/01/25 (a)	400,000	420,050
3.40%, 02/07/28 (a)	250,000	268,612
3.90%, 11/01/28 (a)	250,000	278,711
5.25%, 04/20/46 (a)(b)	800,000	853,953
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	820,983
6.65%, 04/01/36	500,000	703,428
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	154,838
2.40%, 09/01/21	500,000	503,319
3.20%, 02/25/22	250,000	255,744
2.80%, 01/15/23 (a)	100,000	101,821
3.25%, 04/01/26 (a)	500,000	519,825
3.55%, 05/01/27 (a)	200,000	212,159
3.50%, 04/01/29 (a)	400,000	424,242
Northern States Power Co.
6.25%, 06/01/36	750,000	1,047,923
3.40%, 08/15/42 (a)	45,000	47,225
4.00%, 08/15/45 (a)	250,000	286,195
3.60%, 05/15/46 (a)	500,000	542,951
3.60%, 09/15/47 (a)	250,000	271,813
2.90%, 03/01/50 (a)	200,000	193,935
NorthWestern Corp.
4.18%, 11/15/44 (a)	500,000	567,452
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	158,019
3.25%, 05/15/29 (a)	250,000	266,811
5.50%, 03/15/40	150,000	198,665
4.40%, 03/01/44 (a)	250,000	297,468
NV Energy, Inc.
6.25%, 11/15/20	350,000	365,636

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	194,213
5.38%, 11/01/40	150,000	187,587
5.25%, 09/01/50	150,000	189,890
Ohio Power Co.
5.38%, 10/01/21	250,000	265,453
4.00%, 06/01/49 (a)	250,000	284,743
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	130,395
4.15%, 04/01/47 (a)	240,000	271,010
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)(g)	250,000	256,868
3.70%, 11/15/28 (a)	65,000	71,655
7.00%, 05/01/32	250,000	359,556
4.55%, 12/01/41 (a)	1,200,000	1,466,510
3.80%, 06/01/49 (a)(g)	150,000	168,433
3.10%, 09/15/49 (a)(g)	200,000	200,990
PacifiCorp
3.85%, 06/15/21 (a)	150,000	154,037
3.50%, 06/15/29 (a)	100,000	109,115
4.15%, 02/15/50 (a)	150,000	175,385
PECO Energy Co.
3.90%, 03/01/48 (a)	1,000,000	1,129,044
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	264,201
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	850,000	888,627
3.40%, 06/01/23 (a)	750,000	772,376
5.00%, 03/15/44 (a)	250,000	292,252
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	713,135
4.15%, 06/15/48 (a)	750,000	875,345
Progress Energy, Inc.
4.40%, 01/15/21 (a)	250,000	255,948
7.75%, 03/01/31	250,000	356,703
PSEG Power LLC
3.00%, 06/15/21 (a)	1,793,000	1,811,767
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	1,008,548
3.70%, 06/15/28 (a)	150,000	165,841
4.05%, 09/15/49 (a)	150,000	175,021
3.20%, 03/01/50 (a)	150,000	153,224
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	350,000	378,733
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	150,000	156,327
3.95%, 05/01/42 (a)	100,000	112,575
3.80%, 01/01/43 (a)	150,000	167,191
3.80%, 03/01/46 (a)	150,000	167,552
3.60%, 12/01/47 (a)	500,000	540,919
3.85%, 05/01/49 (a)	250,000	283,979
3.20%, 08/01/49 (a)	150,000	154,009
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	152,193
2.88%, 06/15/24 (a)	250,000	256,779
Puget Energy, Inc.
6.50%, 12/15/20	500,000	523,639
6.00%, 09/01/21	250,000	266,015
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	332,049
4.30%, 05/20/45 (a)	150,000	176,106
4.22%, 06/15/48 (a)	250,000	291,781
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	253,159
2.50%, 05/15/26 (a)	200,000	199,774
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 06/01/47 (a)	250,000	266,367
4.15%, 05/15/48 (a)	69,000	78,690
Sempra Energy
3.55%, 06/15/24 (a)	400,000	417,363
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	501,689
3.50%, 10/01/23 (a)	250,000	260,765
4.20%, 03/01/29 (a)	150,000	167,425
6.65%, 04/01/29	500,000	617,144
2.85%, 08/01/29 (a)	150,000	151,625
5.35%, 07/15/35	250,000	296,414
5.55%, 01/15/37	500,000	610,559
5.95%, 02/01/38	500,000	638,848
4.05%, 03/15/42 (a)	105,000	111,866
3.90%, 03/15/43 (a)	100,000	105,207
4.65%, 10/01/43 (a)	250,000	288,526
4.00%, 04/01/47 (a)	500,000	537,115
4.13%, 03/01/48 (a)	400,000	434,881
4.88%, 03/01/49 (a)	150,000	180,402
Southern Co.
2.35%, 07/01/21 (a)	350,000	351,194
4.25%, 07/01/36 (a)	250,000	271,094
4.40%, 07/01/46 (a)	250,000	278,981
Southern Power Co.
5.15%, 09/15/41	1,000,000	1,142,788
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	501,926
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	176,828
3.40%, 08/15/46 (a)	100,000	103,204
Tampa Electric Co.
4.30%, 06/15/48 (a)	850,000	995,667
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	255,139
4.85%, 12/01/48 (a)	100,000	126,486
Union Electric Co.
3.50%, 03/15/29 (a)	850,000	924,522
3.90%, 09/15/42 (a)	115,000	127,111
4.00%, 04/01/48 (a)	250,000	284,751
3.25%, 10/01/49 (a)	100,000	100,562
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	250,000	254,066
2.75%, 03/15/23 (a)	281,000	287,030
3.45%, 02/15/24 (a)	250,000	261,724
3.15%, 01/15/26 (a)	250,000	260,288
3.50%, 03/15/27 (a)	700,000	747,357
2.88%, 07/15/29 (a)	150,000	153,953
6.00%, 05/15/37	800,000	1,069,328
8.88%, 11/15/38	150,000	252,897
4.45%, 02/15/44 (a)	500,000	588,620
3.80%, 09/15/47 (a)	500,000	542,161
4.60%, 12/01/48 (a)	150,000	183,784
WEC Energy Group, Inc.
3.38%, 06/15/21	250,000	255,497
3.55%, 06/15/25 (a)	150,000	159,621
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	113,224
4.10%, 04/01/43 (a)	750,000	850,547
4.25%, 12/01/45 (a)	250,000	290,060
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	125,000	148,801
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	250,000	261,021

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	271,382
3.30%, 09/01/49 (a)	300,000	306,136
Xcel Energy, Inc.
2.40%, 03/15/21 (a)	250,000	251,206
3.30%, 06/01/25 (a)	100,000	104,419
4.00%, 06/15/28 (a)	250,000	275,432
6.50%, 07/01/36	140,000	193,882
		116,808,793
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,000,000	1,036,371
5.50%, 06/15/41 (a)	150,000	196,619
4.13%, 10/15/44 (a)	100,000	115,887
4.30%, 10/01/48 (a)	250,000	297,175
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	328,702
4.10%, 09/01/47 (a)	200,000	215,352
NiSource, Inc.
3.65%, 06/15/23 (a)	232,000	242,347
3.49%, 05/15/27 (a)	250,000	262,401
2.95%, 09/01/29 (a)	100,000	100,752
4.80%, 02/15/44 (a)	875,000	1,021,171
5.65%, 02/01/45 (a)	300,000	387,110
4.38%, 05/15/47 (a)	150,000	168,177
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	105,362
4.66%, 02/01/44 (a)	300,000	366,429
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	300,000	320,894
3.64%, 11/01/46 (a)	110,000	113,663
Sempra Energy
2.85%, 11/15/20 (a)	150,000	150,971
2.88%, 10/01/22 (a)	150,000	151,876
2.90%, 02/01/23 (a)	250,000	254,181
3.75%, 11/15/25 (a)	385,000	406,028
3.25%, 06/15/27 (a)	150,000	154,189
3.40%, 02/01/28 (a)	250,000	258,467
3.80%, 02/01/38 (a)	300,000	309,070
6.00%, 10/15/39	350,000	450,084
4.00%, 02/01/48 (a)	250,000	264,910
Southern California Gas Co.
2.60%, 06/15/26 (a)	500,000	507,385
4.13%, 06/01/48 (a)	150,000	173,848
4.30%, 01/15/49 (a)	50,000	59,423
3.95%, 02/15/50 (a)	150,000	170,061
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	788,672
4.40%, 05/30/47 (a)	250,000	282,582
		9,660,159
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	262,641
3.75%, 09/01/28 (a)	250,000	271,228
3.45%, 06/01/29 (a)	250,000	267,279
6.59%, 10/15/37	450,000	642,334
3.75%, 09/01/47 (a)	500,000	535,905
4.20%, 09/01/48 (a)	250,000	288,134
4.15%, 06/01/49 (a)	150,000	172,397
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aqua America, Inc.
3.57%, 05/01/29 (a)	250,000	266,398
4.28%, 05/01/49 (a)	150,000	170,441
		2,876,757
		129,345,709
Total Corporates
(Cost $1,636,927,351)		1,740,058,610

Treasuries 39.5% of net assets
Bonds
7.88%, 02/15/21	750,000	811,846
8.13%, 05/15/21	750,000	826,787
8.13%, 08/15/21	1,000,000	1,118,438
8.00%, 11/15/21 (d)	2,149,000	2,431,938
7.25%, 08/15/22	1,500,000	1,737,803
7.63%, 11/15/22	2,200,000	2,604,035
7.13%, 02/15/23	1,500,000	1,772,754
6.25%, 08/15/23	1,250,000	1,469,678
7.50%, 11/15/24	750,000	968,730
7.63%, 02/15/25	500,000	655,254
6.88%, 08/15/25	500,000	647,744
6.00%, 02/15/26 (d)	1,891,000	2,393,888
6.75%, 08/15/26	1,209,000	1,613,189
6.50%, 11/15/26	1,250,000	1,660,425
6.63%, 02/15/27	1,000,000	1,346,816
6.38%, 08/15/27	500,000	675,117
6.13%, 11/15/27	2,438,000	3,269,444
5.50%, 08/15/28	1,750,000	2,304,736
5.25%, 11/15/28	750,000	977,197
5.25%, 02/15/29	2,778,000	3,641,079
6.13%, 08/15/29	4,750,000	6,668,184
6.25%, 05/15/30 (d)	3,135,000	4,523,462
5.38%, 02/15/31	4,000,000	5,516,016
4.50%, 02/15/36	6,050,000	8,342,146
4.75%, 02/15/37	3,686,000	5,283,795
5.00%, 05/15/37	4,250,000	6,269,580
4.38%, 02/15/38 (d)	2,800,000	3,883,961
4.50%, 05/15/38	3,000,000	4,229,590
3.50%, 02/15/39 (d)	1,372,000	1,719,154
4.25%, 05/15/39	2,350,000	3,237,676
4.50%, 08/15/39	5,250,000	7,468,740
4.38%, 11/15/39 (d)	3,831,000	5,375,447
4.63%, 02/15/40	6,115,000	8,854,568
4.38%, 05/15/40	5,000,000	7,034,180
3.88%, 08/15/40	4,300,000	5,686,078
4.25%, 11/15/40 (d)	4,659,000	6,467,456
4.75%, 02/15/41	5,500,000	8,132,695
4.38%, 05/15/41	4,400,000	6,220,844
3.75%, 08/15/41	4,823,000	6,286,667
3.13%, 11/15/41	4,400,000	5,244,594
3.13%, 02/15/42 (d)	5,590,000	6,666,730
3.00%, 05/15/42	5,000,000	5,847,949
2.75%, 08/15/42	8,399,000	9,432,799
2.75%, 11/15/42	8,570,000	9,619,825
3.13%, 02/15/43	9,100,000	10,856,549
2.88%, 05/15/43	12,199,000	13,990,490
3.63%, 08/15/43	11,433,000	14,748,793
3.75%, 11/15/43	12,768,000	16,798,648
3.63%, 02/15/44	13,995,000	18,095,918
3.38%, 05/15/44	12,812,000	15,962,201
3.13%, 08/15/44	14,900,000	17,856,719
3.00%, 11/15/44 (d)	12,850,000	15,097,244
2.50%, 02/15/45	11,800,000	12,700,441
3.00%, 05/15/45	11,250,000	13,248,633
2.88%, 08/15/45	10,850,000	12,505,473
3.00%, 11/15/45	10,650,000	12,565,128
2.50%, 02/15/46	8,300,000	8,938,387

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/15/46	11,100,000	11,957,215
2.25%, 08/15/46	14,000,000	14,360,117
2.88%, 11/15/46	8,785,000	10,167,436
3.00%, 02/15/47	9,450,000	11,204,710
3.00%, 05/15/47	9,200,000	10,904,156
2.75%, 08/15/47	14,450,000	16,359,263
2.75%, 11/15/47	14,650,000	16,596,561
3.00%, 02/15/48	8,200,000	9,737,980
3.13%, 05/15/48	15,940,000	19,378,619
3.00%, 08/15/48	16,350,000	19,447,878
3.38%, 11/15/48	10,650,000	13,572,718
3.00%, 02/15/49	17,150,000	20,452,045
2.88%, 05/15/49	21,000,000	24,496,992
2.25%, 08/15/49	12,300,000	12,652,904
Notes
1.63%, 10/15/20	6,800,000	6,786,852
1.38%, 10/31/20	6,815,000	6,784,253
1.75%, 10/31/20	7,984,000	7,979,478
1.75%, 11/15/20	18,000,000	17,989,453
2.63%, 11/15/20	20,332,000	20,516,656
1.63%, 11/30/20	16,600,000	16,568,227
2.00%, 11/30/20	5,944,000	5,957,699
2.75%, 11/30/20	9,600,000	9,704,250
1.88%, 12/15/20	6,000,000	6,006,211
1.75%, 12/31/20	11,000,000	10,994,844
2.38%, 12/31/20	6,091,000	6,134,779
2.50%, 12/31/20	16,300,000	16,442,307
2.00%, 01/15/21	8,000,000	8,022,344
1.38%, 01/31/21	9,000,000	8,953,945
2.13%, 01/31/21	3,506,000	3,522,434
2.50%, 01/31/21	20,900,000	21,098,387
2.25%, 02/15/21	1,500,000	1,509,990
3.63%, 02/15/21 (d)	10,073,000	10,328,957
1.13%, 02/28/21	8,000,000	7,930,781
2.00%, 02/28/21	2,965,000	2,975,829
2.50%, 02/28/21 (d)	42,300,000	42,738,697
2.38%, 03/15/21	9,050,000	9,131,839
1.25%, 03/31/21	9,000,000	8,936,719
2.25%, 03/31/21	29,576,000	29,797,820
2.38%, 04/15/21	7,100,000	7,168,781
1.38%, 04/30/21	16,000,000	15,915,312
2.25%, 04/30/21	7,286,000	7,345,626
2.63%, 05/15/21	21,200,000	21,509,719
3.13%, 05/15/21	3,500,000	3,577,930
1.38%, 05/31/21	10,800,000	10,741,570
2.00%, 05/31/21	3,034,000	3,048,637
2.13%, 05/31/21	21,200,000	21,346,992
2.63%, 06/15/21	9,500,000	9,647,139
1.13%, 06/30/21	11,500,000	11,388,145
1.63%, 06/30/21	12,000,000	11,988,281
2.13%, 06/30/21	5,512,000	5,553,986
2.63%, 07/15/21	6,500,000	6,606,768
1.13%, 07/31/21	12,700,000	12,576,473
1.75%, 07/31/21	8,400,000	8,412,961
2.25%, 07/31/21	7,800,000	7,880,285
2.13%, 08/15/21	14,421,900	14,541,050
2.75%, 08/15/21 (d)	36,250,000	36,966,504
1.13%, 08/31/21	5,100,000	5,049,398
1.50%, 08/31/21	2,500,000	2,492,969
2.00%, 08/31/21	3,750,000	3,773,877
2.75%, 09/15/21	32,700,000	33,404,455
1.13%, 09/30/21	2,900,000	2,870,435
1.50%, 09/30/21	11,000,000	10,974,219
2.13%, 09/30/21	6,250,000	6,308,594
2.88%, 10/15/21	12,200,000	12,500,234
1.25%, 10/31/21	4,550,000	4,513,831
2.00%, 10/31/21	5,900,000	5,942,521
2.00%, 11/15/21 (d)	9,300,000	9,372,293
2.88%, 11/15/21	12,000,000	12,307,266
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/30/21	11,800,000	11,828,578
1.88%, 11/30/21	8,000,000	8,043,438
2.63%, 12/15/21	11,000,000	11,244,277
2.00%, 12/31/21	7,500,000	7,562,256
2.13%, 12/31/21	5,750,000	5,813,789
2.50%, 01/15/22	3,000,000	3,058,594
1.50%, 01/31/22 (d)	6,300,000	6,284,250
1.88%, 01/31/22	8,500,000	8,548,643
2.00%, 02/15/22	7,600,000	7,671,102
2.50%, 02/15/22	12,500,000	12,754,394
1.75%, 02/28/22	7,500,000	7,525,049
1.88%, 02/28/22	7,100,000	7,142,850
2.38%, 03/15/22	7,000,000	7,134,395
1.75%, 03/31/22	6,050,000	6,074,224
1.88%, 03/31/22	6,900,000	6,948,111
2.25%, 04/15/22	13,000,000	13,205,918
1.75%, 04/30/22	6,000,000	6,024,023
1.88%, 04/30/22	9,724,000	9,791,422
1.75%, 05/15/22	7,000,000	7,029,941
2.13%, 05/15/22	10,000,000	10,132,617
1.75%, 05/31/22	10,000,000	10,039,258
1.88%, 05/31/22 (d)	6,500,000	6,548,877
1.75%, 06/15/22	6,000,000	6,027,891
1.75%, 06/30/22	10,500,000	10,547,783
2.13%, 06/30/22	4,000,000	4,058,672
1.75%, 07/15/22	25,000,000	25,102,051
1.88%, 07/31/22	6,800,000	6,851,930
2.00%, 07/31/22	9,500,000	9,611,143
1.50%, 08/15/22	7,500,000	7,483,740
1.63%, 08/15/22	18,911,000	18,939,440
1.63%, 08/31/22	8,500,000	8,508,799
1.88%, 08/31/22	9,000,000	9,077,168
1.50%, 09/15/22	7,000,000	6,987,559
1.75%, 09/30/22	6,250,000	6,282,104
1.88%, 09/30/22	8,500,000	8,576,865
1.88%, 10/31/22	8,000,000	8,071,875
2.00%, 10/31/22	9,000,000	9,112,324
1.63%, 11/15/22	7,677,000	7,688,995
2.00%, 11/30/22	33,600,000	34,028,531
2.13%, 12/31/22	10,000,000	10,172,656
1.75%, 01/31/23	9,300,000	9,350,859
2.38%, 01/31/23	10,500,000	10,768,652
2.00%, 02/15/23	12,894,000	13,072,300
1.50%, 02/28/23	7,500,000	7,481,836
2.63%, 02/28/23	7,500,000	7,760,596
1.50%, 03/31/23 (d)	7,000,000	6,985,098
2.50%, 03/31/23	8,100,000	8,356,289
1.63%, 04/30/23	8,000,000	8,013,125
2.75%, 04/30/23	7,700,000	8,013,715
1.75%, 05/15/23 (d)	14,500,000	14,588,076
1.63%, 05/31/23	9,300,000	9,320,162
2.75%, 05/31/23	15,500,000	16,146,338
1.38%, 06/30/23	5,500,000	5,460,791
2.63%, 06/30/23	23,000,000	23,880,020
1.25%, 07/31/23	6,250,000	6,175,781
2.75%, 07/31/23	2,900,000	3,026,422
2.50%, 08/15/23	17,176,000	17,777,160
1.38%, 08/31/23	6,000,000	5,956,643
2.75%, 08/31/23	4,000,000	4,178,750
1.38%, 09/30/23	6,750,000	6,700,696
2.88%, 09/30/23	25,500,000	26,785,459
1.63%, 10/31/23	7,750,000	7,768,315
2.88%, 10/31/23	8,100,000	8,516,707
2.75%, 11/15/23	13,296,000	13,920,808
2.13%, 11/30/23	11,250,000	11,499,829
2.88%, 11/30/23	17,500,000	18,419,092
2.25%, 12/31/23	4,750,000	4,882,388
2.63%, 12/31/23	17,800,000	18,570,059
2.25%, 01/31/24	4,700,000	4,834,207

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/31/24	24,000,000	24,932,344
2.75%, 02/15/24	12,119,000	12,723,530
2.13%, 02/29/24	9,250,000	9,471,313
2.38%, 02/29/24	11,000,000	11,382,207
2.13%, 03/31/24	22,250,000	22,791,040
2.00%, 04/30/24	5,500,000	5,605,596
2.25%, 04/30/24	27,500,000	28,331,983
2.50%, 05/15/24	17,730,000	18,464,479
2.00%, 05/31/24	17,500,000	17,851,367
1.75%, 06/30/24	12,750,000	12,859,819
2.00%, 06/30/24	8,250,000	8,411,777
1.75%, 07/31/24	16,000,000	16,143,437
2.13%, 07/31/24	7,500,000	7,692,773
2.38%, 08/15/24	20,500,000	21,269,551
1.25%, 08/31/24	15,400,000	15,186,145
1.50%, 09/30/24	11,000,000	10,973,574
2.13%, 09/30/24	17,300,000	17,758,180
2.25%, 10/31/24	9,250,000	9,554,419
2.25%, 11/15/24	18,200,000	18,800,031
2.13%, 11/30/24	7,000,000	7,190,039
2.25%, 12/31/24	9,500,000	9,820,996
2.50%, 01/31/25	7,000,000	7,328,945
2.75%, 02/28/25	6,900,000	7,316,021
2.63%, 03/31/25	19,350,000	20,401,023
2.88%, 04/30/25	4,000,000	4,273,672
2.13%, 05/15/25	17,612,400	18,114,973
2.88%, 05/31/25	7,300,000	7,804,299
2.75%, 06/30/25	8,000,000	8,504,062
2.88%, 07/31/25	8,000,000	8,566,094
2.00%, 08/15/25	22,700,000	23,208,977
2.75%, 08/31/25	9,750,000	10,378,799
3.00%, 09/30/25	13,700,000	14,789,043
3.00%, 10/31/25	6,500,000	7,023,301
2.25%, 11/15/25	14,900,000	15,456,422
2.88%, 11/30/25	7,700,000	8,269,980
2.63%, 12/31/25	7,700,000	8,162,902
2.63%, 01/31/26	7,000,000	7,425,195
1.63%, 02/15/26	11,700,000	11,706,627
2.50%, 02/28/26	17,800,000	18,757,445
2.25%, 03/31/26	7,100,000	7,378,453
2.38%, 04/30/26	9,500,000	9,949,023
1.63%, 05/15/26	18,411,000	18,422,866
2.13%, 05/31/26	13,400,000	13,828,172
1.88%, 06/30/26	11,500,000	11,690,918
1.88%, 07/31/26	14,500,000	14,741,289
1.50%, 08/15/26	18,750,000	18,601,327
1.38%, 08/31/26	10,500,000	10,332,861
1.63%, 09/30/26	7,500,000	7,502,490
2.00%, 11/15/26 (d)	11,000,000	11,282,519
2.25%, 02/15/27	18,750,000	19,566,284
2.38%, 05/15/27	14,750,000	15,544,829
2.25%, 08/15/27	16,300,000	17,043,687
2.25%, 11/15/27	18,600,000	19,460,250
2.75%, 02/15/28	19,850,000	21,554,696
2.88%, 05/15/28	20,800,000	22,832,875
2.88%, 08/15/28	21,900,000	24,083,156
3.13%, 11/15/28	23,950,000	26,891,827
2.63%, 02/15/29	22,200,000	24,031,066
2.38%, 05/15/29	29,350,000	31,172,910
1.63%, 08/15/29	22,200,000	22,100,273
Total Treasuries
(Cost $2,634,097,489)		2,756,591,110

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 5.7% of net assets

Agency 2.5%
Foreign 1.3%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	1,000,912
2.88%, 09/07/21	250,000	255,459
2.38%, 10/01/21	250,000	253,151
2.63%, 01/31/22	350,000	357,426
1.63%, 09/17/22	500,000	499,530
2.88%, 03/13/23	500,000	520,137
		2,886,615
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	762,218
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	700,000	749,273
4.88%, 04/30/44	250,000	317,201
Export Development Canada
1.50%, 05/26/21	500,000	497,885
1.38%, 10/21/21	250,000	248,438
1.75%, 07/18/22	750,000	752,134
2.50%, 01/24/23	500,000	513,988
2.75%, 03/15/23	450,000	466,848
2.63%, 02/21/24	750,000	781,619
Nexen, Inc.
5.88%, 03/10/35	600,000	789,395
6.40%, 05/15/37	750,000	1,057,258
		6,174,039
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.64%, 05/26/21	250,000	250,368
2.45%, 10/20/21	250,000	249,686
		500,054
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	558,000
4.13%, 01/16/25	377,000	398,809
5.38%, 06/26/26 (a)	778,000	876,417
7.38%, 09/18/43	250,000	335,003
5.88%, 05/28/45	500,000	585,005
		2,753,234
Germany 0.5%
FMS Wertmanagement
2.00%, 08/01/22 (h)	500,000	504,683
2.75%, 03/06/23 (h)	275,000	285,120
2.75%, 01/30/24 (h)	500,000	523,214
Kreditanstalt fuer Wiederaufbau
1.88%, 12/15/20 (h)	500,000	500,486
1.63%, 03/15/21 (h)	1,000,000	998,222
2.38%, 03/24/21 (h)	850,000	857,696
2.63%, 04/12/21 (h)	1,500,000	1,519,677
1.50%, 06/15/21 (h)	2,100,000	2,092,500
2.38%, 08/25/21 (h)	2,250,000	2,278,299
3.13%, 12/15/21 (h)	1,500,000	1,546,288

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 01/25/22 (h)	1,250,000	1,277,930
2.50%, 02/15/22 (h)	1,250,000	1,274,771
2.13%, 03/07/22 (h)	1,450,000	1,467,105
2.13%, 06/15/22 (h)	1,500,000	1,519,741
1.75%, 08/22/22 (h)	250,000	250,874
2.00%, 09/29/22 (h)	3,000,000	3,032,295
2.00%, 10/04/22 (h)	250,000	252,742
2.38%, 12/29/22 (h)	1,500,000	1,535,991
2.13%, 01/17/23 (h)	250,000	254,058
2.63%, 02/28/24 (h)	1,500,000	1,564,643
1.38%, 08/05/24 (h)	900,000	889,935
2.50%, 11/20/24 (h)	3,250,000	3,391,208
2.88%, 04/03/28 (h)	1,000,000	1,092,983
1.75%, 09/14/29 (h)	600,000	600,383
0.00%, 06/29/37 (h)(i)	750,000	515,610
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (h)	300,000	300,395
2.25%, 10/01/21 (h)	1,000,000	1,010,401
2.00%, 12/06/21 (h)	200,000	201,291
2.00%, 01/13/25 (h)	500,000	509,057
2.38%, 06/10/25 (h)	500,000	518,941
1.75%, 07/27/26 (h)	500,000	502,425
2.50%, 11/15/27 (h)	500,000	529,473
		33,598,437
Japan 0.2%
Japan Bank for International Cooperation
2.13%, 11/16/20	500,000	501,017
1.50%, 07/21/21	250,000	248,417
2.00%, 11/04/21	300,000	300,450
2.50%, 06/01/22	250,000	254,220
2.38%, 07/21/22	1,500,000	1,520,787
2.38%, 11/16/22	2,300,000	2,335,310
3.25%, 07/20/23	250,000	262,537
2.50%, 05/23/24	950,000	976,236
2.50%, 05/28/25	200,000	206,030
2.25%, 11/04/26	1,000,000	1,018,901
2.88%, 06/01/27	450,000	478,320
2.88%, 07/21/27	450,000	478,176
2.75%, 11/16/27	1,200,000	1,271,200
3.25%, 07/20/28	750,000	825,731
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	201,200
		10,878,532
Mexico 0.3%
Petroleos Mexicanos
4.88%, 01/24/22	350,000	363,125
5.38%, 03/13/22	150,000	158,813
3.50%, 01/30/23	1,150,000	1,151,725
4.63%, 09/21/23	1,250,000	1,289,375
4.88%, 01/18/24	1,250,000	1,289,062
4.50%, 01/23/26	750,000	726,367
6.88%, 08/04/26	1,100,000	1,185,250
6.49%, 01/23/27 (a)(g)	400,000	417,740
6.50%, 03/13/27	1,600,000	1,666,400
5.35%, 02/12/28	500,000	479,065
6.50%, 01/23/29	400,000	408,260
6.84%, 01/23/30 (a)(g)	1,000,000	1,037,650
6.63%, 06/15/35	760,000	746,510
6.63%, 06/15/38	150,000	143,438
6.50%, 06/02/41	900,000	862,200
5.50%, 06/27/44	450,000	385,943
6.38%, 01/23/45	1,000,000	931,250
5.63%, 01/23/46 (g)	500,000	428,000
6.75%, 09/21/47	1,800,000	1,732,140
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.35%, 02/12/48	953,000	879,295
7.69%, 01/23/50 (a)(g)	950,000	992,750
		17,274,358
Netherlands 0.0%
Syngenta Finance
3.13%, 03/28/22	150,000	150,889
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	750,000	770,439
2.45%, 01/17/23	500,000	508,059
3.70%, 03/01/24	550,000	589,090
3.25%, 11/10/24	150,000	158,922
3.63%, 09/10/28 (a)	250,000	276,980
4.25%, 11/23/41	1,000,000	1,172,116
		3,475,606
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	1,100,000	1,147,852
2.75%, 01/25/22	200,000	202,462
5.00%, 04/11/22	500,000	534,194
2.38%, 06/25/24	200,000	202,499
2.88%, 01/21/25	1,250,000	1,290,726
3.25%, 11/10/25	2,000,000	2,116,011
Korea Development Bank
2.50%, 01/13/21	250,000	251,156
3.38%, 03/12/23	200,000	208,925
3.75%, 01/22/24	300,000	320,496
3.38%, 09/16/25	500,000	533,652
		6,807,973
Sweden 0.0%
Svensk Exportkredit AB
1.75%, 03/10/21	750,000	749,158
2.38%, 04/09/21	250,000	251,959
2.88%, 05/22/21	750,000	763,552
2.38%, 03/09/22	900,000	913,757
2.00%, 08/30/22	350,000	353,185
		3,031,611
		88,293,566
U.S. 1.2%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	260,439
3.50%, 05/05/25	450,000	469,831
4.38%, 05/02/28	250,000	278,128
Fannie Mae
1.50%, 11/30/20	300,000	298,974
1.88%, 12/28/20	250,000	250,317
1.38%, 02/26/21	1,500,000	1,492,117
1.38%, 10/07/21	1,000,000	994,531
2.00%, 01/05/22	250,000	251,844
1.88%, 04/05/22	3,000,000	3,021,169
2.38%, 01/19/23	3,000,000	3,075,535
2.50%, 02/05/24	6,000,000	6,228,775
2.13%, 04/24/26	6,000,000	6,174,797
1.88%, 09/24/26	2,000,000	2,026,149
7.13%, 01/15/30 (d)	527,000	783,457
7.25%, 05/15/30	1,000,000	1,508,942
6.63%, 11/15/30	1,200,000	1,758,863
5.63%, 07/15/37	1,000,000	1,481,449

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,255,532
1.92%, 04/19/22 (a)	1,500,000	1,500,021
Federal Home Loan Bank
2.63%, 10/01/20	2,500,000	2,519,623
1.38%, 02/18/21	1,000,000	994,905
1.88%, 07/07/21	3,100,000	3,111,489
1.13%, 07/14/21	1,000,000	990,481
3.00%, 10/12/21	5,200,000	5,338,893
1.88%, 11/29/21	3,850,000	3,866,489
2.38%, 06/10/22	400,000	407,631
2.13%, 03/10/23	250,000	254,446
2.50%, 02/13/24	1,600,000	1,661,309
2.88%, 06/14/24	1,075,000	1,135,507
5.38%, 08/15/24	1,750,000	2,055,439
3.25%, 11/16/28	2,300,000	2,565,157
5.50%, 07/15/36	400,000	582,294
Freddie Mac
2.38%, 02/16/21	8,000,000	8,065,769
1.13%, 08/12/21	7,000,000	6,928,872
2.38%, 01/13/22 (d)	5,351,000	5,434,602
6.75%, 09/15/29	500,000	719,857
6.75%, 03/15/31 (d)	1,564,000	2,330,687
6.25%, 07/15/32	700,000	1,034,314
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,114,061
6.75%, 11/01/25	488,000	627,004
2.88%, 02/01/27	500,000	531,419
5.25%, 09/15/39	750,000	1,063,055
4.63%, 09/15/60	100,000	145,712
		87,589,885
		175,883,451

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (d)	1,160,000	1,476,866
Province of Alberta
3.35%, 11/01/23	350,000	371,590
2.95%, 01/23/24	350,000	367,136
3.30%, 03/15/28	1,500,000	1,652,154
Province of British Columbia
2.65%, 09/22/21	250,000	254,303
2.00%, 10/23/22	450,000	453,802
1.75%, 09/27/24	400,000	401,230
2.25%, 06/02/26	450,000	461,339
Province of Manitoba
2.05%, 11/30/20	250,000	250,496
2.13%, 05/04/22	390,000	393,457
2.60%, 04/16/24	250,000	258,903
2.13%, 06/22/26	750,000	760,152
Province of New Brunswick
2.50%, 12/12/22	250,000	254,888
Province of Ontario
2.55%, 02/12/21	1,000,000	1,009,104
2.50%, 09/10/21	1,000,000	1,013,136
2.40%, 02/08/22	500,000	507,335
2.55%, 04/25/22	500,000	509,850
2.45%, 06/29/22	1,500,000	1,527,201
3.40%, 10/17/23	500,000	531,470
3.05%, 01/29/24	500,000	526,642
3.20%, 05/16/24	500,000	531,516
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/27/26	500,000	519,442
2.30%, 06/15/26	500,000	512,820
Province of Quebec
2.75%, 08/25/21	750,000	762,799
2.38%, 01/31/22	750,000	760,616
2.63%, 02/13/23	250,000	257,426
7.13%, 02/09/24	1,000,000	1,217,961
2.88%, 10/16/24	650,000	685,027
2.75%, 04/12/27	500,000	529,461
7.50%, 09/15/29	168,000	248,970
Province of Quebec Canada
2.50%, 04/09/24	200,000	206,772
		19,213,864
		19,213,864
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	500,000	689,960
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	448,037
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	841,145
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	600,000	1,014,798
California
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,350,000	2,082,537
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,319,100
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	1,050,000	1,645,297
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	865,000	1,360,558
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B 6.40%, 01/01/40	150,000	222,470
Series C 4.47%, 01/01/49	150,000	189,981
Chicago Transit Authority
RB (Pension Funding) Series 2008A 6.90%, 12/01/40	395,000	553,470
RB (Pension Funding) Series 2008B 6.90%, 12/01/40	200,000	281,072
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	355,243
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	770,910
City of San Antonio TX Electric & Gas Systems Revenue
4.43%, 02/01/42	200,000	240,318
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	248,523

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D 4.50%, 08/01/31	400,000	475,148
Series D 2.66%, 09/01/39	150,000	148,460
GO (Build America Bonds) Series 2009 5.46%, 12/01/39 (d)	100,000	133,557
Series D 2.81%, 09/01/43	150,000	146,189
Series H 2.90%, 09/01/49	200,000	195,280
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	277,668
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	921,585
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	574,668
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	338,710
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	205,439
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	370,153
Dallas/Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	151,101
District of Columbia
Series E
5.59%, 12/01/34	350,000	450,222
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	101,190
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	248,000	342,746
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	268,238
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	480,000	502,570
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	1,980,000	2,146,320
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	399,463
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	368,841
GO (Build America Bonds) Series 2010 6.76%, 07/01/34 (d)	450,000	633,343
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	879,464
Metropolitan Transportation Authority
RB (Build America Bonds) Series C 7.34%, 11/15/39	350,000	563,283
RB (Build America Bonds) Series E 6.81%, 11/15/40	650,000	941,291
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	83,544
New Jersey Economic Development Authority
Series A, (NATL)
7.43%, 02/15/29	350,000	447,359
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,051,299
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F 7.41%, 01/01/40	500,000	806,625
RB (Build America Bonds) Series 2010A 7.10%, 01/01/41	500,000	785,225
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	594,765
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41 (d)	200,000	286,068
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	376,393
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	369,453
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 5.63%, 03/15/39	200,000	253,018
RB (Build America Bonds) Series 2010 5.60%, 03/15/40	100,000	131,942
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	229,779
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	409,870
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	450,000	584,590
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	608,565
Oregon School Boards Association
Series B
5.55%, 06/30/28	250,000	299,560

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series 5.65%, 11/01/40	240,000	330,806
Consolidated Bonds 165th Series 5.65%, 11/01/40	200,000	275,672
Consolidated Bonds 181st Series 4.96%, 08/01/46	200,000	265,782
Consolidated Bonds 168th Series 4.93%, 10/01/51	250,000	338,590
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,465,157
Regional Transportation District
Series B
5.84%, 11/01/50	100,000	153,167
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	150,470
Sales Tax Securitization Corp.
RB Series B
3.82%, 01/01/48	200,000	217,368
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	449,169
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	516,442
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,579,950
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	1,037,460
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	637,350
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,391,584
University of California
RB Series AS 5.95%, 05/15/45	250,000	347,843
RB Series AD 4.86%, 05/15/12	250,000	328,770
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	850,000	905,216
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	553,891
Wisconsin
RB Series A
5.70%, 05/01/26	690,000	785,275
		43,846,365
		63,060,229

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	750,000	767,057
2.00%, 11/15/22	750,000	759,014
		1,526,071
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.0%
Chile Government International Bond
3.13%, 03/27/25	400,000	419,600
3.24%, 02/06/28 (a)	750,000	798,289
3.63%, 10/30/42	100,000	110,626
3.86%, 06/21/47	450,000	519,079
3.50%, 01/25/50 (a)	400,000	431,800
		2,279,394
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,036,760
4.00%, 02/26/24 (a)	450,000	474,867
8.13%, 05/21/24	300,000	372,003
4.50%, 01/28/26 (a)	1,000,000	1,093,875
3.88%, 04/25/27 (a)	650,000	690,957
4.50%, 03/15/29 (a)	400,000	445,600
7.38%, 09/18/37	550,000	784,443
6.13%, 01/18/41	850,000	1,110,321
5.63%, 02/26/44 (a)	1,250,000	1,567,200
5.00%, 06/15/45 (a)	700,000	821,625
5.20%, 05/15/49 (a)	500,000	605,000
		9,002,651
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	800,000	850,001
5.38%, 02/21/23	650,000	714,772
5.75%, 11/22/23	1,000,000	1,135,256
7.63%, 03/29/41	450,000	748,710
		3,448,739
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	355,205
4.45%, 02/11/24	250,000	268,137
3.50%, 01/11/28	250,000	258,407
4.10%, 04/24/28	500,000	540,666
4.75%, 02/11/29	200,000	227,744
4.35%, 01/11/48	500,000	552,236
5.35%, 02/11/49	500,000	640,358
		2,842,753
Israel 0.0%
Israel Government International Bond
3.15%, 06/30/23	500,000	522,025
2.88%, 03/16/26	500,000	527,008
3.25%, 01/17/28	500,000	542,676
4.50%, 01/30/43	500,000	610,793
4.13%, 01/17/48	250,000	294,298
		2,496,800
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,160,600
5.38%, 06/15/33	554,000	669,613
		1,830,213
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	2,000,000	2,067,000
8.00%, 09/24/22	100,000	116,126
4.00%, 10/02/23	900,000	948,847
3.60%, 01/30/25	250,000	260,125

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 01/21/26	500,000	531,130
4.15%, 03/28/27	1,000,000	1,061,010
3.75%, 01/11/28	250,000	258,063
4.50%, 04/22/29	1,150,000	1,250,924
8.30%, 08/15/31	150,000	220,875
6.75%, 09/27/34	250,000	337,187
6.05%, 01/11/40	950,000	1,198,197
4.75%, 03/08/44	1,650,000	1,790,250
5.55%, 01/21/45	800,000	967,600
4.60%, 01/23/46	1,200,000	1,280,364
4.35%, 01/15/47	600,000	620,388
4.60%, 02/10/48	750,000	803,445
4.50%, 01/31/50 (a)	625,000	658,844
5.75%, 10/12/10	800,000	922,408
		15,292,783
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	748,650
3.75%, 03/16/25 (a)	750,000	795,008
9.38%, 04/01/29	500,000	769,380
3.16%, 01/23/30 (a)	600,000	619,800
6.70%, 01/26/36	750,000	1,070,632
4.50%, 05/15/47	200,000	238,002
4.50%, 04/16/50 (a)	750,000	892,507
3.87%, 07/23/60 (a)	225,000	243,565
		5,377,544
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	634,005
4.13%, 08/25/27	750,000	839,258
2.84%, 06/20/30	450,000	461,025
8.75%, 11/21/33	300,000	496,128
6.55%, 03/14/37	250,000	365,940
5.63%, 11/18/50	900,000	1,320,759
		4,117,115
Philippines 0.1%
Philippine Government International Bond
4.00%, 01/15/21	800,000	818,690
4.20%, 01/21/24	950,000	1,031,650
9.50%, 10/21/24	500,000	676,077
10.63%, 03/16/25	250,000	357,074
5.50%, 03/30/26	600,000	720,052
3.00%, 02/01/28	250,000	262,459
9.50%, 02/02/30	650,000	1,058,825
7.75%, 01/14/31	350,000	527,299
6.38%, 01/15/32	350,000	485,421
6.38%, 10/23/34	500,000	723,893
3.95%, 01/20/40	1,500,000	1,771,157
3.70%, 02/02/42	900,000	1,041,589
		9,474,186
Poland 0.1%
Poland Government International Bond
5.13%, 04/21/21	850,000	892,774
5.00%, 03/23/22	850,000	913,543
3.00%, 03/17/23	550,000	569,103
4.00%, 01/22/24	500,000	542,299
3.25%, 04/06/26	544,000	579,095
		3,496,814
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	600,000	645,454
2.75%, 01/19/27	250,000	259,734
3.50%, 09/20/28	200,000	220,741
2.50%, 06/19/29	350,000	357,955
4.13%, 06/10/44	200,000	251,485
3.88%, 09/20/48	200,000	247,198
		1,982,567
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	270,315
4.38%, 10/27/27	500,000	550,317
4.38%, 01/23/31 (a)	250,000	276,440
7.63%, 03/21/36	800,000	1,184,008
4.13%, 11/20/45	150,000	160,877
5.10%, 06/18/50	900,000	1,074,384
4.98%, 04/20/55	800,000	936,000
		4,452,341
		67,619,971

Supranational* 1.3%
African Development Bank
2.38%, 09/23/21	1,150,000	1,163,952
2.13%, 11/16/22	1,500,000	1,521,490
Asian Development Bank
2.25%, 01/20/21	950,000	955,444
1.63%, 03/16/21	500,000	499,074
1.75%, 06/08/21	250,000	250,122
2.00%, 02/16/22	2,600,000	2,621,331
1.88%, 02/18/22	750,000	754,083
1.88%, 07/19/22	650,000	654,584
1.75%, 09/13/22	3,325,000	3,335,669
2.75%, 03/17/23	300,000	311,595
2.63%, 01/30/24	350,000	364,739
2.00%, 01/22/25	1,650,000	1,680,847
2.00%, 04/24/26	500,000	510,052
2.63%, 01/12/27	800,000	850,818
2.50%, 11/02/27	250,000	264,764
2.75%, 01/19/28	250,000	270,010
1.75%, 09/19/29	350,000	350,254
Asian Infrastructure Investment Bank
2.25%, 05/16/24	750,000	770,217
Corp. Andina de Fomento
2.13%, 09/27/21	1,113,000	1,108,092
4.38%, 06/15/22	550,000	580,145
3.75%, 11/23/23	250,000	263,099
Council of Europe Development Bank
1.63%, 03/16/21	500,000	498,932
1.75%, 09/26/22	450,000	451,538
2.50%, 02/27/24	115,000	119,253
European Bank for Reconstruction & Development
2.00%, 02/01/21	100,000	100,254
2.75%, 04/26/21	750,000	761,592
1.88%, 07/15/21	500,000	501,393
1.50%, 11/02/21	1,100,000	1,095,615
2.75%, 03/07/23	325,000	336,976
European Investment Bank
1.63%, 12/15/20	1,000,000	997,716
2.00%, 03/15/21	1,500,000	1,505,185
2.50%, 04/15/21	1,000,000	1,011,224
2.38%, 05/13/21	1,600,000	1,616,693
1.63%, 06/15/21	1,000,000	998,192
1.38%, 09/15/21	1,000,000	994,193

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 10/15/21	750,000	756,473
2.88%, 12/15/21	1,250,000	1,282,727
2.25%, 03/15/22	1,500,000	1,521,772
2.63%, 05/20/22	750,000	769,176
2.38%, 06/15/22	1,650,000	1,682,849
2.25%, 08/15/22	470,000	478,313
1.38%, 09/06/22	900,000	895,679
2.50%, 03/15/23	1,600,000	1,648,548
2.88%, 08/15/23	1,400,000	1,466,023
3.13%, 12/14/23	1,300,000	1,379,058
3.25%, 01/29/24	1,350,000	1,442,077
2.63%, 03/15/24	1,450,000	1,513,375
2.25%, 06/24/24	450,000	463,283
2.50%, 10/15/24	500,000	521,097
1.88%, 02/10/25	1,250,000	1,264,745
2.13%, 04/13/26	750,000	772,455
2.38%, 05/24/27	367,000	384,938
4.88%, 02/15/36	350,000	485,808
Inter-American Development Bank
2.13%, 11/09/20	650,000	652,081
1.88%, 03/15/21	4,250,000	4,257,063
2.63%, 04/19/21	1,100,000	1,114,403
1.25%, 09/14/21	350,000	347,366
2.13%, 01/18/22	1,250,000	1,263,118
1.75%, 04/14/22	1,100,000	1,101,763
2.50%, 01/18/23	1,000,000	1,027,475
2.63%, 01/16/24	800,000	833,360
3.00%, 02/21/24	500,000	529,163
2.00%, 06/02/26	100,000	101,951
2.00%, 07/23/26	250,000	255,764
2.38%, 07/07/27	1,100,000	1,152,341
3.13%, 09/18/28	1,500,000	1,673,715
3.88%, 10/28/41	150,000	191,805
4.38%, 01/24/44	500,000	693,181
International Bank for Reconstruction & Development
2.13%, 11/01/20	1,000,000	1,003,077
1.63%, 03/09/21	250,000	249,526
1.38%, 05/24/21	2,250,000	2,237,268
2.25%, 06/24/21	3,000,000	3,027,495
2.75%, 07/23/21	1,550,000	1,578,969
1.38%, 09/20/21	250,000	248,651
2.00%, 01/26/22	2,700,000	2,721,926
1.63%, 02/10/22	725,000	724,744
2.13%, 07/01/22	1,250,000	1,267,188
1.88%, 10/07/22	2,250,000	2,266,750
7.63%, 01/19/23	500,000	594,991
1.88%, 06/19/23	250,000	251,925
3.00%, 09/27/23	1,100,000	1,158,136
2.50%, 03/19/24	1,000,000	1,037,963
1.50%, 08/28/24	750,000	745,591
2.50%, 11/25/24	1,000,000	1,043,099
2.50%, 07/29/25	2,000,000	2,095,575
1.88%, 10/27/26	1,000,000	1,014,402
2.50%, 11/22/27	200,000	211,886
4.75%, 02/15/35	350,000	469,804
International Finance Corp.
2.25%, 01/25/21	1,200,000	1,207,187
1.13%, 07/20/21	1,000,000	990,013
2.88%, 07/31/23	500,000	523,027
Nordic Investment Bank
2.25%, 02/01/21	250,000	251,478
2.25%, 09/30/21	1,200,000	1,212,312
2.13%, 02/01/22	250,000	252,720
2.88%, 07/19/23	250,000	261,573
		92,639,358
Total Government Related
(Cost $382,109,615)		399,203,009
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 29.2% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
BMW Vehicle Owner Trust
Series 2018-A, Class A4
2.51%, 06/25/24 (a)	1,400,000	1,415,130
Ford Credit Auto Owner Trust
Series 2017-B, Class A4 1.87%, 09/15/22 (a)	1,100,000	1,099,493
Series 2018-A, Class A4 3.16%, 10/15/23 (a)	1,550,000	1,592,656
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.87%, 09/15/23 (a)	4,740,000	4,732,941
Series 2017-3, Class A4 1.98%, 11/20/23 (a)	1,290,000	1,289,789
Series 2018-3, Class A4 3.07%, 11/21/24 (a)	540,000	551,519
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A3
3.03%, 01/17/23 (a)	300,000	303,754
Nissan Auto Receivables Owner Trust
Series 2018-B, Class A3 3.06%, 03/15/23 (a)	820,000	832,081
Series 2017-C, Class A4 2.28%, 02/15/24 (a)	900,000	904,125
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	1,200,000	1,234,368
		13,955,856
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8, Class A 3.18%, 04/15/24 (a)	1,200,000	1,230,917
Series 2019-1, Class A 2.87%, 10/15/24 (a)	1,300,000	1,333,545
Series 2018-2, Class A 3.01%, 10/15/25 (a)	5,200,000	5,411,492
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,000,000	1,013,377
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1 2.49%, 01/20/23 (a)	1,700,000	1,712,906
Series 2014-A1 Class A1 2.88%, 01/23/23 (a)	1,175,000	1,189,550
Series 2018-A6, Class A6 3.21%, 12/07/24 (a)	1,150,000	1,199,417
Discover Card Execution Note Trust
Series 2018-A5, Class A5 3.32%, 03/15/24 (a)	585,000	601,420
Series 2017-A2, Class A2 2.39%, 07/15/24 (a)	1,363,000	1,379,551
Series 2018-A1, Class A1 3.03%, 08/15/25 (a)	2,100,000	2,178,412
		17,250,587
		31,206,443

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.0%
Bank
Series 2017-BNK8, Class A4 3.49%, 11/15/50 (a)	600,000	648,550
Series 2017-BNK7, Class A5 3.44%, 09/15/60 (a)	1,000,000	1,077,360
BANK 2017-BNK9
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,085,281
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,293,391
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,884,374
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,862,065
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3 3.87%, 01/10/48 (a)	5,325,000	5,778,926
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	2,025,000	2,212,612
Series 2016-C4 Class A4 3.28%, 05/10/58 (a)	1,000,000	1,055,338
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4 4.13%, 11/10/46 (a)	615,000	660,620
Series 2014-GC23 Class A4 3.62%, 07/10/47 (a)	1,000,000	1,066,199
Series 2014-GC25, Class A4 3.64%, 10/10/47 (a)	210,000	224,215
Series 2016-GC36 Class A5 3.62%, 02/10/49 (a)	3,350,000	3,609,664
Series 2016-GC37, Class A4 3.31%, 04/10/49 (a)	600,000	635,884
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	546,279
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	2,600,000	2,803,610
COMM Mortgage Trust
Series 2012-LC4 Class A4 3.29%, 12/10/44 (a)	288,482	293,980
Series 2012-CR3 Class A3 2.82%, 10/15/45 (a)	254,249	257,948
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	5,085,642
Series 2014-CR14 Class A3 3.96%, 02/10/47 (a)	240,000	256,744
Series 2014-CR16 Class ASB 3.65%, 04/10/47 (a)	581,622	599,453
Series 2014-LC15, Class A4 4.01%, 04/10/47 (a)	400,000	429,272
Series 2014-CR18 Class A4 3.55%, 07/15/47 (a)	500,000	524,728
Series 2014-CR19 Class ASB 3.50%, 08/10/47 (a)	394,262	407,596
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,850,000	1,960,399
Series 2014-CR20 Class A3 3.33%, 11/10/47 (a)	2,050,000	2,158,589
Series 2014-CR21, Class A3 3.53%, 12/10/47 (a)	179,889	190,332
Series 2015-CR22, Class A5 3.31%, 03/10/48 (a)	750,000	789,289
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-CR24 Class A5 3.70%, 08/10/48 (a)	400,000	430,351
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	476,182
Series 2016-CR28 Class A4 3.76%, 02/10/49 (a)	2,700,000	2,925,573
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	108,165
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	2,225,000	2,319,110
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	538,028
Series 2013-CR11 Class A3 3.98%, 08/10/50 (a)	449,882	478,695
Series 2013-CR11 Class A4 4.26%, 08/10/50 (a)	340,000	365,329
Series 2018-COR3, Class A3 4.23%, 05/10/51 (a)	2,800,000	3,182,142
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	322,290
Series 2015-C1 Class A4 3.51%, 04/15/50 (a)	308,000	326,871
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	108,795
Fannie Mae
Series 2010-M3 Class A3 4.33%, 03/25/20 (a)(e)(j)	35,735	35,932
Series 2015-M4 Class AV2 2.51%, 07/25/22 (a)	63,080	63,726
Series 2016-M3 Class ASQ2 2.26%, 02/25/23 (a)(e)(j)	39,969	40,041
Series 2014-M9 Class A2 3.10%, 07/25/24 (a)(e)(j)	492,000	514,195
Series 2015-M3 Class A2 2.72%, 10/25/24 (a)	550,000	566,498
Series 2015-M13 Class A2 2.80%, 06/25/25 (a)(e)(j)	150,000	155,118
Series 2016-M6 Class A2 2.49%, 05/25/26 (a)	2,600,000	2,652,906
Freddie Mac
Series K018, Class A2 2.79%, 01/25/22 (a)	150,000	152,002
Series K020 Class A2 2.37%, 05/25/22 (a)	450,000	454,193
Series K022 Class A2 2.36%, 07/25/22 (a)	1,200,000	1,211,984
Series K024 Class A2 2.57%, 09/25/22 (a)	800,000	813,555
Series K025 Class A2 2.68%, 10/25/22 (a)	511,000	521,586
Series K026 Class A2 2.51%, 11/25/22 (a)	550,000	558,707
Series K027 Class A2 2.64%, 01/25/23 (a)	2,005,000	2,045,437
Series K028 Class A2 3.11%, 02/25/23 (a)	250,000	258,840
Series K030 Class A2 3.25%, 04/25/23 (a)(e)(k)	850,000	884,609
Series K031 Class A2 3.30%, 04/25/23 (a)	2,925,000	3,047,477
Series K033 Class A2 3.06%, 07/25/23 (a)	1,540,000	1,597,446
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	158,153

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K035 Class A2 3.46%, 08/25/23 (a)(e)(k)	450,000	473,186
Series K725, Class A2 3.00%, 01/25/24 (a)	1,300,000	1,350,214
Series K037 Class A2 3.49%, 01/25/24 (a)	600,000	634,685
Series K727, Class A2 2.95%, 07/25/24 (a)	1,765,000	1,829,737
Series K728, Class A2 3.06%, 08/25/24 (a)(e)(k)	3,700,000	3,866,429
Series K040 Class A2 3.24%, 09/25/24 (a)	750,000	792,809
Series K045 Class A1 2.49%, 11/25/24 (a)	396,554	403,237
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	103,256
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	787,714
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	1,053,924
Series K045 Class A2 3.02%, 01/25/25 (a)	400,000	419,691
Series K053, Class A1 2.55%, 02/25/25 (a)	519,329	529,672
Series K731, Class A2 3.60%, 02/25/25 (a)(e)(k)	300,000	321,119
Series K046 Class A2 3.21%, 03/25/25 (a)	920,000	975,846
Series KS03, Class A4 3.16%, 05/25/25 (a)(e)(k)	250,000	264,027
Series K048 Class A2 3.28%, 06/25/25 (a)(e)(k)	838,000	893,658
Series K733, Class A2 3.75%, 08/25/25 (a)(e)(k)	1,500,000	1,630,726
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	1,002,554
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	312,565
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	779,115
Series K062, Class A2 3.41%, 12/25/26 (a)	3,909,151	4,258,673
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	115,208
Series K071, Class A2 3.29%, 11/25/27 (a)	4,768,000	5,170,495
Series K072, Class A2 3.44%, 12/25/27 (a)	1,500,000	1,644,856
Series K074, Class A2 3.60%, 01/25/28 (a)	4,975,000	5,508,967
Series K083, Class A2 4.05%, 09/25/28 (a)(e)(k)	500,000	574,118
Series K085, Class A2 4.06%, 10/25/28 (a)(e)(k)	900,000	1,033,663
Series K087, Class A2 3.77%, 12/25/28 (a)	760,000	857,111
Series K154, Class A2 3.42%, 04/25/32 (a)	660,000	732,173
Series K155, Class A3 3.75%, 04/25/33 (a)	835,000	958,371
Series K157, Class A2 3.99%, 05/25/33 (a)	1,700,000	1,969,670
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2013-GC13 Class A5 4.19%, 07/10/46 (a)(e)(l)	649,000	696,423
Series 2013-GC14 Class A5 4.24%, 08/10/46 (a)	700,000	751,498
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	391,900
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3 3.51%, 05/15/45 (a)	288,619	297,772
Series 2012-CBX Class A4 3.48%, 06/15/45 (a)	413,195	422,384
Series 2014-C20 Class A4A1 3.54%, 07/15/47 (a)	800,000	838,463
Series 2015-JP1 Class A4 3.65%, 01/15/49 (a)	600,000	647,788
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4 3.61%, 05/15/48 (a)	1,000,000	1,070,732
Series 2015-C28 Class A4 3.23%, 10/15/48 (a)	2,000,000	2,098,923
Series 2015-C33 Class A4 3.77%, 12/15/48 (a)	1,150,000	1,248,767
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4 3.18%, 08/15/45 (a)	430,000	440,655
Series 2013-C10 Class A4 4.22%, 07/15/46 (a)(e)(l)	180,000	192,124
Series 2013-C11, Class A4 4.30%, 08/15/46 (a)(e)(k)	1,000,000	1,067,813
Series 2014-C16 Class A5 3.89%, 06/15/47 (a)	270,000	288,732
Series 2015-C24 Class ASB 3.48%, 05/15/48 (a)	1,000,000	1,040,518
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	82,506
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4 3.24%, 03/15/45 (a)	300,000	306,201
Series 2015-UBS8, Class A4 3.81%, 12/15/48 (a)	400,000	433,228
Series 2017-HR2, Class A4 3.59%, 12/15/50 (a)	1,300,000	1,411,449
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	1,550,000	1,658,978
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	1,082,800
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5 2.85%, 12/10/45 (a)	500,000	510,145
Series 2013-C5 Class A4 3.18%, 03/10/46 (a)	1,850,000	1,903,339
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4 4.22%, 07/15/46 (a)(e)(l)	640,000	684,741
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,210,000	1,267,590
Series 2015-C31 Class A3 3.43%, 11/15/48 (a)	1,514,286	1,606,811
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,630,237
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	155,458
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	875,000	920,964

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,551,000	1,681,725
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	1,500,000	1,615,436
Series 2015-C30 Class A4 3.66%, 09/15/58 (a)	723,000	777,555
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	1,375,000	1,460,450
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,697,225
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1 2.30%, 06/15/45 (a)	58,290	58,260
Series 2013-C14 Class A5 3.34%, 06/15/46 (a)	547,687	569,146
Series 2013-C15 Class A4 4.15%, 08/15/46 (a)(e)(l)	520,000	557,021
Series 2014-C19 Class A4 3.83%, 03/15/47 (a)	100,000	106,403
Series 2013-C12 Class A4 3.20%, 03/15/48 (a)	881,000	909,424
		142,541,329

Covered 0.0%
Bank of Nova Scotia
1.88%, 04/26/21	560,000	560,082
Royal Bank of Canada
2.10%, 10/14/20	500,000	500,410
2.30%, 03/22/21	600,000	603,240
		1,663,732

Mortgage-Backed Securities Pass-Through 26.7%
Fannie Mae
4.00%, 02/01/24 to 08/01/49 (a)	178,376,977	187,565,704
4.00%, 04/01/24 to 05/01/41 (a)(d)	553,936	588,666
5.50%, 06/01/24 to 08/01/41 (a)	8,941,819	10,091,115
4.50%, 12/01/24 to 10/01/49 (a)	64,248,467	68,736,597
3.50%, 08/01/25 to 09/01/49 (a)	202,233,304	210,270,999
3.00%, 12/01/25 to 09/01/49 (a)	182,391,107	187,161,973
2.50%, 07/01/27 to 10/01/49 (a)	46,172,352	46,575,875
2.00%, 04/01/28 to 01/01/32 (a)	5,153,068	5,121,355
5.50%, 07/01/29 to 07/01/36 (a)(d)	447,516	501,290
6.00%, 12/01/32 to 07/01/41 (a)	3,766,022	4,332,898
5.00%, 09/01/33 to 09/01/39 (a)(d)	1,697,805	1,875,423
5.00%, 11/01/33 to 08/01/49 (a)	12,457,858	13,628,808
6.50%, 08/01/34 to 05/01/40 (a)	1,056,418	1,208,456
6.00%, 07/01/35 to 10/01/39 (a)(d)	970,757	1,114,738
4.50%, 04/01/39 to 04/01/41 (a)(d)	1,508,140	1,634,319
3.50%, 10/01/40 to 01/01/48 (a)(d)	26,678,596	27,681,777
3.00%, 07/01/43 (a)(d)	1,089,703	1,122,862
Fannie Mae TBA
3.00%, 10/01/34 to 10/01/49 (a)(m)	26,000,000	26,492,657
3.50%, 10/01/34 to 10/01/49 (a)(m)	23,500,000	24,191,016
4.00%, 10/01/34 to 10/01/49 (a)(m)	11,500,000	11,946,111
4.50%, 10/01/49 (a)(m)	13,500,000	14,216,997
5.00%, 10/01/49 (a)(m)	7,500,000	8,033,789
Freddie Mac
2.00%, 08/01/23 to 12/01/31 (a)	1,365,765	1,365,982
4.00%, 03/01/24 to 06/01/49 (a)	99,145,689	104,201,231
5.50%, 05/01/24 to 02/01/40 (a)(d)	401,839	448,060
5.50%, 04/01/25 to 08/01/41 (a)	4,138,442	4,656,497
3.50%, 12/01/25 to 10/01/49 (a)	141,504,277	147,100,640
3.00%, 08/01/26 to 10/01/49 (a)	129,677,754	133,044,474
2.50%, 04/01/27 to 11/01/46 (a)	27,079,926	27,356,565
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.00%, 09/01/32 to 06/01/34 (a)(d)	212,048	241,488
6.00%, 07/01/33 to 06/01/39 (a)	2,373,030	2,734,395
6.50%, 12/01/33 to 09/01/39 (a)	342,165	397,565
5.00%, 06/01/34 to 11/01/48 (a)	10,292,137	11,241,949
5.00%, 11/01/34 to 08/01/39 (a)(d)	931,313	1,029,330
4.50%, 05/01/39 to 08/01/49 (a)	32,015,377	34,101,268
4.50%, 05/01/39 to 07/01/39 (a)(d)	270,778	293,606
4.00%, 05/01/44 (a)(d)	1,495,900	1,582,561
Ginnie Mae
3.00%, 01/20/27 to 09/20/49 (a)	117,973,771	121,751,289
2.50%, 03/20/27 to 02/20/47 (a)	6,016,980	6,093,339
6.00%, 10/20/32 to 01/20/45 (a)	1,565,248	1,798,734
5.50%, 02/20/33 to 03/20/49 (a)	3,357,711	3,735,563
3.50%, 03/20/33 to 09/20/49 (a)	179,177,850	187,289,739
5.00%, 03/20/33 to 12/20/48 (a)	19,095,086	20,731,101
5.50%, 04/15/33 (a)(d)	143,879	162,121
5.00%, 05/15/33 to 07/20/39 (a)(d)	430,501	476,654
4.50%, 01/20/39 to 07/20/49 (a)	49,370,371	52,624,491
4.50%, 03/20/39 (a)(d)	238,644	257,471
4.00%, 06/15/39 to 07/20/49 (a)	108,716,161	114,332,849
3.50%, 08/20/44 (a)(d)	1,107,309	1,162,672
Ginnie Mae TBA
3.00%, 10/01/49 (a)(m)	3,500,000	3,591,738
3.50%, 10/01/49 (a)(m)	10,500,000	10,878,369
4.00%, 10/01/49 (a)(m)	8,500,000	8,840,166
4.50%, 10/01/49 (a)(m)	8,500,000	8,883,708
5.00%, 10/01/49 (a)(m)	1,500,000	1,581,680
		1,868,080,720
Total Securitized
(Cost $2,012,959,676)		2,043,492,224

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 3.1% of net assets

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (n)	213,220,476	213,220,476
Total Other Investment Company
(Cost $213,220,476)		213,220,476
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $33,442,488 or 0.5% of net assets.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero Coupon Bond.
(j)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(l)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	The rate shown is the 7-day yield.

CD –	Certificate of deposit
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,740,058,610	$—	$1,740,058,610
Treasuries	—	2,756,591,110	—	2,756,591,110
Government Related[1]	—	399,203,009	—	399,203,009
Securitized[1]	—	2,043,492,224	—	2,043,492,224
Other Investment Company[1]	213,220,476	—	—	213,220,476
Total	$213,220,476	$6,939,344,953	$—	$7,152,565,429
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP19